RATED MONEY MARKET PORTFOLIO
A FUND OF
FIDELITY COLCHESTER STREET TRUST
82 DEVONSHIRE STREET, BOSTON, MASSACHUSETTS 02109
1-800-843-3001
NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To the Shareholders of Rated Money Market Portfolio:
 NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the Meeting) of Rated Money Market Portfolio (Rated Portfolio) will be held at the principal executive office of Fidelity Colchester Street Trust (the trust), 82 Devonshire Street, Boston, Massachusetts 02109 on December 16, 1998 at 11:00 a.m. Eastern time. The purpose of the Meeting is to consider and act upon the following proposal, and to transact such other business as may properly come before the Meeting or any adjournments thereof.
  (1) To approve an Agreement and Plan of Reorganization between Rated Portfolio and Domestic Portfolio, another fund of the trust, providing for the transfer of all of the assets of Rated Portfolio to Domestic Portfolio in exchange solely for shares of beneficial interest in Class I, Class II, and Class III of Domestic Portfolio and the assumption by Domestic Portfolio of Rated Portfolio's liabilities, followed by the distribution of Domestic Portfolio's shares to shareholders of the corresponding class of Rated Portfolio in liquidation of Rated Portfolio.
 The Board of Trustees has fixed the close of business on October 19, 1998 as the record date for the determination of the shareholders of Rated Portfolio entitled to notice of, and to vote at, such Meeting and any adjournments thereof.
By order of the Board of Trustees,
ERIC D. ROITER, Secretary
October 19, 1998

YOUR VOTE IS IMPORTANT -
PLEASE RETURN YOUR PROXY CARD PROMPTLY.
SHAREHOLDERS ARE INVITED TO ATTEND THE MEETING IN PERSON. ANY SHAREHOLDER WHO DOES NOT EXPECT TO ATTEND THE MEETING IS URGED TO INDICATE VOTING INSTRUCTIONS ON THE ENCLOSED PROXY CARD, DATE AND SIGN IT, AND RETURN IT IN THE ENVELOPE PROVIDED, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES. IN ORDER TO AVOID UNNECESSARY EXPENSE, WE ASK YOUR COOPERATION IN MAILING YOUR PROXY CARD PROMPTLY, NO MATTER HOW LARGE OR SMALL YOUR HOLDINGS MAY BE.

INSTRUCTIONS FOR EXECUTING PROXY CARD
 The following general rules for executing proxy cards may be of assistance to you and help avoid the time and expense involved in validating your vote if you fail to execute your proxy card properly.
1. INDIVIDUAL ACCOUNTS: Your name should be signed exactly as it appears in the registration on the proxy card.
2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration.
3. ALL OTHER ACCOUNTS should show the capacity of the individual signing. This can be shown either in the form of the account registration itself or by the individual executing the proxy card. For example:
               REGISTRATION                   VALID SIGNATURE



A. 1)               ABC CORP.                   JOHN SMITH, TREASURER

   2)            ABC CORP.                      JOHN SMITH, TREASURER

                 C/O JOHN SMITH, TREASURER



B. 1)            ABC CORP. PROFIT SHARING PLAN  ANN B. COLLINS, TRUSTEE

   2)            ABC TRUST                      ANN B. COLLINS, TRUSTEE

                 U/T/D 12/28/78



C.   1)          ANTHONY B. CRAFT, CUST.        ANTHONY B. CRAFT

                 F/B/O ANTHONY B. CRAFT, JR.

                 UGMA


RATED MONEY MARKET PORTFOLIO
A FUND OF
FIDELITY COLCHESTER STREET TRUST
82 DEVONSHIRE STREET, BOSTON, MASSACHUSETTS 02109
1-800-843-3001
PROXY STATEMENT AND PROSPECTUS
OCTOBER 19, 1998
 This Proxy Statement and Prospectus (Proxy Statement) is being furnished to shareholders of Rated Money Market Portfolio (Rated Portfolio), a fund of Fidelity Colchester Street Trust (the trust), in connection with the solicitation of proxies by the trust's Board of Trustees for use at the Special Meeting of Shareholders of Rated Portfolio and at any adjournments thereof (the Meeting). The Meeting will be held on Wednesday, December 16, 1998 at 11:00 a.m. Eastern time at 82 Devonshire Street, Boston, Massachusetts 02109, the principal executive office of the trust.
 As more fully described in the Proxy Statement, the purpose of the Meeting is to vote on a proposed reorganization (the Reorganization). Pursuant to an Agreement and Plan of Reorganization (the Agreement), Rated Portfolio would transfer all of its assets to Domestic
Portfoli   o    , another fund of the trust, in exchange solely for
shares of beneficial interest in Class I, Class II, and Class III of Domestic Portfolio and the assumption by Domestic Portfolio of Rated Portfolio's liabilities. Domestic Portfolio shares would then be distributed to Rated Portfolio shareholders, so that each such shareholder would receive a number of full and fractional shares of the corresponding class of Domestic Portfolio equal to the number of full and fractional shares of the same class of Rated Portfolio held by such shareholder. As provided in the Agreement, Rated Portfolio will distribute Class I, Class II, and Class III shares of Domestic Portfolio to its shareholders of the corresponding class in liquidation of Rated Portfolio on January 21, 1999, or such other date as the parties may agree (the Closing Date).
 Domestic Portfolio is a money market fund, a fund of Fidelity Colchester Street Trust, an open-end management investment company
organized    as a Massachusetts business trust on November 10, 1991
and converted to     a Delaware business trust on May 30, 1993.
Domestic Portfolio's investment objective is to seek a high level of current income while maintaining a stable $1.00 share price. Domestic Portfolio seeks to achieve its investment objective by investing only in the highest quality U.S. dollar-denominated money market securities of domestic issuers, rated in the highest rating category by at least two nationally recognized rating services, U.S. Government securities and repurchase agreements.
    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
 This Proxy Statement, which should be retained for future reference, sets forth concisely the information about the Reorganization and Domestic Portfolio that a shareholder should know before voting on the proposed Reorganization. The Statement of Additional Information dated October 19, 1998 relating to this Proxy Statement has been filed with the Securities and Exchange Commission (SEC) and is incorporated herein by reference. This Proxy Statement is accompanied by a combined Prospectus (dated May 29, 1998 and supplemented on August 1, 1998), which offers shares of Class I, Class II, or Class III of Domestic Portfolio and Rated Portfolio. The combined Statement of Additional Information for Class I, Class II, and Class III of Domestic Portfolio and Rated Portfolio (dated May 29,1998 and supplemented on August 5,
1998) is available upon request. Each of the combined Class I, Class II, and Class III Prospectuses and the combined Statement of Additional Information for Domestic Portfolio and Rated Portfolio, dated May 29, 1998, and supplemented as previously noted, have been filed with the SEC and are incorporated herein by reference. Copies of the Statement of Additional Information may be obtained without charge by contacting the trust, Domestic Portfolio or Rated Portfolio at Fidelity Distributors Corporation, 82 Devonshire Street, Boston, Massachusetts 02109 or by calling 1-800-843-3001.

TABLE OF CONTENTS
Voting Information                                       1
Synopsis                                                 4
Comparison of Other Policies of The Funds                12
Comparison of Principal Risk Factors                     14
The Proposed Transaction                                 15
Additional Information About Domestic Portfolio          20
Miscellaneous                                            22
Exhibit 1. Form of Agreement and Plan of Reorganization
of Rated Money Market Portfolio                          23

PROXY STATEMENT AND PROSPECTUS
SPECIAL MEETING OF SHAREHOLDERS OF
RATED MONEY MARKET PORTFOLIO
A FUND OF
FIDELITY COLCHESTER STREET TRUST
82 DEVONSHIRE STREET, BOSTON, MASSACHUSETTS 02109
1-800-843-3001
TO BE HELD ON DECEMBER 16, 1998
VOTING INFORMATION
 This Proxy Statement and Prospectus (Proxy Statement) is furnished in connection with a solicitation of proxies made by, and on behalf of, the Board of Trustees of Fidelity Colchester Street Trust (the trust) to be used at the Special Meeting of Shareholders of Rated Money Market Portfolio (Rated Portfolio or the fund) and at any adjournments thereof (the Meeting), to be held on Wednesday, December 16, 1998 at 11:00 a.m. at 82 Devonshire Street, Boston, Massachusetts 02109, the principal executive office of the trust and Fidelity Management & Research Company (FMR), the fund's investment adviser.
 The purpose of the Meeting is set forth in the accompanying Notice. The solicitation is made primarily by the mailing of this Proxy Statement and the accompanying proxy card on or about October 19, 1998. Supplementary solicitations may be made by mail, telephone, telegraph, facsimile, electronic means or by personal interview by representatives of the trust. In addition, D.F. King & Co., Inc. and/or Management Information Services Corp. may be paid on a per-call basis to solicit shareholders on behalf of the fund at an anticipated cost of approximately $500. The expenses in connection with preparing this Proxy Statement and its enclosures and of all solicitations will be paid by the fund, provided total operating expenses for each class of Rated Portfolio do not exceed a class's expense cap of 0.20% (excluding interest, taxes, brokerage commissions, extraordinary expenses and 12b-1 fees). Expenses exceeding each class's expense cap will be paid by FMR. The fund will reimburse brokerage firms and others for their reasonable expenses in forwarding solicitation material to the beneficial owners of shares.
 If the enclosed proxy card is executed and returned, it may nevertheless be revoked at any time prior to its use by written notification received by the trust, by the execution of a later-dated proxy card, or by attending the Meeting and voting in person.
 All proxy cards solicited by the Board of Trustees that are properly executed and received by the Secretary prior to the Meeting, and which are not revoked, will be voted at the Meeting. Shares represented by such proxies will be voted in accordance with the instructions thereon. If no specification is made on a proxy card, it will be voted FOR the matter specified on the proxy card. Only proxies that are voted will be counted toward establishing a quorum. Broker non-votes are not considered voted for this purpose. Shareholders should note that while votes to ABSTAIN will count toward establishing a quorum, passage of any proposal being considered at the Meeting will occur only if a sufficient number of votes are cast FOR the proposal. Accordingly, votes to ABSTAIN and votes AGAINST will have the same effect in determining whether the proposal is approved. Approval of the Reorganization will be determined by the aggregate vote of all classes of the fund's shares rather than by each class separately.
 Rated Portfolio may also arrange to have votes recorded by telephone. D.F. King & Co., Inc. may be paid on a per-call basis for vote-by-phone solicitations on behalf of the fund at an anticipated cost of approximately $250. The expenses in connection with telephone voting will be paid by the fund, provided the total operating expenses
do not exceed each class's expense cap of 0.20% (   excluding
interest, taxes, brokerage commissions, extraordinary expenses, and
12b-1 fees    ). Expenses exceeding each class's expense cap will be
paid by FMR. If the fund records votes by telephone, it will use procedures designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their instructions have been properly recorded. Proxies given by telephone may be revoked at any time before they are voted in the same manner that proxies voted by mail may be revoked.
 If a quorum is not present at the Meeting, or if a quorum is present at the Meeting but sufficient votes to approve the proposed item are not received, or if other matters arise requiring shareholder attention, the persons named as proxy agents may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares present at the Meeting or represented by proxy. When voting on a proposed adjournment, the persons named as proxy agents will vote FOR the proposed adjournment all shares that they are entitled to vote with respect to each item, unless directed to vote AGAINST the item, in which case such shares will be voted against the proposed adjournment with respect to that item. A shareholder vote may be taken on the item in this Proxy Statement or on any other business properly presented at the Meeting prior to such adjournment if sufficient votes have been received and it is otherwise appropriate.
 Shares of each class of Rated Portfolio and Domestic Portfolio issued and outstanding on July 31, 1998 are listed below:

RATED PORTFOLIO:

CLASS I                     386,725,803

CLASS II                    77,168,044

CLASS III                   112,443,540

   DOMESTIC PORTFOLIO:

   CLASS I                      968,616,438

   CLASS II                     37,270,363

   CLASS III                    83,433,647

 Shareholders of record at the close of business on October 19, 1998, will be entitled to vote at the Meeting. Each such shareholder will be entitled to one vote for each dollar of net asset value held on that date.
 As of July    31, 1998, the Tru    stees, Members of the Advisory
Board, and officers of each fund owned, in the aggregate, less than 1% of each fund's total outstanding shares.
 As of July 31, 1998, the Trustees, Members of the Advisory Board, and officers of each fund owned, in the aggregate, less than 1% of each class's total outstanding shares.
 As of July 31, 1998, the following    shareholders     owned of
record or beneficially 5% or more of the outstanding shares of the
f   ollowing classes    :
 Rated Portfolio - Class I: U.S. Trust Company of NY, New York, NY
(18.57%); Metric Management, Inc., San Francisco, CA (14.17%)   ;
Perini Corporation, Framingham, MA (12.03%); Southern Farm Bureau Life, Jackson, MS (5.43%).
 Rated Portfolio - Class II: BankBoston, Boston, MA (100%).
 Rated Portfolio - Class III: Chase Bank of Texas, Houston, TX (43.87%); Fleet National Bank, Providence, RI (24.50%); Michigan Public Funds Inv. Trust, Farmington Hills, MI (16.74%); The Bank of New York, New York, NY (6.67%).
 Domestic Portfolio - Class I: Chase Bank of Texas, Houston, TX (8.93%); Intel Corporation, Santa Clara, CA (8.42%); Bank One Oklahoma, Tulsa, OK (5.41%); Simmons First National Bank, Pine Bluff, AR (5.31%).
 Domestic Portfolio - Class II: Fleet National Bank, Providence, RI (68.17%); BankBoston, Boston, MA (31.83%).
 Domestic Portfolio - Class III: Frost National Bank, San Antonio, TX (59.00%); Chase Bank of Texas, Houston, TX (14.47%); First Union National Bank, Charlotte, NC (13.40%); Northwestern Trust Company, Seattle, WA (10.58%); Reliance Trust Company, Atlanta, GA (8.57%); Fleet National Bank, Providence, RI (5.44%).
 To the knowledge of the trust and each fund, no other shareholder owned of record or beneficially 5% or more of the outstanding shares of any class or of either fund on that date. It is not anticipated that any of the above shareholders will own of record or beneficially 5% or more of the outstanding shares of the combined fund as a result of the Reorganization. It is anticipated that the following shareholders will own of record or beneficially 5% or more of the outstanding classes of the combined fund as a result of the
Reorganization:
 Class I: Chase Bank of Texas, Houston, TX (6.38%); U.S. Trust Company of NY, New York, NY (5.30%).
 Class II: BankBoston, Boston, MA (77.79%); Fleet National Bank, Providence, RI (22.21%).
 Class III: Chase Bank of Texas, Houston, TX (31.35%); Frost National Bank, San Antonio, TX (25.13%); Fleet National Bank, Providence, RI (14.06%); Michigan Public Funds Inv. Trust, Farmington Hills, MI (9.61%); First Union National Bank, Charlotte, NC (5.71%).
    A shareholder owning of record or beneficially more than 25% of a fund's or class's outstanding shares may be considered a controlling person of that fund or class, as applicable. Accordingly, based on the ownership shown above, BankBoston, N.A. may be considered a controlling person of Rated Portfolio - Class II; Chase Bank of Texas may be considered a controlling person of Rated Portfolio - Class III; Fleet National Bank, N.A. and BankBoston N.A. may be considered controlling persons of Domestic Portfolio - Class II; Frost National Bank, N.A. may be considered a controlling person of Domestic Portfolio - Class III. In addition, it is anticipated that if the Reorganization of Rated Portfolio is approved by shareholders, BankBoston, N.A. may be considered a controlling person of the combined fund - Class II, and Chase Bank of Texas and Frost National Bank, N.A. may be considered controlling persons of the combined fund
- Class III. Each such shareholder's vote may have a more significant effect on matters presented at a shareholder meeting of the applicable class than votes of other shareholders of the class.
 VOTE REQUIRED: APPROVAL OF THE REORGANIZATION REQUIRES THE AFFIRMATIVE VOTE OF A "MAJORITY OF THE OUTSTANDING VOTING SECURITIES" OF RATED PORTFOLIO. UNDER THE INVESTMENT COMPANY ACT OF 1940 (THE 1940
ACT), THE VOTE OF A "MAJORITY OF THE OUTSTANDING VOTING SECURITIES" MEANS THE AFFIRMATIVE VOTE OF THE LESSER OF (A) 67% OR MORE OF THE VOTING SECURITIES PRESENT AT THE MEETING OR REPRESENTED BY PROXY IF THE HOLDERS OF MORE THAN 50% OF THE OUTSTANDING VOTING SECURITIES ARE PRESENT OR REPRESENTED BY PROXY OR (B) MORE THAN 50% OF THE OUTSTANDING VOTING SECURITIES. BROKER NON-VOTES ARE NOT CONSIDERED "PRESENT" FOR THIS PURPOSE.
SYNOPSIS
 The following is a summary of certain information contained elsewhere in this Proxy Statement, in the Agreement, and in the combined
Class I, Class II, and Class III     Prospectus   es     of Rated
Portfolio and Domestic Portfolio, which are incorporated herein by this reference. Shareholders should read the entire Proxy Statement and the Prospectus of Domestic Portfolio carefully for more complete information.
 The proposed Reorganization would    merge     Rated Portfolio into
Domestic Portfolio, a money market fund also managed by FMR. If the Reorganization is approved, Rated Portfolio will cease to exist and current shareholders of the fund will become shareholders of the corresponding class of Domestic Portfolio.
 Rated Portfolio and Domestic Portfolio each offers three classes of shares: Class I, Class II, and Class III. All classes of a fund have a common investment objective and investment portfolio.
 Both Rated Portfolio and Domestic Portfolio seek to earn a high level of current income while maintaining a stable $1.00 share price by
investing in    the     high   est     quality short-term securities.
Both funds are rated in the highest rating category by two nationally recognized rating services. An investment in a fund is neither insured nor guaranteed by the U.S. Government and there is no assurance that either fund will maintain a stable $1.00 share price.
 Rated Portfolio and Domestic Portfolio offer the same investor services, exchange privileges, and methods to purchase and redeem shares. Regardless of whether the Reorganization is approved, you will not have to change how you do business with Fidelity or take any other action to maintain your investment.
 The proposed Reorganization is part of an effort by Fidelity to streamline its institutional money market fund product line so that it may manage the funds more efficiently. If the Reorganization is approved, Rated Portfolio shareholders will become shareholders of a fund with the same rating that has a larger asset base and a broader shareholder base than Rated Portfolio. A broader shareholder base may tend to lessen the effect of cash flows in and out of a fund, making the fund easier to manage. Thus, the larger asset base and shareholder base of the combined fund could potentially lead to better relative performance.
INVESTMENT    OBJECTIVE AND POLICIES
 Both Rated Portfolio and Domestic Portfolio seek a high level of current income while maintaining a stable $1.00 share price. To
achieve this objective, the funds    invest in the hig    h   est
quality U.S. dollar-denominated money market securities rated in the highest rating category by at least two nationally recognized rating services, U.S. Government securities, and repurchase agreements.
   T    he primary difference between their investment policies is that, while both funds are limited to U.S. dollar-denominated securities, Rated Portfolio may purchase securities of both
d   o    mestic and foreign issuers, while Domestic Portfolio is
limited to securities of domestic issuers. However, Rated Portfolio
currently does not purchase any    sec    urities of foreign issuers
that mature beyond the Closing Date, as defined below.
EXPENSE STRUCTURES
 Rated Portfolio and Domestic Portfolio have substantially identical expense structures. Each fund pays FMR a monthly management fee at the annual rate of 0.20% of the fund's average net assets (the management
fee is the same for all    cla    sses of each fund).
 In addition, Class I, Class II, and Class III of both funds have adopted Distribution and Service Plans (the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Class I, Class II, and Class III Plans of Rated Portfolio are the same as the Plans of the corresponding class of Domestic Portfolio.
 Class I of each fund does not pay a separate distribution fee. Class II of each fund pays Fidelity Distributors Corp. (FDC), the funds' distributor, a monthly distribution fee at the annual rate of 0.15% of Class II's average net assets. Class III of each fund pays FDC a monthly distribution fee at the annual rate of 0.25% of Class III's average net assets. In addition, the Plans for each class specifically recognize that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with the distribution of each class's shares. Pursuant to the Plans, FMR may also pay, either directly (for Class I only) or through FDC (for Class II and Class III), investment professionals and other third parties that engage in the sale of each class's shares or provide shareholder support services. If Rated Portfolio shareholders approve the Reorganization, they will receive Domestic Portfolio
shares of the corresponding    cla    ss that are distributed under
the same terms as, and pay a distribution fee at the same annual rate as, their Rated Portfolio shares.
 In addition to management fees and distribution fees, both funds, or
each class    the    reof, as applicable, also pays other operating
expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports. For example, audit, transfer agency, dividend disbursing, and shareholder servicing expenses are paid by each class of each fund, while pricing and bookkeeping expenses are paid by each fund.
 In sum, if Rated Portfolio shareholders approve the Reorganization, they will become shareholders of a larger money market fund with the same investment objective and similar investment policies to Rated
Portfolio. To the extent that the    Reo    rganization allows FMR to
manage    the     fund more effectively and efficiently, better
relative performance may result.
 The Board of Trustees believes that the Reorganization would benefit Rated Portfolio shareholders and recommends that shareholders vote in favor of the Reorganization.
TOTAL OPERATING EXPENSES AND REIMBURSEMENT ARRANGEMENTS
 Currently, FMR voluntarily reimburses Class I, Class II, and Class III of each fund to the extent that each class's total operating expenses (excluding interest, taxes, brokerage commissions,
extraordinary expenses, and 12b-1 fees) exceed 0.20% of    eac    h
class's respective average net assets. FMR may modify or terminate these reimbursement arrangements at any time, which would cause each class's total operating expenses to increase.
THE PROPOSED REORGANIZATION
 Shareholders of Rated Portfolio will be asked at the Meeting to vote upon and approve the Reorganization and the Agreement, which provide for the acquisition by Domestic Portfolio of all of the assets of Rated Portfolio in exchange solely for Class I, Class II, and Class III shares of Domestic Portfolio and the assumption by Domestic Portfolio of the liabilities of Rated Portfolio. Rated Portfolio will then distribute the Class I, Class II, and Class III shares of
Domestic Portfolio to its shareholders, so that each    such
shareholder will receive the number of full and fractional shares of
   the     corresponding    class of     Domestic Portfolio equal to
the number of full and fractional shares of the    same     class of
Rated Portfolio held by such shareholder on the Closing Date (defined below). The exchange of Rated Portfolio's assets for Domestic Portfolio's shares will occur as of the close of business of the New York Stock Exchange (NYSE) on January 21, 1999, or such other time and date as the parties may agree (the Closing Date). Rated Portfolio will then be liquidated as soon as practicable thereafter.
 The funds have received an opinion of counsel that the Reorganization will not result in any gain or loss for federal income tax purposes either to Rated Portfolio or Domestic Portfolio, or to the shareholders of either fund. The rights and privileges of the former shareholders of Rated Portfolio will be effectively unchanged by the Reorganization.
COMPARATIVE FEE TABLES
 The following tables show    for Class I, Class II, and Class III of
each fund     (i) the shareholder transaction expenses that Rated
Portfolio and Domestic Portfolio shareholders currently incur, and the shareholder transaction expenses that shareholders of the combined fund will incur after giving effect to the Reorganization, (ii) the current fees and expenses for each class of Rated Portfolio and Domestic Portfolio for the 12 months ended March 31, 1998 and pro forma fees and expenses for each class of the combined fund based on the same time period after giving effect to the Reorganization and including the effect of FMR's current voluntary expense limitation for each class, and (iii) the current fees and expenses for each class of Rated Portfolio and Domestic Portfolio for the 12 months ended March 31, 1998 and pro forma fees and expenses for each class of the combined fund based on the same time period after giving effect to the Reorganization and excluding the effect of FMR's current voluntary expense limitation for each class. FMR has voluntarily agreed to reimburse Class I, Class II, and Class III of both funds to the extent that each class's total operating expenses exceed 0.20% (excluding interest, taxes, brokerage commissions, extraordinary expenses, and 12b-1 fees) of its average net assets. The total operating expenses shown for Class II and Class III of each fund exceed 0.20% because of the effect of those class's 12b-1 fees.
SHAREHOLDER TRANSACTION AND ANNUAL FUND OPERATING EXPENSES
 Shareholder Transaction Expenses are charges that shareholders may pay when they buy or sell shares of a fund.
 Annual    F    und    O    perating    E    xpenses are paid out of
each fund's or class's assets. Expenses are factored into each class's share price or dividends and are not charged directly to shareholder accounts. The following figures are based on each class's historical expenses, adjusted to reflect current fees, and are calculated as a percentage of the average net assets of each class. Prior to January 1, 1998, Rated Portfolio operated under an all-inclusive management contract whereby Rated Portfolio paid FMR a monthly management fee at an annual rate of 0.42% of its average daily net assets and FMR paid all of the other expenses of the fund, with certain exceptions.

CLASS I
              RATED      DOMESTIC   COMBINED
              PORTFOLIO  PORTFOLIO  FUND

MAXIMUM       NONE       NONE       NONE
SALES
CHARGE ON
PURCHASES
AND
REINVESTED
DISTRIBUTION
S

MAXIMUM       NONE       NONE       NONE
DEFERRED
SALES
CHARGE

SHORT-TERM    NONE       NONE       NONE
TRADING FEE

EXCHANGE      NONE       NONE       NONE
FEE

              RATED             DOMESTIC          PRO FORMA
                 PORTFOLIO         PORTFOLIO         COMBINED
                                                     FUND

MANAGEME       0.20%             0.20%             0.20%
NT FEE

12B-1 FEE     NONE              NONE              NONE
(DISTRIBUTIO
N FEE)

OTHER          0.00%*            0.00%*            0.00%*
EXPENSES
(AFTER
REIMBURSE
MENT)

TOTAL          0.20%*            0.20%*            0.20%*
OPERATING
EXPENSES

* FMR has voluntarily agreed to reimburse Class I of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and 12b-1 fees), as a percentage of its respective average net assets, exceed 0.20%. If these agreements were not in effect, the management fee, other expenses and total operating expenses, as a percentage of average net assets, would have been 0.20%, 0.23%, and 0.43%, respectively, for Rated Portfolio; 0.20%, 0.07%, and 0.27%, respectively, for Domestic Portfolio; and 0.20%, 0.06%, and 0.26%, respectively, for the combined
(pro forma) fund. Rated Portfolio's    other e    xpense   s     ratio
of 0.23% included herein is estimated due to a change in its management fee rate effective January 1, 1998.

CLASS II
              RATED      DOMESTIC   COMBINED
              PORTFOLIO  PORTFOLIO  FUND

MAXIMUM       NONE       NONE       NONE
SALES
CHARGE ON
PURCHASES
AND
REINVESTED
DISTRIBUTION
S

MAXIMUM       NONE       NONE       NONE
DEFERRED
SALES
CHARGE

SHORT-TERM    NONE       NONE       NONE
TRADING FEE

EXCHANGE      NONE       NONE       NONE
FEE

              RATED             DOMESTIC          PRO FORMA
                 PORTFOLIO         PORTFOLIO      COMBINED
                                                     FUND

MANAGEME       0.20%             0.20%             0.20%
NT FEE

12B-1 FEE      0.15%             0.15%             0.15%
(DISTRIBUTIO
N FEE)

OTHER          0.00%*            0.00%*            0.00%*
EXPENSES
(AFTER
REIMBURSE
MENT)

TOTAL          0.35%*            0.35%*            0.35%*
OPERATING
EXPENSES

* FMR has voluntarily agreed to reimburse Class II of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and 12b-1 fees), as a percentage of its respective average net assets, exceed 0.20%. If these agreements were not in effect, the management fee, other expenses and total operating expenses, as a percentage of average net assets, would have been 0.20%, 0.23%, and 0.58%, respectively, for Rated Portfolio; 0.20%, 0.08%, and 0.43%, respectively, for Domestic Portfolio; and 0.20%, 0.06%, and 0.41%, respectively, for the combined
(pro forma) fund. Rated Portfolio's    other e    xpense   s     ratio
of 0.23% included herein is estimated due to a change in its management fee rate effective January 1, 1998.

CLASS III
              RATED      DOMESTIC   COMBINED
              PORTFOLIO  PORTFOLIO  FUND

MAXIMUM       NONE       NONE       NONE
SALES
CHARGE ON
PURCHASES
AND
REINVESTED
DISTRIBUTION
S

MAXIMUM       NONE       NONE       NONE
DEFERRED
SALES
CHARGE

SHORT-TERM    NONE       NONE       NONE
TRADING FEE

EXCHANGE      NONE       NONE       NONE
FEE

              RATED             DOMESTIC          PRO FORMA
                 PORTFOLIO         PORTFOLIO         COMBINED
                                                     FUND

MANAGEME       0.20%             0.20%             0.20%
NT FEE

12B-1 FEE      0.25%             0.25%             0.25%
(DISTRIBUTIO
N FEE)

OTHER          0.00%*            0.00%*            0.00%*
EXPENSES
(AFTER
REIMBURSE
MENT)

TOTAL          0.45%*            0.45%*            0.45%*
OPERATING
EXPENSES

* FMR has voluntarily agreed to reimburse Class III of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and 12b-1 fees), as a percentage of its respective average net assets, exceed 0.20%. If these agreements were not in effect, the management fee, other expenses and total operating expenses, as a percentage of average net assets, would have been 0.20%, 0.23%, and 0.68%, respectively, for Rated Portfolio; 0.20%, 0.06%, and 0.51%, respectively, for Domestic Portfolio; and 0.20%, 0.06%, and 0.51%, respectively, for the combined
(pro forma) fund. Rated Portfolio's o   ther expen    ses ratio of
0.23% included herein is estimated due to a change in its management fee rate effective January 1, 1998.
 If the Reorganization is approved, the combined fund will retain the current expense structure described above, which requires paying a management fee, other operating expenses, and, for Class II and Class III, 12b-1 fees.
EXAMPLES OF EFFECT OF FUND EXPENSES (AFTER REIMBURSEMENT)
 The following tables illustrate the expenses on a hypothetical $1,000 investment in each class of each fund under the current and pro forma (combined fund) expenses (after voluntary reimbursement) calculated at the net rates stated above, assuming a 5% annual return.

CLASS I
          RATED PORTFOLIO  DOMESTIC PORTFOLIO  PRO FORMA
                                               COMBINED FUND

1 YEAR     $ 2              $ 2                 $ 2

3 YEARS    $ 6              $ 6                 $ 6

5 YEARS    $ 11             $ 11                $ 11

10 YEARS   $ 26             $ 26                $ 26

CLASS II
          RATED PORTFOLIO  DOMESTIC PORTFOLIO  PRO FORMA
                                               COMBINED FUND

1 YEAR     $ 4              $ 4                 $ 4

3 YEARS    $ 11             $ 11                $ 11

5 YEARS    $ 20             $ 20                $ 20

10 YEARS   $ 44             $ 44                $ 44

CLASS III
          RATED PORTFOLIO  DOMESTIC PORTFOLIO  PRO FORMA
                                               COMBINED FUND

1 YEAR     $ 5              $ 5                 $ 5

3 YEARS    $ 14             $ 14                $ 14

5 YEARS    $ 25             $ 25                $ 25

10 YEARS   $ 57             $ 57                $ 57

 These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Fund Operating Expenses remain the same in the years shown. These examples illustrate the effect of expenses (after voluntary reimbursement), but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund or class.
FORMS OF ORGANIZATION
 Rated Portfolio and Domestic Portfolio are diversified funds of Fidelity Colchester Street Trust (formerly Fidelity Institutional Cash
Portfolios), an open-end management investment company organ   ized as
a Massachusetts business trust on November 10, 1991 and converted to a
    Delaware business trust on May 30, 1993. The trust is authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of the same Delaware business trust organized under the same Trust Instrument, the rights of the security holders of Rated Portfolio under state law and the governing documents are expected to remain unchanged after the Reorganization. For more information regarding shareholder rights, refer to the section of the funds' Statement of Additional Information called "Description of the Trust."
INVESTMENT OBJECTIVE AND POLICIES
 Both Rated Portfolio and Domestic Portfolio seek a   s     high
a     level of current income    as is consistent with the
preservation of principal and liquidity within the limitations prescribed for each fund. Although the funds seek to maintain a stable $1.00 share price, investments in the funds are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that a fund will maintain a stable $1.00 share price.
    As money market mutual funds, both funds must comply with federal regulations regarding the quality and maturity of their investments. Money market funds may purchase only high-quality securities with a remaining maturity of 397 days or less, and must maintain a dollar-weighted average maturity of 90 days or less. However, both funds currently maintain a dollar-weighted average maturity of 60 days or less. As of July 31, 1998, Rated Portfolio's and Domestic Portfolio's dollar-weighted average maturity was 41 days and 53 days, respectively.
 To achieve their investment objective, the funds invest only in the highest quality U.S. dollar-denominated money market eligible securities rated in the highest rating category by at least two nationally recognized rating services, U.S. Government securities, and repurchase agreements. In addition, each fund currently concentrates its investments in the securities of issuers in the financial services industry.
    T    he primary difference between the funds' investment policies is that, while both funds are limited to U.S. dollar-denominated securities, Rated Portfolio may purchase securities of both domestic
   and foreign     issuers, and Domestic Portfolio is limited to
purchasing securities of domestic issuers.
    In antici    pation of the Reorganization, Rated Portfolio has
changed its investment policy regarding foreign securities so that it
no longer purchase   s     any foreign securities that mature beyond
the Closing Date. In addition, if shareholders approve the Reorganization, Rated Portfolio intends to dispose of any foreign securities that mature beyond the Closing Date. FMR anticipates that on the Closing Date, all of the foreign securities previously held by Rated Portfolio will have matured or will have been disposed of by Rated Portfolio. Rated Portfolio's other holdings are eligible
investments for Domestic Portfolio.    On October 2, 1998, Rated
Portfolio held no securities of foreign issuers.
 The proposed Reorganization may result in transaction costs associated with portfolio adjustments to Rated Portfolio's holdings, particularly its disposition of its foreign securities. Rated Portfolio will bear any such costs incurred prior to the Closing Date. Any transaction costs or other merger-related expenses which occur after the Closing Date will be borne by Domestic Portfolio.
 The investment objective of each fund is fundamental and may not be changed without the approval of a vote of at least "a majority of the outstanding voting securities" of the fund, as that term is defined in the 1940 Act. There can be no assurance that either fund will achieve its objective. With the exception of fundamental policies, investment policies of the funds can be changed without shareholder approval. COMPARISON OF OTHER POLICIES OF THE FUNDS
 DIVERSIFICATION. Rated Portfolio and Domestic Portfolio are diversified funds. As a matter of fundamental policy, with respect to 75% of each fund's total assets, the fund may not invest more than 5% of its total assets in the securities of a single issuer, and the fund may not hold more than 10% of the outstanding voting securities of a single issuer. These limitations do not apply to U.S. Government securities.
 BORROWING. Each fund may borrow money from banks or from other funds advised by FMR or an affiliate, or through reverse repurchase agreements. As a matter of fundamental policy, each fund may borrow money for temporary or emergency purposes, but not in an amount exceeding 33-1/3% of its total assets.
 LENDING. Each fund does not currently intend to lend assets, other than securities, to other parties, except by lending money (up to 10%
of the fund's net assets) to other funds    or portfolios     advised
by FMR    or an affiliate    . As a matter of fundamental policy, each
fund may not lend more than 33-1/3% of its total assets to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
 CONCENTRATION. As a matter of fundamental policy, each fund may not invest more than 25% of its total assets in any one industry, except that each fund will invest more than 25% of its total assets in the financial services industry. This limitation does not apply to U.S.
Government    s    ecurities. Financial services companies are subject
to various risks related to that industry, such as government regulation, changes in interest rates, and exposure on loans, including loans to foreign borrowers. If a fund invests substantially in this industry, its performance may be affected by conditions affecting this industry.
 OTHER INVESTMENT POLICIES. Each fund may purchase U.S. Government securities and enter into repurchase agreements and reverse repurchase agreements. As stated above, for more information about the risks and
restrictions associated with these policies, see the funds'    Class
I, Class II, or Class III     Prospectus, and for a more detailed
discussion of the funds' investments, see the funds'    combined
    Statement of Additional Information, which are incorporated herein by reference.
OPERATIONS OF DOMESTIC PORTFOLIO FOLLOWING THE REORGANIZATION
 FMR does not expect Domestic Portfolio to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to the fund's management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other service providers will continue to serve Domestic Portfolio in their current capacities.
 As stated above, if the Reorganization is approved, prior to the
Closing Date   ,     Rated Portfolio intends to sell any foreign
securities in its portfolio that mature beyond the Closing Date,
currently     scheduled for January 21, 1999. Transaction costs
associated with portfolio adjustments that occur between shareholder approval and the Closing Date will be borne by Rated Portfolio. Transaction costs associated with such adjustments that occur after the Closing Date will be borne by Domestic Portfolio.
PURCHASES AND REDEMPTIONS
 Rated Portfolio and Domestic Portfolio have identical purchase and redemption policies.
 The price to buy one share of Class I, Class II, and Class III of each fund is the class's net asset value per share (NAV). Shares of each class are sold without a sales charge. Shares are purchased at the next NAV calculated after an order is received in proper form. NAV is normally calculated each business day at 5:00 p.m. Eastern time. Each fund is managed to maintain a stable $1.00 share price.
    Each fund's     minimum initial investment amount is $1 million.
Investments in Rated Portfolio and Domestic Portfolio must be made using the Federal Reserve Wire System. Checks and Automated Clearing House payments will not be accepted as a means of investment. The transfer agent must receive all wires in proper form before the close of the Federal Reserve Wire System on the day of purchase. Refer to each fund's Prospectus for more information regarding how to buy shares.
 The price to sell one share of each class of each fund is the applicable class's NAV. Shares are sold at the next NAV calculated after an order is received in proper form. NAV is normally calculated each business day at 5:00 p.m. Eastern time.
 On October 19, 1998, Rated Portfolio closed to new accounts pending the shareholder vote on the Reorganization. Rated Portfolio shareholders on or prior to that date can continue to purchase shares of the fund and may redeem shares through the Closing Date. If the Reorganization is approved, the purchase and redemption policies of the combined fund will be identical to the current policies of the funds.
EXCHANGES
 The exchange privilege currently offered by each fund is the same and is not expected to change after the Reorganization. Shareholders of each fund currently may exchange their shares for shares of the corresponding class of, as applicable, Treasury Only Portfolio, Government Portfolio, Domestic Portfolio, Rated Portfolio, Money Market Portfolio, or Tax-Exempt Portfolio. None of these funds currently imposes an exchange fee and there is no limit on exchanges out of any of these funds.
DIVIDENDS AND OTHER DISTRIBUTIONS
 Each fund distributes substantially all of its net investment income and capital gains, if any, to shareholders each year. Each fund declares income dividends daily and pays them monthly. On or before the Closing Date, Rated Portfolio may declare additional dividends or other distributions in order to distribute substantially all of its investment company taxable income and net realized capital gain, if any.
FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION
 Each fund has received an opinion of its counsel, Kirkpatrick & Lockhart LLP, that the Reorganization will constitute a tax-free reorganization within the meaning of section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the Code). Accordingly, no gain or loss will be recognized to the funds or their shareholders as a result of the Reorganization. Please see the section entitled "Federal Income Tax Considerations" for more information.
 As of March 31, 1998, Rated Portfolio and Domestic Portfolio have capital loss carryforwards for federal income tax purposes aggregating approximately $29,000 and $126,000, respectively. Under current federal income tax law, Domestic Portfolio may be limited to using
only a portion    if any, of its capital loss carryforwards or     of
the capital loss carryforwards transferred by Rated Portfolio at the time of the Reorganization ("capital loss carryforwards"). There is no assurance that Domestic Portfolio will be able to realize sufficient capital gains to use the capital loss carryforwards before they expire. The capital loss carryforward attributable to Rated Portfolio will expire between March 31, 2003 and March 31, 2005. The capital loss carryforward attributable to Domestic Portfolio will expire between March 31, 2001 and March 31, 2006.
COMPARISON OF PRINCIPAL RISK FACTORS
 Rated Portfolio and Domestic Portfolio both invest in
high   -    quality, short-term securities, as required by federal
regulations applicable to all money market funds. Money market securities include high-quality, short-term instruments issued by the
U.S.    G    overnment, corporations, financial institutions, and
other entities. Both funds may also invest significantly in the financial services industry, so their performance may be affected by
conditions affecting that industry.    Although they are managed to
maintain a stable $1.00 share price,     money market funds are
sensitive to changes in    interest rat    es and in the credit
quality of issuers and their yields change daily based on interest rates and other market conditions.
 An investment in Domestic Portfolio involves slightly different risks from an investment in Rated Portfolio. In particular, Domestic Portfolio invests in U.S. dollar-denominated securities of domestic issuers only, while Rated Portfolio may purchase U.S.
dollar-denominated securities of domestic    and foreign
issuers.    However, in anticipation of the Reorganization, Rated
Portfolio no longer purchases any securities of foreign issuers that
mature beyond the Closing Date. In addition,     because regulatory
requirements regarding a money market fund's quality and maturity apply to both foreign and domestic investments, and because both funds are managed to maintain a $1.00 share price, an investment in Domestic Portfolio and an investment in Rated Portfolio involve substantially similar levels of risk.
THE PROPOSED TRANSACTION
TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN RATED PORTFOLIO AND DOMESTIC PORTFOLIO.
THE REORGANIZATION
 The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit 1 to this Proxy Statement.
 The Agreement contemplates (a) Domestic Portfolio acquiring as of the Closing Date all of the assets of Rated Portfolio in exchange solely for Class I, Class II, and Class III shares of Domestic Portfolio and the assumption by Domestic Portfolio of Rated Portfolio's liabilities; and (b) the distribution of Class I, Class II, and Class III shares of Domestic Portfolio to the shareholders of the corresponding class of Rated Portfolio as provided for in the Agreement.
 The assets of Rated Portfolio to be acquired by Domestic Portfolio include all cash, cash equivalents, securities, receivables (including interest or dividends receivables), claims, choses in action, and other property owned by Rated Portfolio, and any deferred or prepaid expenses shown as an asset on the books of Rated Portfolio on the Closing Date. Domestic Portfolio will assume from Rated Portfolio all liabilities, debts, obligations, and duties of Rated Portfolio of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable on the Closing Date, and whether or not specifically referred to in the Agreement; provided, however, that Rated Portfolio will use its best efforts, to the extent practicable, to discharge all of its known liabilities prior to the Closing Date, other than liabilities incurred in the ordinary course of business. Domestic Portfolio also will deliver to Rated Portfolio the number of full and fractional shares of Domestic Portfolio equal in number and class to the shares of Rated Portfolio exchanged therefor. Rated
Portfolio shall then distribute to its    shareholders     Class I,
Class II, and Class III shares of Domestic Portfolio    equal to the
number of full and fractional shares of the corresponding class of
    Rated Portfolio held by such shareholders on the Closing Date.
 The value of Rated Portfolio's assets to be acquired by Domestic Portfolio and the amount of its liabilities to be assumed by Domestic Portfolio will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Rated
Portfolio's then-current Prospectus   es     and Statement of
Additional Information. The net asset value of a share of Domestic Portfolio will be determined as of the same time using the valuation
procedures set forth in its then-current Prospectus   es     and
Statement of Additional Information.
 As of the Closing Date, Rated Portfolio will distribute to its shareholders of record the shares of Domestic Portfolio it received, so that each Rated Portfolio shareholder will receive the number of full and fractional shares of the corresponding class of Domestic
Portfolio equal to the number of full and fractional shares of    the
same class of     Rated Portfolio held by such shareholder on the
Closing Date; Rated Portfolio will be liquidated as soon as practicable thereafter. Such distribution will be accomplished by opening accounts on the books of Domestic Portfolio in the names of the Rated Portfolio shareholders and by transferring thereto shares of Domestic Portfolio. Each Rated Portfolio shareholder's account shall be credited with the number of full and fractional shares (rounded to the third decimal place) of Domestic Portfolio due that shareholder. Domestic Portfolio shall not issue certificates representing its shares in connection with such exchange.
 Accordingly, immediately after the Reorganization, each former Rated Portfolio shareholder will own shares of the corresponding class of Domestic Portfolio equal to the number of that shareholder's shares of Rated Portfolio immediately prior to the Reorganization. The share price of Domestic Portfolio will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder interest.
 Any transfer taxes payable upon issuance of shares of Domestic Portfolio in a name other than that of the registered holder of the shares on the books of Rated Portfolio as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Rated Portfolio is and will continue to be its responsibility up to and including the Closing Date and such later date on which Rated Portfolio is liquidated.
 Rated Portfolio will bear the cost of the Reorganization (subject to
each class's 0.20% expense cap        excluding interest, taxes,
brokerage commissions, extraordinary expenses, and 12b-1 fees), including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and proxy statements, together with the cost of any supplementary solicitation. However, there may be some transaction costs associated with portfolio adjustments to Rated Portfolio and Domestic Portfolio due to the Reorganization prior to the Closing Date which will be borne by Rated Portfolio and Domestic Portfolio, respectively. Any transaction costs associated with portfolio adjustments to Rated Portfolio and Domestic Portfolio due to the Reorganization which occur after the Closing Date and any additional merger-related costs attributable to Domestic Portfolio which occur after the Closing Date will be borne by Domestic Portfolio. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.
 The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on the shareholders' interests may be made subsequent to the Meeting.
REASONS FOR THE REORGANIZATION
 The Board of Trustees (the Board) of the funds has determined that the Reorganization is in the best interests of the shareholders of both funds and that the Reorganization will not result in a dilution of the interests of shareholders of either fund.
 In considering the Reorganization, the Board considered a number of factors, including the following:
 (1) the compatibility of the funds' investment objectives and policies;
 (2) the historical performance of the funds;
 (3) the relative expense ratios of the funds;
 (4) the costs to be incurred by each fund as a result of the
Reorganization;
 (5) the potential tax consequences of the Reorganization;
 (6) the relative size of the funds;
 (7) the elimination of similar funds;
 (8) the impact of changes to the institutional money market product line on the funds and their shareholders; and
 (9) the benefit to FMR and to the shareholders of the funds.
 FMR recommended the Reorganization to the Board at a meeting held on July 16, 1998. In recommending the Reorganization, FMR advised the Board that the funds generally have compatible investment objectives and policies and similar investment strategies, except that Rated Portfolio purchases securities of foreign issuers. FMR also informed the Board that if the Board approved presenting the Reorganization to shareholders, Rated Portfolio would not purchase any foreign securities that mature beyond the Closing Date. In addition, FMR advised the Board that if shareholders approve the Reorganization, Rated Portfolio will dispose of its foreign securities that mature beyond the Closing Date.
 The Board considered that shareholders of Rated Portfolio will receive the number of Class I, Class II, or Class III shares of Domestic Portfolio equal to the number of their shares of the corresponding class of Rated Portfolio. In addition, the Board considered that the funds expected to receive an opinion of counsel that the Reorganization would not result in any gain or loss for federal income tax purposes to Rated Portfolio, Domestic Portfolio, or to the shareholders of either fund, and that the Reorganization would not result in the dilution of any shareholder's interest in either fund.
 Finally, the Board considered the Reorganization in the context of a general goal of reducing the number of similar funds managed by FMR.
While reduc   ing     the number of funds and funds with lower assets
potentially would benefit FMR, it also should benefit shareholders by increasing operational efficiencies.
DESCRIPTION OF THE SECURITIES TO BE ISSUED
 Fidelity Colchester Street Trust (the trust) is registered with the Securities and Exchange Commission as an open-end management investment company. The trust's Trustees are authorized to issue an unlimited number of shares of beneficial interest of separate series. Domestic Portfolio is one of seven funds of the trust. Each share of each class of Domestic Portfolio represents an equal proportionate interest with each other share of each class of the fund, and each such share of each class of Domestic Portfolio is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of the fund is entitled to one vote for each dollar value of net asset value of the class of the fund that shareholder owns. Shares of Domestic Portfolio have no preemptive or conversion rights. The voting and dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectus of each class of the fund. Shares will be fully paid and nonassessable, except as set forth in the fund's Statement of Additional Information under the heading "Shareholder and Trustee Liability."
 The trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust's outstanding shares.
FEDERAL INCOME TAX CONSIDERATIONS
 The exchange of Rated Portfolio's assets for Domestic Portfolio's shares and the assumption of the liabilities of Rated Portfolio by Domestic Portfolio is intended to qualify for federal income tax purposes as a tax-free reorganization under the Code. With respect to the Reorganization, the participating funds have received an opinion from Kirkpatrick & Lockhart LLP, counsel to Rated Portfolio and Domestic Portfolio, substantially to the effect that:
 (i) The acquisition by Domestic Portfolio of all of the assets of Rated Portfolio solely in exchange for Domestic Portfolio shares and the assumption by Domestic Portfolio of Rated Portfolio's liabilities, followed by the distribution by Rated Portfolio of Domestic Portfolio shares to the shareholders of the corresponding class of Rated Portfolio pursuant to the liquidation of Rated Portfolio and constructively in exchange for their Rated Portfolio shares, will constitute a reorganization within the meaning of section 368(a)(1)(C) of the Code, and Rated Portfolio and Domestic Portfolio will each be "a party to a reorganization" within the meaning of section 368(b) of the Code;
 (ii) No gain or loss will be recognized by Rated Portfolio upon the transfer of all of its assets to Domestic Portfolio in exchange solely for Domestic Portfolio shares and Domestic Portfolio's assumption of Rated Portfolio's liabilities, followed by Rated Portfolio's
subsequent distribution of those shares to    Rated Portfolio
shareholders in liquidation of Rated Portfolio;
 (iii) No gain or loss will be recognized by Domestic Portfolio upon the receipt of the assets of Rated Portfolio in exchange solely for Domestic Portfolio shares and its assumption of Rated Portfolio's liabilities;
 (iv) The shareholders of Rated Portfolio will recognize no gain or loss upon the exchange of their Rated Portfolio shares solely for Domestic Portfolio shares of the corresponding class;
 (v) The basis of Rated Portfolio's assets in the hands of Domestic Portfolio will be the same as the basis of those assets in the hands of Rated Portfolio immediately prior to the Reorganization, and the holding period of those assets in the hands of Domestic Portfolio will include the holding period of those assets in the hands of Rated Portfolio;
 (vi) The basis of Rated Portfolio shareholders in Domestic Portfolio shares will be the same as their basis in Rated Portfolio shares to be surrendered in exchange therefor; and
 (vii) The holding period of the Domestic Portfolio shares to be received by the Rated Portfolio shareholders will include the period during which the Rated Portfolio shares to be surrendered in exchange therefor were held, provided such Rated Portfolio shares were held as capital assets by those shareholders on the date of the Reorganization.
 Shareholders of Rated Portfolio should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.
CAPITALIZATION
 The following table shows the capitalization of the funds as of March 31, 1998 and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization.

            NET               NAV        SHARES
            ASSETS            PER SHARE  OUTSTANDING

RATED
PORTFOLIO

 CLASS I     $ 303,826,094     $ 1.00     303,901,525

 CLASS II    $ 23,321,405      $ 1.00     23,327,195

 CLASS III   $ 75,380,169      $ 1.00     75,398,884



DOMESTIC
PORTFOLIO

 CLASS I     $ 1,170,833,137   $ 1.00     1,170,937,082

 CLASS II    $ 34,455,169      $ 1.00     34,458,227

 CLASS III   $ 73,297,651      $ 1.00     73,304,158



PRO FORMA
COMBINED
FUND

 CLASS I     $ 1,474,659,231   $ 1.00     1,474,838,607

 CLASS II    $ 57,776,574      $ 1.00     57,785,422

 CLASS III   $ 148,677,820     $ 1.00     148,703,042

CONCLUSION
 The Agreement and Plan of Reorganization and the transactions provided for therein were approved by the Board at a meeting held on July 16, 1998. The Board of Trustees of Fidelity Colchester Street Trust determined that the proposed Reorganization is in the best interests of the shareholders of each fund and that the interests of existing shareholders of Rated Portfolio and Domestic Portfolio would not be diluted as a result of the Reorganization. In the event that the Reorganization is not consummated, Rated Portfolio will continue to engage in business as a fund of a registered investment company and the Board of Fidelity Colchester Street Trust may consider other proposals for the reorganization or liquidation of the fund. ADDITIONAL INFORMATION ABOUT DOMESTIC PORTFOLIO
    A     Domestic Portfolio Prospectus dated May 29, 1998 and
supplemented on August 1, 1998, for Class I, Class II, or Class III shares, as applicable, is enclosed with this Proxy Statement and is incorporated herein by reference. The Prospectus contains additional information about the fund including its investment objective and policies, investment adviser, advisory fees and expenses, organization, and procedures for purchasing and redeeming shares. The Prospectus also contains the financial highlights for the applicable class of Domestic Portfolio for the fiscal year ended March 31, 1998. The financial highlights for each class of Domestic Portfolio are shown below:

DOMESTIC PORTFOLIO - CLASS I

SELECTED PER-SHARE
DATA AND RATIOS

YEARS        1998     1997     1996     1995     1994     1993     1992     1991     1990D
ENDED MARCH
31

NET ASSET    $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
VALUE,
BEGINNING OF
PERIOD

INCOME
FROM
INVESTMENT
OPERATIONS

 NET         .055     .053     .057     .049     .031     .034     .054     .078     .035
INTEREST
INCOME

LESS
DISTRIBUTIONS

 FROM        (.055)   (.053)   (.057)   (.049)   (.031)   (.034)   (.054)   (.078)   (.035)
NET INTEREST
INCOME

NET ASSET    $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
VALUE, END OF
PERIOD

TOTAL        5.64%    5.40%    5.85%    4.97%    3.14%    3.50%    5.50%    8.11%    3.52%
RETURNB

NET          $ 1,171  $ 920    $ 1,118  $ 772    $ 657    $ 804    $ 559    $ 355    $ 331
ASSETS, END
OF PERIOD
(IN MILLIONS)

RATIO OF      .20%C    .20%C    .20%C    .18%C    .18%C    .18%C    .18%C    .18%C    .06%A,C
EXPENSES TO
AVERAGE
 NET ASSETS

RATIO OF      5.50%    5.26%    5.66%    4.94%    3.09%    3.43%    5.24%    7.79%    8.44%A
NET INTEREST
INCOME
TO AVERAGE
NET ASSETS


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
D NOVEMBER 3, 1989 (COMMENCEMENT OF SALE OF CLASS I SHARES) TO MARCH
31, 1990

DOMESTIC PORTFOLIO - CLASS II
SELECTED
PER-SHARE DATA AND
RATIOS

YEARS ENDED         1998      1997     1996A
MARCH 31

NET ASSET VALUE,    $ 1.000   $ 1.000  $ 1.000
BEGINNING OF PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET INTEREST       .054      .051     .021
INCOME

LESS DISTRIBUTIONS

 FROM NET           (.054)    (.051)   (.021)
INTEREST INCOME

NET ASSET VALUE,    $ 1.000   $ 1.000  $ 1.000
END OF PERIOD

TOTAL RETURNB       5.49%     5.24%    2.15%

NET ASSETS, END     $ 34,455  $ 4,235  $ 2,105
OF PERIOD (000
OMITTED)

RATIO OF            .35%C     .35%C    .35%C,D
EXPENSES TO AVERAGE
NET ASSETS

RATIO OF NET        5.36%     5.10%    5.20%D
INTEREST INCOME TO
AVERAGE NET ASSETS

A NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS II SHARES) TO MARCH
31, 1996
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
D ANNUALIZED

DOMESTIC PORTFOLIO - CLASS III
SELECTED
PER-SHARE DATA AND
RATIOS

YEARS ENDED         1998      1997       1996      1995A
MARCH 31

NET ASSET VALUE,    $ 1.000   $ 1.000    $ 1.000   $ 1.000
BEGINNING OF PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET INTEREST       .053      .050       .054      .035
INCOME

LESS DISTRIBUTIONS

 FROM NET           (.053)    (.050)     (.054)    (.035)
INTEREST INCOME

NET ASSET VALUE,    $ 1.000   $ 1.000    $ 1.000   $ 1.000
END OF PERIOD

TOTAL RETURNB       5.38%     5.13%      5.56%     3.51%

NET ASSETS, END     $ 73,298  $ 121,709  $ 47,396  $ 26,545
OF PERIOD (000
OMITTED)

RATIO OF            .45%C     .45%C      .47%C     .50%C,D
EXPENSES TO AVERAGE
NET ASSETS

RATIO OF NET        5.26%     5.02%      5.40%     5.14%D
INTEREST INCOME TO
AVERAGE NET ASSETS

A JULY 19, 1994 (COMMENCEMENT OF SALE OF CLASS III SHARES) TO MARCH
31, 1995
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
D ANNUALIZED

MISCELLANEOUS
 LEGAL MATTERS. Certain legal matters in connection with the issuance of Domestic Portfolio shares have been passed upon by Kirkpatrick & Lockhart LLP, counsel to the trust.
 EXPERTS. The audited financial statements for Class I, Class II, and Class III of Rated Portfolio and Domestic Portfolio, incorporated by reference into the Statement of Additional Information, have been examined by PricewaterhouseCoopers LLP, independent accountants, whose reports thereon are included in the Annual Reports to Shareholders for the fiscal year ended March 31, 1998. The financial statements audited by PricewaterhouseCoopers LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.
 AVAILABLE INFORMATION. Fidelity Colchester Street Trust is subject to the informational requirements of the Securities Exchange Act of 1934
and the 1940 Act, and in accordance therewith, file   s     reports,
proxy material, and other information with the Securities and Exchange Commission. Such reports, proxy material, and other information can be inspected and copied at the Public Reference Room maintained by the Securities and Exchange Commission at 450 Fifth Street, N.W., Washington D.C. 20549 and 7 World Trade Center, New York, NY 10048. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington D.C. 20549, at prescribed rates.
 NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES. Please advise Fidelity Colchester Street Trust in care of Fidelity Investments Institutional Operations Company, 82 Devonshire St., Boston, MA 02109, whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of the Proxy Statement you wish to receive in order to supply copies to the beneficial owners of the respective shares.

1EXHIBIT 1
FORM OF AGREEMENT AND PLAN OF REORGANIZATION
 THIS AGREEMENT AND PLAN OF REORGANIZATION (the Agreement) is made as
of October 19, 1998, by and between        Rated Money Market
Portfolio (Rated Portfolio) and Domestic Portfolio, funds of
   Fidelity     Colchester Street Trust (the trust). The trust is a
duly organized business trust under the laws of the State of Delaware with its principal place of business at 82 Devonshire Street, Boston, Massachusetts 02109. Domestic Portfolio and Rated Portfolio may be referred to herein collectively as the "Funds" or each individually as the "Fund."
 This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the Code). The reorganization will comprise: (a) the transfer of all of the assets of Rated Portfolio to Domestic Portfolio solely in exchange for shares of beneficial interest of Class I, Class II, and Class III in Domestic Portfolio (the Domestic Portfolio Shares) and the assumption by Domestic Portfolio of Rated Portfolio's liabilities; and (b) the constructive distribution of such shares by Rated Portfolio to its shareholders of the corresponding class in complete liquidation and termination of Rated Portfolio in exchange for all of Rated Portfolio's outstanding shares. Rated Portfolio shall receive shares
of Class I,    Class     II, and    Class     III of Domestic
Portfolio on the Closing Date (as defined in Section 6), which shares Rated Portfolio shall then distribute to its shareholders of the
corresponding class. Shareholders of Class I,    Class     II, and
Class     III of Rated Portfolio will receive shares of the
corresponding class of Domestic Portfolio equal in number to the shares of Rated Portfolio they are surrendering. The foregoing transactions are referred to herein as the "Reorganization."
 In consideration of the mutual promises and subject to the terms and conditions herein, the parties covenant and agree as follows:
1. REPRESENTATIONS AND WARRANTIES OF RATED PORTFOLIO.
 Rated Portfolio represents and warrants to and agrees with Domestic Portfolio that:
 (a) Rated Portfolio is a series of Colchester Street Trust, a business trust duly organized, validly existing, and in good standing under the laws of the State of Delaware, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;
 (b) Colchester Street Trust is an open-end, management investment company duly registered under the Investment Company Act of 1940, as amended (the 1940 Act), and such registration is in full force and effect;
 (c) The Prospectuses and Statement of Additional Information of Rated
Portfolio dated May 29, 1998    and as supplemented    , previously
furnished to Domestic Portfolio, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
 (d) There are no material legal, administrative, or other proceedings pending or, to the knowledge of Rated Portfolio, threatened against Rated Portfolio which assert liability on the part of Rated Portfolio. Rated Portfolio knows of no facts which might form the basis for the institution of such proceedings;
 (e) Rated Portfolio is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Trust Instrument or By-laws, or, to the knowledge of Rated Portfolio, of any agreement, indenture, instrument, contract, lease, or other undertaking to which Rated Portfolio is a party or by which Rated Portfolio is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which Rated Portfolio is a party or is bound;
 (f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of Rated Portfolio at March 31, 1998, have been audited by PricewaterhouseCoopers LLP, independent accountants, and have been furnished to Domestic Portfolio. Said Statement of Assets and Liabilities and Schedule of Investments fairly present the Fund's financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect its results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;
 (g) Rated Portfolio has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its Statement of Assets and Liabilities as of March 31, 1998, and those incurred in the ordinary course of Rated Portfolio's business as an investment company since March 31, 1998;
 (h) The registration statement (Registration Statement) filed with the Securities and Exchange Commission (Commission) by Domestic Portfolio on Form N-14 relating to the shares of Domestic Portfolio issuable hereunder and the proxy statement of Rated Portfolio included therein (Proxy Statement), on the effective date of the Registration Statement and insofar as they relate to Rated Portfolio (i) comply in all material respects with the provisions of the Securities Act of 1933, as amended (the 1933 Act), the Securities Exchange Act of 1934, as amended (the 1934 Act), and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not
misleading; and at the time of the shareholder        meeting referred
to in Section 7 and on the Closing Date, the prospectus   es
contained in the Registration Statement of which the Proxy Statement
is a part (the Prospectus   es    ), as amended or supplemented,
insofar as    they     relate to Rated Portfolio, do not contain any
untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
 (i) All material contracts and commitments of Rated Portfolio (other than this Agreement) will be terminated without liability to Rated Portfolio prior to the Closing Date (other than those made in connection with redemptions of shares and the purchase and sale of portfolio securities made in the ordinary course of business);
 (j) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Rated Portfolio of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the District of Columbia and Puerto Rico);
 (k) Rated Portfolio has filed or will file all federal and state tax returns which, to the knowledge of Rated Portfolio's officers, are required to be filed by Rated Portfolio and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of Rated Portfolio's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;
 (l) Rated Portfolio has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on the Closing Date;
 (m) All of the issued and outstanding shares of Rated Portfolio are, and at the Closing Date will be, duly and validly issued and outstanding and fully paid and nonassessable as a matter of Delaware law (except as disclosed in the Fund's Statement of Additional Information), and have been offered for sale and in conformity with all applicable federal securities laws. All of the issued and outstanding shares of Rated Portfolio will, at the Closing Date, be held by the persons and in the amounts set forth in the list of shareholders submitted to Domestic Portfolio in accordance with this Agreement;
 (n) As of both the Valuation Time (as defined in Section 4) and the Closing Date, Rated Portfolio will have the full right, power, and authority to sell, assign, transfer, and deliver its portfolio securities and any other assets of Rated Portfolio to be transferred to Domestic Portfolio pursuant to this Agreement. As of the Closing Date, subject only to the delivery of Rated Portfolio's portfolio securities and any such other assets as contemplated by this Agreement, Domestic Portfolio will acquire Rated Portfolio's portfolio securities and any such other assets subject to no encumbrances, liens, or security interests (except for those that may arise in the ordinary course and are disclosed to Domestic Portfolio) and without any restrictions upon the transfer thereof; and
 (o) The execution, performance, and delivery of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of Rated Portfolio, and this Agreement constitutes a valid and binding obligation of Rated Portfolio enforceable in accordance with its terms, subject to shareholder approval.
2. REPRESENTATIONS AND WARRANTIES OF DOMESTIC PORTFOLIO. Domestic Portfolio represents and warrants to and agrees with Rated Portfolio that:
 (a) Domestic Portfolio is a series of Colchester Street Trust, a business trust duly organized, validly existing, and in good standing under the laws of the State of Delaware, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;
 (b) Colchester Street Trust is an open-end, management investment company duly registered under the 1940 Act, and such registration is in full force and effect;
 (c) The Prospectuses and Statement of Additional Information of
Domestic Portfolio, dated May 29, 1998    and as supplemented    ,
previously furnished to Rated Portfolio did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
 (d) There are no material legal, administrative, or other proceedings pending or, to the knowledge of Domestic Portfolio, threatened against Domestic Portfolio which assert liability on the part of Domestic Portfolio. Domestic Portfolio knows of no facts which might form the basis for the institution of such proceedings;
 (e) Domestic Portfolio is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Trust Instrument or By-laws, or, to the knowledge of Domestic Portfolio, of any agreement, indenture, instrument, contract, lease, or other undertaking to which Domestic Portfolio is a party or by which Domestic Portfolio is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which Domestic Portfolio is a party or is bound;
 (f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of Domestic Portfolio at March 31, 1998, have been audited by PricewaterhouseCoopers LLP, independent accountants, and have been furnished to Rated Portfolio. Said Statement of Assets and Liabilities and Schedule of Investments fairly present its financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect its results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;
 (g) Domestic Portfolio has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its Statement of Assets and Liabilities as of March 31, 1998, and those incurred in the ordinary course of Domestic Portfolio's business as an investment company since March 31, 1998;
 (h) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Domestic Portfolio of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the District of Columbia and Puerto Rico);
 (i) Domestic Portfolio has filed or will file all federal and state tax returns which, to the knowledge of Domestic Portfolio's officers, are required to be filed by Domestic Portfolio and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of Domestic Portfolio's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;
 (j) Domestic Portfolio has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on March 31, 1999;
 (k) As of the Closing Date, the shares of beneficial interest of Domestic Portfolio to be issued to Rated Portfolio will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable (except as disclosed in the Fund's Statement of Additional Information) by Domestic Portfolio, and no shareholder of Domestic Portfolio will have any preemptive right of subscription or purchase in respect thereof;
 (l) The execution, performance, and delivery of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of Domestic Portfolio, and this Agreement constitutes a valid and binding obligation of Domestic Portfolio enforceable in accordance with its terms, subject to approval by the shareholders of Rated Portfolio;
 (m) The Registration Statement and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to Domestic Portfolio, (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act, and the rules and regulations thereunder, and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholder meeting referred to in Section 7 and on the Closing Date, the
   Prospectuses    , as amended or supplemented, insofar as
   they     relate to Domestic Portfolio, will not contain any untrue
statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
 (n) The issuance of the Domestic Portfolio Shares pursuant to this Agreement will be in compliance with all applicable federal securities laws; and
 (o) All of the issued and outstanding shares of beneficial interest of Domestic Portfolio have been offered for sale and sold in conformity with the federal securities laws.
3. REORGANIZATION.
 (a) Subject to the requisite approval of the shareholders of Rated Portfolio and to the other terms and conditions contained herein, Rated Portfolio agrees to assign, sell, convey, transfer, and deliver to Domestic Portfolio as of the Closing Date all of the assets of Rated Portfolio of every kind and nature existing on the Closing Date. Domestic Portfolio agrees in exchange therefor: (i) to assume all of
   Rated     Portfolio's liabilities existing on or after the Closing
Date, whether or not determinable on the Closing Date, and (ii) to issue and deliver to Rated Portfolio the number of full and fractional Class I, Class II, and Class III shares of Domestic Portfolio equal to the number of shares of the corresponding class of Rated Portfolio transferred hereunder, determined as provided for under Section 4.
 (b) The assets of Rated Portfolio to be acquired by Domestic Portfolio shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest or dividends receivables), claims, choses in action, and other property owned by Rated Portfolio, and any deferred or prepaid expenses shown as an asset on the books of Rated Portfolio on the Closing Date. Rated Portfolio will pay or cause to be paid to Domestic Portfolio any dividend or interest payments received by it on or after the Closing Date with respect to the assets transferred to Domestic Portfolio hereunder, and Domestic Portfolio will retain any dividend or interest payments received by it after the Valuation Time with respect to the assets transferred hereunder without regard to the payment date thereof.
 (c) The liabilities of Rated Portfolio to be assumed by Domestic Portfolio shall include (except as otherwise provided for herein) all of Rated Portfolio's liabilities, debts, obligations, and duties, of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable on the Closing Date, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, Rated Portfolio agrees to use its best efforts to discharge all of its known liabilities prior to the Closing Date, other than liabilities incurred in the ordinary course of business.
 (d) Pursuant to this Agreement, as soon after the Closing Date as is conveniently practicable, Rated Portfolio will constructively distribute to its shareholders of record, determined as of the Valuation Time on the Closing Date, the Domestic Portfolio Shares in exchange for such shareholders' shares of beneficial interest in the corresponding class of Rated Portfolio and Rated Portfolio will be liquidated in accordance with its Trust Instrument. Rated Portfolio
shareholders     will receive the number of shares of the
corresponding class of Domestic Portfolio equal to the number of full and fractional Rated Portfolio shares held by such shareholders immediately prior to the Closing. Such distribution shall be accomplished by the Funds' transfer agent opening accounts on Domestic Portfolio's share transfer books in the names of the Rated Portfolio shareholders and transferring the Domestic Portfolio Shares thereto. Each Rated Portfolio shareholder's account shall be credited with the number of full and fractional (rounded to the third decimal place) Domestic Portfolio Shares due that shareholder. All outstanding Rated Portfolio shares, including any represented by certificates, shall simultaneously be canceled on Rated Portfolio's share transfer records. Domestic Portfolio shall not issue certificates representing the Domestic Portfolio Shares in connection with the Reorganization.
 (e) Any reporting responsibility of Rated Portfolio is and shall remain its responsibility up to and including the date on which Rated Portfolio is terminated.
 (f) Any transfer taxes payable upon issuance of the Domestic Portfolio Shares in a name other than that of the registered holder on Rated Portfolio's books of the Rated Portfolio shares constructively exchanged for the Domestic Portfolio Shares shall be paid by the person to whom such Domestic Portfolio Shares are to be issued, as a condition of such transfer.
4. VALUATION.
 (a) The Valuation Time shall be as of the close of business of the New York Stock Exchange on the Closing Date (as defined below) (the Valuation Time).
 (b) As of the Closing Date, Domestic Portfolio will deliver to Rated Portfolio the number of full and fractional Class I, Class II, and Class III shares of Domestic Portfolio equal to the number of full and fractional shares of the corresponding class of Rated Portfolio then outstanding.
 (c) The net asset value per share of each class of Domestic Portfolio to be delivered to Rated Portfolio, the value of the assets of Rated Portfolio transferred hereunder, and the value of the liabilities of Rated Portfolio to be assumed hereunder shall in each case be determined as of the Valuation Time.
 (d) The net asset value per share of each class of Domestic Portfolio shall be computed in the manner set forth in the then-current Domestic
Portfolio Prospectus   es     and Statement of Additional Information,
and the value of the assets and liabilities of Rated Portfolio shall be computed in the manner set forth in the then-current Rated
Portfolio Prospectus   es     and Statement of Additional Information.
 (e) All computations pursuant to this Section shall be made by or under the direction of Fidelity Service Company, Inc., a wholly-owned subsidiary of FMR Corp., in accordance with its regular practice as pricing agent for Rated Portfolio and Domestic Portfolio.
5. FEES; EXPENSES.
 (a) Rated Portfolio shall be responsible for all expenses, fees and other charges incurred in connection with the transactions contemplated by this Agreement, provided that those expenses, together with the other expenses of each class (subject to certain excluded expenses), do not exceed each class's 0.20% expense cap, as applicable. Expenses exceeding each class's 0.20% expense cap, as applicable, will be paid by FMR (but not including costs incurred in connection with the purchase or sale of portfolio securities). Any expenses incurred in connection with the transactions contemplated by this Agreement which may be attributable to Domestic Portfolio will be
borne by    Domestic     Portfolio, provided that those expenses,
together with the other expenses of each class (subject to certain excluded expenses), do not exceed each class's 0.20% expense cap, as applicable. Expenses exceeding each class's 0.20% expense cap, as applicable, will be paid by FMR (but not including costs incurred in connection with the purchase or sale of portfolio securities).
 (b) Each of Domestic Portfolio and Rated Portfolio represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.
6. CLOSING DATE.
 (a) The Reorganization, together with related acts necessary to consummate the same (the Closing), unless otherwise provided herein, shall occur at the principal office of the Trust, 82 Devonshire Street, Boston, Massachusetts, as of the Valuation Time on January 21, 1999, or at some other time, date, and place agreed to by Rated Portfolio and Domestic Portfolio (the Closing Date).
 (b) In the event that on the Closing Date: (i) any of the markets for securities held by the Funds is closed to trading, or (ii) trading thereon is restricted, or (iii) trading or the reporting of trading on said market or elsewhere is disrupted, all so that accurate appraisal of the total net asset value of Rated Portfolio and the net asset value per share of Domestic Portfolio is impracticable, the Valuation Time and the Closing Date shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored, or such other date as the parties may agree.
7. SHAREHOLDER MEETING AND TERMINATION OF RATED PORTFOLIO.
 (a) Rated Portfolio agrees to call a meeting of its shareholders after the effective date of the Registration Statement to consider transferring its assets to Domestic Portfolio as herein provided, adopting this Agreement, and authorizing the liquidation of Rated Portfolio.
 (b) Rated Portfolio agrees that as soon as reasonably practicable after distribution of the Domestic Portfolio Shares, Rated Portfolio shall be terminated as a series of Colchester Street Trust pursuant to its Trust Instrument, any further actions shall be taken in connection therewith as required by applicable law, and on and after the Closing Date Rated Portfolio shall not conduct any business except in connection with its liquidation and termination.
8. CONDITIONS TO OBLIGATIONS OF DOMESTIC PORTFOLIO.
 Domestic Portfolio is not obligated to meet the conditions set forth under this Agreement unless Rated Portfolio satisfies the requirements set forth in this Section 8 on or before the Closing Date.
 (a) That Rated Portfolio furnishes to Domestic Portfolio a statement, dated as of the Closing Date, signed by an officer of Colchester Street Trust, certifying that as of the Valuation Time and the Closing Date all representations and warranties of Rated Portfolio made in this Agreement are true and correct in all material respects and that Rated Portfolio has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates;
 (b) That Rated Portfolio furnishes Domestic Portfolio with copies of the resolutions, certified by an officer of Colchester Street Trust, evidencing the adoption of this Agreement and the approval of the transactions contemplated herein by the requisite vote of the holders of the outstanding shares of beneficial interest of Rated Portfolio;
 (c) That, on or prior to the Closing Date, Rated Portfolio will declare one or more dividends or distributions which, together with all previous such dividends or distributions attributable to its current taxable year, shall have the effect of distributing to the shareholders of Rated Portfolio substantially all of Rated Portfolio's investment company taxable income and all of its net realized capital gain, if any, as of the Closing Date;
 (d) That Rated Portfolio shall deliver to Domestic Portfolio at the Closing a Statement of its Assets and Liabilities, together with a list of its portfolio securities showing each such security's adjusted tax basis and holding period by lot, with values determined as provided in Section 4 of this Agreement, all as of the Valuation Time, certified on Rated Portfolio's behalf by its Treasurer or Assistant Treasurer;
 (e) That Rated Portfolio's custodian shall deliver to Domestic Portfolio a certificate identifying the assets of Rated Portfolio held by such custodian as of the Valuation Time on the Closing Date and stating that as of the Valuation Time: (i) the assets held by the custodian will be transferred to Domestic Portfolio; (ii) Rated Portfolio's assets have been duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof; and (iii) to the best of the custodian's knowledge, all necessary taxes in conjunction with the delivery of the assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made;
 (f) That Rated Portfolio's transfer agent shall deliver to Domestic Portfolio at the Closing a certificate setting forth the number of shares of Rated Portfolio outstanding as of the Valuation Time and the name and address of each holder of record of any such shares and the number of shares held of record by each such shareholder;
 (g) That Rated Portfolio calls a meeting of its shareholders to be held after the effective date of the Registration Statement, to consider transferring its assets to Domestic Portfolio as herein provided, adopting this Agreement, and authorizing the liquidation and termination of Rated Portfolio;
 (h) That Rated Portfolio delivers to Domestic Portfolio a certificate of an officer of Colchester Street Trust, dated as of the Closing Date, that there has been no material adverse change in Rated Portfolio's financial position since March 31, 1998, other than changes in the market value of its portfolio securities, or changes due to net redemptions of its shares, dividends paid, or losses from operations; and
 (i) That all of the issued and outstanding shares of beneficial interest of Rated Portfolio shall have been offered for sale and sold in conformity with all applicable state securities laws and, to the extent that any audit of the records of Rated Portfolio or its transfer agent by Domestic Portfolio or its agents shall have revealed otherwise, Rated Portfolio shall have taken all actions that in the opinion of Domestic Portfolio are necessary to remedy any prior failure on the part of Rated Portfolio to have offered for sale and sold such shares in conformity with such laws.
9. CONDITIONS TO OBLIGATIONS OF RATED PORTFOLIO.
 Rated Portfolio is not obligated to meet the conditions set forth under this Agreement unless Domestic Portfolio satisfies the requirements set forth in this Section 9 on or before the Closing Date.
 (a) That Domestic Portfolio shall have executed and delivered to Rated Portfolio an Assumption of Liabilities, certified by an officer of Colchester Street Trust, dated as of the Closing Date pursuant to which Domestic Portfolio will assume all of the liabilities of Rated Portfolio existing at the Valuation Time in connection with the transactions contemplated by this Agreement;
 (b) That Domestic Portfolio furnishes to Rated Portfolio a statement, dated as of the Closing Date, signed by an officer of Colchester Street Trust, certifying that as of the Valuation Time and the Closing Date all representations and warranties of Domestic Portfolio made in this Agreement are true and correct in all material respects, and Domestic Portfolio has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates; and
 (c) That Rated Portfolio shall have received an opinion of Kirkpatrick & Lockhart LLP, counsel to Rated Portfolio and Domestic Portfolio, to the effect that the Domestic Portfolio Shares are duly authorized and upon delivery to Rated Portfolio as provided in this Agreement will be validly issued and will be fully paid and nonassessable by Domestic Portfolio (except as disclosed in Domestic Portfolio's Statement of Additional Information) and no shareholder of Domestic Portfolio has any preemptive right of subscription or purchase in respect thereof.
10. CONDITIONS TO OBLIGATIONS OF DOMESTIC PORTFOLIO AND RATED
PORTFOLIO.
 Neither Rated Portfolio nor Domestic Portfolio is obligated to meet the conditions set forth under this Agreement unless both Rated Portfolio and Domestic Portfolio satisfy the requirements set forth in this Section 10 on or before the Closing Date.
 (a) That this Agreement shall have been adopted and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of Rated Portfolio;
 (b) That all consents of other parties and all other consents, orders, and permits of federal, state, and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities, which term as used herein shall include the District of Columbia and Puerto Rico, and including "no action" positions of such federal or state authorities) deemed necessary by Domestic Portfolio or Rated Portfolio to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of Domestic Portfolio or Rated Portfolio, provided that either party hereto may for itself waive any of such conditions;
 (c) That all proceedings taken by either Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to it and its counsel, Kirkpatrick & Lockhart LLP;
 (d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement;
 (e) That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Domestic Portfolio and Rated Portfolio, threatened by the Commission; and
 (f) That Domestic Portfolio and Rated Portfolio shall have received an opinion of Kirkpatrick & Lockhart LLP satisfactory to Domestic Portfolio and Rated Portfolio that for federal income tax purposes:
  (i) The Reorganization will be a reorganization under section 368(a)(1)(C) of the Code, and Rated Portfolio and Domestic Portfolio will each be parties to the Reorganization under section 368(b) of the Code;
  (ii) No gain or loss will be recognized by Rated Portfolio upon the transfer of all of its assets to Domestic Portfolio in exchange solely
for the Domestic Portfolio Shares and    Domestic Portfolio's
assumption of Rated Portfolio's liabilities followed by the distribution of those Domestic Portfolio Shares to the shareholders of the corresponding class of Rated Portfolio in liquidation of Rated Portfolio;
  (iii) No gain or loss will be recognized by Domestic Portfolio on the receipt of Rated Portfolio's assets in exchange solely for the Domestic Portfolio Shares and the assumption of Rated Portfolio's liabilities;
  (iv) The basis of Rated Portfolio's assets in the hands of Domestic Portfolio will be the same as the basis of such assets in Rated Portfolio's hands immediately prior to the Reorganization;
  (v) Domestic Portfolio's holding period in the assets to be received from Rated Portfolio will include Rated Portfolio's holding period in such assets;
  (vi) A Rated Portfolio shareholder will recognize no gain or loss on the exchange of his or her shares of beneficial interest in Rated Portfolio for the Domestic Portfolio Shares of the corresponding class in the Reorganization;
  (vii) A Rated Portfolio shareholder's basis in the Domestic Portfolio Shares to be received by him or her will be the same as his
or her basis in the Rated Portfolio shares    of the corresponding
class     exchanged therefor;
  (viii) A Rated Portfolio shareholder's holding period for his or her Domestic Portfolio Shares will include the holding period of Rated
Portfolio shares exchanged    therefor    , provided that those Rated
Portfolio shares were held as capital assets on the date of the
Reorganization.
 Notwithstanding anything herein to the contrary, neither Rated Portfolio nor Domestic Portfolio may waive the conditions set forth in this subsection 10(f).
11. COVENANTS OF DOMESTIC PORTFOLIO AND RATED PORTFOLIO.
 (a) Domestic Portfolio and Rated Portfolio each covenants to operate its respective business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the payment of customary dividends and distributions;
 (b) Rated Portfolio covenants that it is not acquiring the Domestic Portfolio Shares for the purpose of making any distribution other than in accordance with the terms of this Agreement;
 (c) Rated Portfolio covenants that it will assist Domestic Portfolio in obtaining such information as Domestic Portfolio reasonably requests concerning the beneficial ownership of Rated Portfolio's shares; and
 (d) Rated Portfolio covenants that its liquidation and termination will be effected in the manner provided in its Trust Instrument in accordance with applicable law and after the Closing Date, Rated Portfolio will not conduct any business except in connection with its liquidation and termination.
12. TERMINATION; WAIVER.
 Domestic Portfolio and Rated Portfolio may terminate this Agreement by mutual agreement. In addition, either Domestic Portfolio or Rated Portfolio may at its option terminate this Agreement at or prior to the Closing Date because:
 (i) of a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date; or
 (ii) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.
 In the event of any such termination, there shall be no liability for damages on the part of Rated Portfolio or Domestic Portfolio, or their respective Trustees or officers.
13. SOLE AGREEMENT; AMENDMENTS; WAIVERS; SURVIVAL OF WARRANTIES.
 (a) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto and shall be construed in accordance with and governed by the laws of the State of Delaware.
 (b) This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the respective President, any Vice President, or Treasurer of Domestic Portfolio or Rated Portfolio; provided, however, that following the shareholder meeting called by Rated Portfolio pursuant to Section 7 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Domestic Portfolio Shares to
be    distributed     to Rated Portfolio shareholders under this
Agreement to the detriment of such shareholders without their further approval.
 (c) Either Fund may waive any condition to its obligations hereunder, provided that such waiver does not have any material adverse effect on the interests of such Fund's shareholders.
 The representations, warranties, and covenants contained in the Agreement, or in any document delivered pursuant hereto or in connection herewith, shall survive the consummation of the transactions contemplated hereunder.
14. TRUST INSTRUMENT.
 A copy of    the     Fund   s'     Trust Instrument, as restated and
amended, is on file with the Secretary of State of the State of Delaware, and notice is hereby given that this instrument is executed on behalf of the Trustees of each Fund as trustees and not individually and that the obligations of each Fund under this instrument are not binding upon any of such Fund's Trustees, officers, or shareholders individually but are binding only upon the assets and property of such Fund. Each Fund agrees that its obligations hereunder apply only to such Fund and not to its shareholders individually or to the Trustees of such Fund.
15. ASSIGNMENT.
 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.
 This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.
 IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an appropriate officer.
[SIGNATURE LINES OMITTED]]







RMM-pxs-1098                            CUSIP#316191204/FUND#052
1.707792.100                            CUSIP#316191808/FUND#619
                                        CUSIP#316191881/FUND#652

Vote this proxy card TODAY!  Your prompt response will
save the expense of additional mailings.
Return the proxy card in the enclosed envelope or mail to:
FIDELITY INVESTMENTS
Proxy Department
P.O. Box 9107
Hingham, MA 02043-9848
PLEASE DETACH AT PERFORATION BEFORE MAILING.
----------------------------------------------------------------------
FIDELITY COLCHESTER STREET TRUST: RATED MONEY MARKET PORTFOLIO
PROXY SOLICITED BY THE TRUSTEES
The undersigned, revoking previous proxies, hereby appoint(s) Edward
C. Johnson 3d, Eric D. Roiter, and Ralph F. Cox, or any one or more of them, attorneys, with full power of substitution, to vote all shares of FIDELITY COLCHESTER STREET TRUST: RATED MONEY MARKET PORTFOLIO which the undersigned is entitled to vote at the Special Meeting of Shareholders of the fund to be held at the office of the trust at 82 Devonshire St., Boston, MA 02109, on December 16, 1998 at 11:00 a.m. Eastern time and at any adjournments thereof. All powers may be exercised by a majority of said proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This Proxy shall be voted on the proposal described in the Proxy Statement as specified on the reverse side. Receipt of the Notice of the Meeting and the accompanying Proxy Statement is hereby acknowledged.

                         NOTE: Please sign exactly as your name
                         appears on this Proxy.  When signing in
                         a fiduciary capacity, such as executor,
                         administrator, trustee, attorney, guardian, etc., please so indicate. Corporate and partnership proxies should be signed by an authorized person indicating the person's title.

                         Date                 _____________, 1998
                         _______________________________________
                         _______________________________________
                         Signature(s) (Title(s), if applicable)
                         PLEASE SIGN, DATE, AND RETURN
                         PROMPTLY IN ENCLOSED ENVELOPE


                         cusip #316191204/fund# 052
                         cusip #316191808/fund# 619
                         cusip #316191881/fund# 652

Please refer to the Proxy Statement discussion of this matter.
IF NO SPECIFICATION IS MADE, THE PROXY SHALL BE VOTED FOR THE
PROPOSAL.
As to any other matter, said attorneys shall vote in accordance with their best judgment.
THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING:
Please detach at perforation before mailing.
PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW.
---------------------------------------------------------------------
_____________________________________________________________________

1.  TO APPROVE AN AGREEMENT AND PLAN OF                      FOR [  ]   AGAINST [  ]   ABSTAIN [ ]  1.
    REORGANIZATION BETWEEN RATED MONEY MARKET
    PORTFOLIO AND DOMESTIC PORTFOLIO, ANOTHER FUND
    OF THE TRUST, PROVIDING FOR THE TRANSFER OF ALL OF THE
    ASSETS OF RATED MONEY MARKET PORTFOLIO TO
    DOMESTIC PORTFOLIO IN EXCHANGE SOLELY FOR SHARES
    OF BENEFICIAL INTEREST IN CLASS I, CLASS II, AND
    CLASS III OF DOMESTIC PORTFOLIO AND THE
    ASSUMPTION BY DOMESTIC PORTFOLIO OF RATED
    MONEY MARKET PORTFOLIO'S LIABILITIES, FOLLOWED
    BY THE DISTRIBUTION OF CLASS I, CLASS II, AND CLASS
    III SHARES OF DOMESTIC PORTFOLIO TO SHAREHOLDERS
    OF THE CORRESPONDING CLASS OF RATED MONEY
    MARKET PORTFOLIO IN LIQUIDATION OF RATED MONEY
    MARKET PORTFOLIO.


RMM-PXC-1098               cusip #316191204/fund# 052
cusip #316191808/fund# 619 cusip #316191881/fund# 652


I M P O R T A N T
PROXY MATERIALS
PLEASE CAST YOUR VOTE NOW!

(PHOTO_OF_EDWARD_C_JOHNSON_3D)

Dear Fidelity Institutional Money Market Funds Shareholder:
On December 16, 1998, a special shareholder meeting of the Fidelity Institutional Money Market Funds: Rated Money Market Portfolio will be held.
The matter to be discussed is important, and directly affects your investment. As a shareholder, you are entitled to one vote for each dollar of net asset value you own. YOU MAY THINK YOUR VOTE IS INSIGNIFICANT, BUT EVERY VOTE IS EXTREMELY IMPORTANT. We must continue sending requests to vote until a majority of the shares are voted at the meeting. Additional mailings are expensive, and these costs are charged directly to the fund.
The enclosed Proxy Statement details the proposal under consideration. A summary of the issue can be found on the first page of the Proxy Statement. In addition, we have attached a Q&A to assist you in understanding the proposal. After you have read the material, please cast your vote promptly by signing and returning the enclosed proxy card. It is important that you sign your proxy card exactly as your name appears in the registration of the proxy card. A postage-paid envelope has been provided. Your time will be well spent, and you will help save the cost of additional mailings.
This proposal has been carefully considered by the fund's Board of Trustees, which is responsible for protecting your interests as a shareholder. THE BOARD OF TRUSTEES BELIEVES THIS PROPOSAL IS FAIR AND REASONABLE, AND RECOMMENDS THAT YOU APPROVE IT. If you have any questions about this proposal, please do not hesitate to contact Fidelity Client Services at 800-843-3001.
Remember, this is your opportunity to voice your opinion on matters affecting your fund. YOUR PARTICIPATION IS EXTREMELY IMPORTANT NO MATTER HOW MANY OR HOW FEW SHARES YOU OWN.
Thank you. We appreciate your prompt attention.
Sincerely,
Edward C. Johnson 3d
Chairman and Chief Executive Officer

Important information to help you
understand the Proposal On Which You
Are Being Asked To Vote.
             PLEASE READ THE FULL TEXT OF THIS PROXY STATEMENT. BELOW IS A BRIEF OVERVIEW OF THE MATTER TO BE VOTED UPON.
             YOUR VOTE IS IMPORTANT. IF YOU HAVE ANY QUESTIONS REGARDING THE PROPOSAL, PLEASE CALL CLIENT SERVICES AT 800-843-3001. WE APPRECIATE YOU PLACING YOUR TRUST IN THE FIDELITY INSTITUTIONAL MONEY MARKET FUNDS AND LOOK FORWARD TO HELPING YOU ACHIEVE YOUR FINANCIAL GOALS.
WHAT PROPOSAL AM I BEING ASKED TO VOTE ON?
             You are being asked to vote on the following proposal:
             To approve an Agreement and Plan of Reorganization which will result in the merger of Fidelity Rated Money Market Portfolio into Fidelity Domestic Portfolio.
WHY IS FIDELITY RATED MONEY MARKET PORTFOLIO PROPOSING TO MERGE WITH FIDELITY DOMESTIC PORTFOLIO?
             The merger of Fidelity Rated Money Market Portfolio into Fidelity Domestic Portfolio, which is also a money market fund managed by Fidelity Management & Research Company
             (FMR), will help FMR manage your money more efficiently because the combined portfolio will have a substantially larger asset base and a broader shareholder base. In addition, the investment policies and operating procedures for both portfolios are substantially the same.
HOW WILL THE MERGER AFFECT THE VALUE OF MY INVESTMENT?
             The merger will not affect the value of your investment. If the Agreement and Plan of Reorganization is approved, your Class I, Class II, and Class III shares of Fidelity Rated Money Market Portfolio will be exchanged for the same number of shares of the corresponding class of Fidelity Domestic Portfolio.
HAS THE FUND'S BOARD OF TRUSTEES APPROVED THE PROPOSAL?
             Yes. The Board of Trustees of each fund has unanimously approved the proposal, and recommends that you vote to approve it.
HOW DO I VOTE MY SHARES?
             You can vote your shares by attending the Special Meeting of Shareholders at 11:00 a.m. on December 16, 1998 OR by completing and signing the enclosed proxy card and mailing it in the enclosed postage paid envelope. If you need assistance, or have any questions regarding the proposal or how to vote your shares, please call Fidelity Client Services at 1-800-843-3001.
(Fidelity_Logo)(registered trademark)

                                                          RMM-pxl-1098
                                                          1.707793.100

Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
To learn more about each fund and its investments, you can obtain a copy of a fund's most recent financial report and portfolio listing, or a copy of the Statement of Additional Information (SAI) dated May 29, 1998. The SAI has been filed with the Securities and Exchange Commission (SEC) and is available along with other related materials on the SEC's Internet Web Site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, contact Fidelity Client Services 82 Devonshire Street, Boston, MA 02109 at 1-800-843-3001, or your investment professional.
INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT A FUND WILL MAINTAIN A STABLE $1.00 SHARE PRICE.
Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency, and are subject to investment risks, including possible loss of principal amount invested.
LIKE ALL MUTUAL FUNDS, THESE
SECURITIES HAVE NOT BEEN APPROVED
OR DISAPPROVED BY THE SECURITIES
AND EXCHANGE COMMISSION, NOR HAS
THE SECURITIES AND EXCHANGE
COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.
IMMI-PRO-0598
702218

FIDELITY
INSTITUTIONAL
MONEY MARKET
FUNDS

TREASURY ONLY
PORTFOLIO
CLASS I
(FUND NUMBER 680)

TREASURY PORTFOLIO
CLASS I
(FUND NUMBER 695)

GOVERNMENT
PORTFOLIO
CLASS I
(FUND NUMBER 057)

DOMESTIC PORTFOLIO
CLASS I
(FUND NUMBER 690)

RATED MONEY
MARKET PORTFOLIO
CLASS I
(FUND NUMBER 052)

MONEY MARKET
PORTFOLIO
CLASS I
(FUND NUMBER 059)

TAX-EXEMPT
PORTFOLIO
CLASS I
(FUND NUMBER 056)

PROSPECTUS
MAY 29, 1998
(FIDELITY_LOGO_GRAPHIC)
82 DEVONSHIRE STREET, BOSTON, MA 02109

   CONTENTS

KEY FACTS                 28  WHO MAY WANT TO INVEST

                          29  EXPENSES CLASS I'S YEARLY OPERATING
                              EXPENSES.

                          31  FINANCIAL HIGHLIGHTS A SUMMARY OF
                              EACH FUND'S FINANCIAL DATA.

                          42  PERFORMANCE

THE FUNDS IN DETAIL       42  CHARTER HOW EACH FUND IS ORGANIZED.

                          42  INVESTMENT PRINCIPLES AND RISKS EACH
                              FUND'S OVERALL APPROACH TO INVESTING.

                          44  BREAKDOWN OF EXPENSES HOW
                              OPERATING COSTS ARE CALCULATED AND WHAT
                              THEY INCLUDE.

YOUR ACCOUNT              46  HOW TO BUY SHARES OPENING AN
                              ACCOUNT AND MAKING ADDITIONAL
                              INVESTMENTS.

                          46  HOW TO SELL SHARES TAKING MONEY OUT
                              AND CLOSING YOUR ACCOUNT.

                          47  INVESTOR SERVICES  SERVICES TO HELP YOU
                              MANAGE YOUR ACCOUNT.

SHAREHOLDER AND ACCOUNT   47  DIVIDENDS, CAPITAL GAINS,
POLICIES                      AND TAXES

                          48  TRANSACTION DETAILS SHARE PRICE
                              CALCULATIONS AND THE TIMING OF PURCHASES
                              AND REDEMPTIONS.

                          49  EXCHANGE RESTRICTIONS

   KEY FACTS

WHO MAY WANT TO INVEST
Each fund offers institutional and corporate investors a convenient and economical way to invest in a professionally managed portfolio of money market instruments.
Each fund is designed for investors who would like to earn current income while preserving the value of their investment.
The rate of income will vary from day to day, generally reflecting short-term interest rates.
Each fund is managed to keep its share price stable at $1.00. Each of Treasury Only Portfolio, Treasury Portfolio, and Government Portfolio offers an added measure of safety with its focus on U.S. Government or Treasury securities.
These funds do not constitute a balanced investment plan. However, because they emphasize stability, they could be well-suited for a portion of your investments.
Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Class I shares do not have a sales charge and do not pay a distribution fee. Class II shares do not have a sales charge, but do pay a 0.15% distribution fee. Class III shares do not have a sales charge, but do pay a 0.25% distribution fee. Because Class I shares have no sales charge and do not pay a distribution fee, Class I shares are expected to have a higher total return than Class II and Class III shares. You may obtain more information about Class II and Class III shares, which are not offered through this prospectus, from your investment professional, or by calling Fidelity Client Services at 1-800-843-3001. Contact your investment professional to discuss which class is appropriate for you.

EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy or sell Class I shares of a fund.

SALES CHARGE ON PURCHASES AND         NONE
REINVESTED DISTRIBUTIONS

DEFERRED SALES CHARGE ON REDEMPTIONS  NONE

ANNUAL OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to Fidelity Management & Research Company
(FMR). In addition, each fund is responsible for certain other expenses.
Class I's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown of Expenses" on page ).
The following figures are based on historical expenses   , adjusted to
reflect current fees,     of Class I of each fund and are calculated
as a percentage of average net assets of Class I of each fund.

   TREASURY ONLY PORTFOLIO
   MANAGEMENT FEE                       0.20%

   12B-1 FEE (DISTRIBUTION FEE)         NONE

   OTHER EXPENSES                       0.00%A

   TOTAL OPERATING EXPENSES             0.20%A

   TREASURY PORTFOLIO
   MANAGEMENT FEE                       0.20%

   12B-1 FEE (DISTRIBUTION FEE)         NONE

   OTHER EXPENSES                       0.00%A

   TOTAL OPERATING EXPENSES             0.20%A

   GOVERNMENT PORTFOLIO
   MANAGEMENT FEE                       0.20%

   12B-1 FEE (DISTRIBUTION FEE)         NONE

   OTHER EXPENSES                       0.00%A

   TOTAL OPERATING EXPENSES             0.20%A

   DOMESTIC PORTFOLIO
   MANAGEMENT FEE                       0.20%

   12B-1 FEE (DISTRIBUTION FEE)         NONE

   OTHER EXPENSES                       0.00%A

   TOTAL OPERATING EXPENSES             0.20%A

   RATED MONEY MARKET PORTFOLIO
   MANAGEMENT FEE                       0.20%

   12B-1 FEE (DISTRIBUTION FEE)         NONE

   OTHER EXPENSES                       0.00%A

   TOTAL OPERATING EXPENSES             0.20%A

   MONEY MARKET PORTFOLIO
   MANAGEMENT FEE                       0.18%A

   12B-1 FEE (DISTRIBUTION FEE)         NONE

   OTHER EXPENSES                       0.00%A

   TOTAL OPERATING EXPENSES             0.18%A

   TAX-EXEMPT PORTFOLIO
   MANAGEMENT FEE                       0.20%

   12B-1 FEE (DISTRIBUTION FEE)         NONE

   OTHER EXPENSES                       0.00%A

   TOTAL OPERATING EXPENSES             0.20%A

   A     AFTER EXPENSE REDUCTIONS.

   EXPENSE TABLE EXAMPLE: You would pay the following amount in total expenses on a $1,000 investment in Class I shares of a fund, assuming a 5% annual return and full redemption at the end of each time period. Total expenses shown below include any shareholder transaction expenses and Class I's annual operating expenses.

                1     3      5            10
                YEAR  YEARS  YEARS        YEARS

TREASURY ONLY   $ 2   $ 6    $ 11         $ 26

TREASURY        $ 2   $ 6    $ 11         $ 26

GOVERNMENT      $ 2   $ 6    $ 11         $ 26

DOMESTIC        $ 2   $ 6    $ 11         $ 26

RATED MONEY     $ 2   $ 6    $ 11         $ 2   6
MARKET

MONEY           $ 2   $ 6    $ 1   0      $ 23
MARKET

TAX-EXEMPT      $ 2   $ 6    $ 11         $ 26

THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED EXPENSES OR RETURNS, ALL OF WHICH MAY VARY. FMR has voluntarily agreed to reimburse Class I of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and 12b-1 fees), as a percentage of its respective average net assets, exceed 0.20% (0.18%
for Money Market Portfolio   ).     If these agreements were not in
effect, the management fee, other expenses and total operating expenses, as a percentage of average net assets, would have been the following amounts:

                                      OTHER EXPENSES         TOTAL OPERATING
                      MANAGEMENT FEE                         EXPENSES

                      CLASS I         CLASS I                CLASS I

TREASURY ONLY             0.20    %       0.09    %              0.29    %
PORTFOLIO

TREASURY PORTFOLIO        0.20    %       0.05    %              0.25    %

GOVERNMENT                0.20    %       0.05    %              0.25    %
PORTFOLIO

DOMESTIC PORTFOLIO        0.20    %       0.06    %              0.26    %

RATED MONEY               0.20    %       0.23    %   B          0.43    %
MARKET PORTFOLIO

MONEY MARKET              0.20    %       0.05    %              0.25    %
PORTFOLIO

TAX-EXEMPT PORTFOLIO      0.20    %       0.06    %              0.26    %


   B BASED ON ESTIMATED EXPENSES DUE TO CHANGE IN MANAGEMENT FEE RATE EFFECTIVE JANUARY 1, 1998.
FINANCIAL HIGHLIGHTS
The financial highlights tables that follow for Treasury Portfolio, Government Portfolio, Domestic Portfolio and Money Market Portfolio have been audited by Price Waterhouse LLP, independent accountants. The financial highlights tables that follow for Treasury Only Portfolio, Rated Money Market Portfolio and Tax-Exempt Portfolio have been audited by Coopers & Lybrand L.L.P., independent accountants. The funds' financial highlights, financial statements, and reports of the auditors are included in the funds' Annual Report, and are incorporated by reference into (are legally a part of) the funds' SAI. Contact Fidelity Client Services (Client Services) for a free copy of the Annual Report or the SAI.
TREASURY ONLY PORTFOLIO - CLASS I



   SELECTED
PER-SHARE
DATA AND
RATIOS

YEARS        1998     1997     1996     1995A     1994B    1993B    1992B    1991C
ENDED MARCH
31

NET          $ 1.000  $ 1.000  $ 1.000  $ 1.000   $ 1.000  $ 1.000  $ 1.000  $ 1.000
ASSET VALUE,
BEGINNING OF
PERIOD

INCOME
FROM
INVESTMENT
OPERATIONS

 NET          .052     .050     .054     .033      .032     .031     .045     .055
INTEREST
INCOME

LESS
DISTRIBUTIONS

 FROM         (.052)   (.050)   (.054)   (.033)    (.032)   (.031)   (.045)   (.055)
NET INTEREST
INCOME

NET          $ 1.000  $ 1.000  $ 1.000  $ 1.000   $ 1.000  $ 1.000  $ 1.000  $ 1.000
ASSET VALUE,
END OF PERIOD

TOTAL         5.33%    5.17%    5.56%    3.38%     3.27%    3.10%    4.64%    5.63%
RETURND

NET          $ 943    $ 1,157  $ 1,361  $ 1,266   $ 1,049  $ 1,048  $ 1,198  $ 706
ASSETS, END
OF PERIOD
(IN MILLIONS)

RATIO OF      .20%E    .20%E    .20%E    .20%E,F   .20%E    .20%E    .20%E    .03%E,F
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF      5.20%    5.05%    5.41%    5.02%F    3.22%    3.05%    4.43%    6.34%F
NET INTEREST
INCOME TO
AVERAGE NET
ASSETS


A AUGUST 1, 1994 TO MARCH 31, 1995
B YEAR ENDED JULY 31
C OCTOBER 3, 1990 (COMMENCEMENT OF SALE OF CLASS I SHARES) TO JULY 31,
1991
D TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F ANNUALIZED

TREASURY PORTFOLIO - CLASS I



SELECTED
PER-SHARE
DATA AND
RATIOS

YEARS        1998     1997     1996     1995     1994     1993     1992     1991     1990     1989
ENDED MARCH
31

NET          $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
ASSET VALUE,
BEGINNING OF
PERIOD

INCOME
FROM
INVESTMENT
OPERATIONS

 NET          .054     .052     .056     .047     .030     .034     .053     .076     .088     .078
INTEREST
INCOME

LESS
DISTRIBUTIONS

 FROM         (.054)   (.052)   (.056)   (.047)   (.030)   (.034)   (.053)   (.076)   (.088)   (.078)
NET INTEREST
 INCOME

NET          $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
ASSET VALUE,
END OF PERIOD

TOTAL         5.55%    5.30%    5.79%    4.78%    3.06%    3.46%    5.41%    7.87%    9.13%    8.11%
RETURNA

NET          $ 4,498  $ 5,598  $ 7,134  $ 4,688  $ 4,552  $ 5,590  $ 5,477  $ 3,282  $ 1,481  $ 658
ASSETS, END
OF PERIOD (IN
MILLIONS)

RATIO OF      .20%B    .20%B    .20%B    .18%B    .18%B    .18%B    .18%B    .18%B    .19%B    .20%B
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF      5.41%    5.17%    5.61%    4.71%    3.01%    3.38%    5.12%    7.50%    8.63%    7.92%
NET INTEREST
INCOME TO
AVERAGE NET
ASSETS


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

GOVERNMENT PORTFOLIO - CLASS I


SELECTED PER-SHARE
DATA AND RATIOS

YEARS        1998     1997     1996     1995     1994     1993     1992     1991     1990     1989
ENDED MARCH
31

NET          $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
ASSET VALUE,
BEGINNING OF
PERIOD

INCOME
FROM
INVESTMENT
OPERATIONS

 NET          .055     .052     .057     .048     .031     .035     .054     .077     .088     .079
INTEREST
 INCOME

LESS
DISTRIBUTIONS

 FROM         (.055)   (.052)   (.057)   (.048)   (.031)   (.035)   (.054)   (.077)   (.088)   (.079)
NET INTEREST
 INCOME

NET          $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
ASSET VALUE,
END OF PERIOD

TOTAL         5.60%    5.37%    5.84%    4.86%    3.13%    3.56%    5.55%    7.94%    9.15%    8.19%
RETURNA

NET          $ 3,528  $ 2,811  $ 3,064  $ 3,321  $ 3,765  $ 5,686  $ 4,604  $ 3,614  $ 2,816  $ 1,918
ASSETS, END
OF PERIOD (IN
MILLIONS)

RATIO OF      .20%B    .20%B    .20%B    .18%B    .18%B    .18%B    .18%B    .18%B    .20%B    .20%B
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF      5.47%    5.25%    5.69%    4.77%    3.07%    3.50%    5.33%    7.62%    8.74%    7.90%
NET INTEREST
INCOME TO
AVERAGE NET
ASSETS


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

DOMESTIC PORTFOLIO - CLASS I


SELECTED PER-SHARE
DATA AND RATIOS

YEARS        1998     1997     1996     1995     1994     1993     1992     1991     1990D
ENDED MARCH
31

NET          $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
ASSET VALUE,
BEGINNING OF
PERIOD

INCOME
FROM
INVESTMENT
OPERATIONS

 NET          .055     .053     .057     .049     .031     .034     .054     .078     .035
INTEREST
 INCOME

LESS
DISTRIBUTIONS

 FROM         (.055)   (.053)   (.057)   (.049)   (.031)   (.034)   (.054)   (.078)   (.035)
NET INTEREST
 INCOME

NET          $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
ASSET VALUE,
END OF PERIOD

TOTAL         5.64%    5.40%    5.85%    4.97%    3.14%    3.50%    5.50%    8.11%    3.52%
RETURNB

NET          $ 1,171  $ 920    $ 1,118  $ 772    $ 657    $ 804    $ 559    $ 355    $ 331
ASSETS, END
OF PERIOD
(IN MILLIONS)

RATIO OF      .20%C    .20%C    .20%C    .18%C    .18%C    .18%C    .18%C    .18%C    .06%A,C
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF      5.50%    5.26%    5.66%    4.94%    3.09%    3.43%    5.24%    7.79%    8.44%A
NET INTEREST
INCOME
TO AVERAGE
NET ASSETS


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
D NOVEMBER 3, 1989 (COMMENCEMENT OF SALE OF CLASS I SHARES) TO MARCH
31, 1990

RATED MONEY MARKET PORTFOLIO - CLASS I


SELECTED PER-SHARE
DATA AND RATIOS

YEARS        1998     1997     1996D     1995E    1994E    1993E    1992F    1991G    1990G    1989G    1988G
ENDED MARCH
31

NET          $ 1.000  $ 1.000  $ 1.000   $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
ASSET VALUE,
BEGINNING OF
PERIOD

INCOME
FROM
INVESTMENT
OPERATIONS

 NET          .055     .053     .032      .054     .033     .029     .034     .063     .080     .089     .070
INTEREST
INCOME

LESS
DISTRIBUTIONS

 FROM         (.055)   (.053)   (.032)    (.054)   (.033)   (.029)   (.034)   (.063)   (.080)   (.089)   (.070)
NET INTEREST
 INCOME

NET          $ 1.000  $ 1.000  $ 1.000   $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
ASSET VALUE,
END OF PERIOD

TOTAL         5.64%    5.39%    3.21%     5.53%    3.34%    2.93%    3.44%    6.44%    8.27%    9.26%    7.27%
RETURNB

NET          $ 304    $ 313    $ 224     $ 301    $ 399    $ 611    $ 766    $ 852    $ 945    $ 1,274  $ 1,036
ASSETS, END
OF PERIOD (IN
MILLIONS)

RATIO OF      .20%C    .20%C    .27%A,C   .42%     .42%     .42%     .42%A    .42%     .42%     .42%     .42%
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF      5.49%    5.26%    5.46%A    5.33%    3.24%    2.89%    4.04%A   6.38%    8.01%    8.91%    7.00%
NET INTEREST
INCOME TO
AVERAGE NET
ASSETS


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
D SEPTEMBER 1, 1995 TO MARCH 31, 1996
E YEAR ENDED AUGUST 31
F NOVEMBER 1, 1991 TO AUGUST 31, 1992
G YEAR ENDED OCTOBER 31

MONEY MARKET PORTFOLIO - CLASS I


SELECTED PER-SHARE
DATA AND RATIOS

YEARS       1998     1997     1996     1995     1994     1993     1992     1991     1990     1989
ENDED MARCH
31

NET         $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
ASSET VALUE,
BEGINNING OF
PERIOD

INCOME
FROM
INVESTMENT
OPERATIONS

NET         .055     .053     .057     .049     .032     .035     .055     .078     .089     .080
INTEREST
INCOME

LESS
DISTRIBUTIONS

 FROM        (.055)   (.053)   (.057)   (.049)   (.032)   (.035)   (.055)   (.078)   (.089)   (.080)
NET INTEREST
 INCOME

NET         $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
ASSET VALUE,
END OF PERIOD

TOTAL        5.68%    5.43%    5.90%    4.99%    3.20%    3.58%    5.59%    8.13%    9.25%    8.35%
RETURNA

NET         $ 9,384  $ 8,714  $ 6,466  $ 5,130  $ 3,200  $ 4,333  $ 3,990  $ 4,707  $ 4,128  $ 2,627
ASSETS, END
OF PERIOD
(IN MILLIONS)

RATIO        .18%B    .18%B    .18%B    .18%B    .18%B    .18%B    .18%B    .18%B    .20%B    .20%B
OF EXPENSES
TO
AVERAGE NET
ASSETS

RATIO        5.54%    5.31%    5.73%    5.00%    3.15%    3.50%    5.42%    7.80%    8.82%    8.11%
OF NET
INTEREST
INCOME TO
AVERAGE NET
ASSETS


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

TAX-EXEMPT PORTFOLIO - CLASS I


SELECTED PER-SHARE
DATA AND RATIOS

YEARS       1998     1997     1996     1995D     1994E    1993E    1992E    1991E    1990E    1989E
ENDED MARCH
31

NET         $ 1.000  $ 1.000  $ 1.000  $ 1.000   $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
ASSET VALUE,
BEGINNING OF
PERIOD

INCOME
FROM
INVESTMENT
OPERATIONS

 NET         .035     .033     .036     .027      .024     .026     .040     .053     .058     .058
INTEREST
INCOME

LESS
DISTRIBUTIONS

 FROM        (.035)   (.033)   (.036)   (.027)    (.024)   (.026)   (.040)   (.053)   (.058)   (.058)
NET INTEREST
 INCOME

NET         $ 1.000  $ 1.000  $ 1.000  $ 1.000   $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
ASSET VALUE,
END OF PERIOD

TOTAL        3.60%    3.40%    3.70%    2.74%     2.44%    2.66%    4.02%    5.40%    6.00%    5.97%
RETURNB

NET         $ 2,136  $ 2,022  $ 1,807  $ 1,877   $ 2,391  $ 2,239  $ 2,557  $ 2,117  $ 1,985  $ 2,007
ASSETS, END
OF PERIOD (IN
MILLIONS)

RATIO        .20%C    .20%C    .19%C    .18%A,C   .18%C    .18%C    .18%C    .18%C    .20%C    .20%C
OF EXPENSES
TO AVERAGE
NET ASSETS

RATIO        3.54%    3.34%    3.64%    3.20%A    2.41%    2.62%    3.90%    5.28%    5.82%    5.80%
OF NET
INTEREST
INCOME TO
AVERAGE NET
ASSETS


   A ANNUALIZED
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   D JUNE 1, 1994 TO MARCH 31, 1995
   E YEAR ENDED MAY 31
PERFORMANCE
Money market fund performance can be measured as TOTAL RETURN or YIELD.
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results. YIELD refers to the income generated by an investment in a fund over a given period of time, expressed as an annual percentage rate. When a yield assumes that income earned is reinvested, it is called an EFFECTIVE YIELD.
A TAX-EQUIVALENT YIELD shows what an investor would have to earn before taxes to equal a tax-free yield.
SEVEN-DAY YIELD illustrates the income earned by an investment in a money market fund over a recent seven-day period. Since money market funds maintain a stable $1.00 share price, current seven-day yields are the most common illustration of money market fund performance.
The funds' performance and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance call Fidelity Client Services at 1-800-843-3001.
THE FUNDS IN DETAIL


CHARTER
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. Each fund is a diversified fund of Colchester Street Trust, an open-end management investment company organized as a Delaware business trust on June 20, 1991.
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet periodically throughout the year to oversee the funds' activities, review contractual arrangements with companies that provide services to the funds, and review the funds' performance. The trustees serve as trustees for other Fidelity funds. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUNDS MAY HOLD SPECIAL SHAREHOLDER MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the dollar value of your investment.
Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The funds employ various Fidelity companies to perform activities required for their operation.
The funds are managed by FMR, which handles their business affairs. Fidelity Investments Money Management, Inc.(FIMM), located in Merrimack, New Hampshire, has primary responsibility for providing investment management services.
As of March 31, 1998, FMR advised funds having approximately    36
    million shareholder accounts with a total value of more than
$   589     billion.
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
Fidelity Distributors Corporation (FDC) distributes and markets Fidelity's funds and services.
Fidelity Investments Institutional Operations Company, Inc. (FIIOC) performs transfer agent servicing functions for Class I of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Rated Money Market Portfolio, and Money Market Portfolio (the Taxable Funds). UMB Bank, n.a. (UMB) is the transfer agent for Tax-Exempt Portfolio, and is located at 1010 Grand Avenue, Kansas City, Missouri. UMB employs FIIOC to perform transfer agent servicing functions for Class I of Tax-Exempt Portfolio.
FMR Corp. is the ultimate parent company of FMR and FIMM. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940
Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
   As of March 31, 1998, approximately 27.41% of Treasury Portfolio's total outstanding shares were held by The Bank of New York.
To carry out the funds' transactions, FMR may use its broker-dealer affiliates and other firms that sell fund shares, provided that a fund receives services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
TREASURY ONLY PORTFOLIO seeks to    earn     a high level of current
income    while maintaining a stable $1.00 share price by investing in high-quality, short-term securities. The fund invests only in U.S. Treasury securities. The fund does not enter into repurchase agreements or reverse repurchase agreements. The fund will invest in those securities whose interest is specifically exempt from state and local income taxes under federal law; such interest is not exempt from federal income tax.
TREASURY PORTFOLIO seeks to    earn     a high level of current income
   while maintaining a stable $1.00 share price by investing in high-quality, short-term securities. The fund invests only in U.S. Treasury securities and repurchase agreements for these securities. The fund does not enter into reverse repurchase agreements.
GOVERNMENT PORTFOLIO seeks to    earn     a high level of current
income    while maintaining a stable $1.00 share price by investing in high-quality, short-term securities. The fund invests only in U.S. Government securities and repurchase agreements for these securities. The fund also may enter into reverse repurchase agreements.
DOMESTIC PORTFOLIO    seeks to earn a high level of current income
while maintaining a stable $1.00 share price by investing in high-quality, short-term securities. The fund invests only in the highest-quality U.S. dollar-denominated money market securities of domestic issuers, including U.S. Government securities and repurchase agreements. Securities are "highest-quality" if rated in the highest rating category by at least two nationally recognized rating services, or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by FMR. The fund also may enter into reverse repurchase agreements.
RATED MONEY MARKET PORTFOLIO seeks to    earn     a high level of
current income    while maintaining a stable $1.00 share price by
investing in high-quality, short-term securities. The fund invests only in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest rating category by at least two nationally recognized rating services, U.S. Government securities, and repurchase agreements. The fund also may enter into reverse repurchase agreements.
MONEY MARKET PORTFOLIO    seeks to earn a high level of current income
while maintaining a stable $1.00 share price by investing in high-quality, short-term securities. The fund invests only in the highest-quality U.S. dollar-denominated money market securities of domestic and foreign issuers, including U.S. Government securities and repurchase agreements. Securities are "highest-quality" if rated in the highest rating category by at least two nationally recognized rating services, or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by FMR. The fund also may enter into reverse repurchase agreements.
TAX-EXEMPT PORTFOLIO seeks to    earn     a high level of
   current     income    that is free     from federal income tax
   while maintaining a stable $1.00 share price by investing in high-quality, short-term municipal securities of all types, including securities structured so that they are eligible investments for the fund. The fund invests in municipal money market securities rated in the highest category by at least one nationally recognized rating service and in one of the two highest categories by another rating service if rated by more than one, or, if unrated, determined to be of equivalent quality to the highest rating category by FMR. FMR normally invests the fund's assets so that at least 80% of the fund's income distributions is free from federal income tax. The fund does not currently intend to purchase municipal securities whose interest is subject to the federal alternative minimum tax.
FMR normally invests the fund's assets according to its investment strategy and does not expect to invest in federally taxable obligations. The fund also reserves the right to hold a substantial amount of uninvested cash or to invest more than normally permitted in federally taxable obligations for temporary, defensive purposes.
   Each fund earns income at current money market rates. They stress preservation of capital, liquidity, and income (tax-free income in the case of Tax-Exempt Portfolio) and do not seek the higher yields or capital appreciation that more aggressive investments may provide. Each fund's yield will vary from day to day, and generally reflects current short-term interest rates and other market conditions.
   It is important to note that neither the funds' share prices nor their yields are insured or guaranteed by the U.S. Government. SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information about each fund's investments are contained in the funds' SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help
   the     fund achieve its goal. Fund holdings are detailed in each
fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call 1-800-843-3001.
MONEY MARKET SECURITIES are high-quality, short-term instruments issued by the U.S. Government, corporations, financial institutions, municipalities, local and state governments, and other entities. These securities may carry fixed, variable, or floating interest rates.
Money market securities may be structured    to be     or    may
    employ a trust or    other form     so that they are eligible
investments for money market funds. If    a     structure    fails to
function     as intended, adverse tax or investment consequences may
result.
U.S. TREASURY MONEY MARKET SECURITIES are short-term debt obligations issued by the U.S. Treasury and include bills, notes, and bonds. U.S. Treasury securities are backed by the full faith and credit of the United States.
U.S. GOVERNMENT MONEY MARKET SECURITIES are short-term debt instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, U.S. Government securities such as those issued by Fannie Mae are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. Other U.S. Government securities, such as those issued by the Federal Farm Credit Banks Funding Corporation, are supported only by the credit of the entity that issued them.
MUNICIPAL SECURITIES are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be fully or partially backed by the local government, or by the credit of a private issuer or the current or anticipated revenues from specific projects or assets. Because many municipal securities are issued to finance similar types of projects, especially those relating to education, health care, housing, transportation, and utilities, the municipal markets can be affected by conditions in those sectors. In addition, all municipal securities may be affected by uncertainties regarding their tax status, legislative changes, or rights of municipal securities holders. A municipal security may be owned directly or through a participation interest.
CREDIT AND LIQUIDITY SUPPORT. Issuers may employ various forms of credit and liquidity enhancement, including letters of credit, guarantees, puts and demand features, and insurance, provided by foreign or domestic entities such as banks and other financial institutions. These arrangements expose a fund to the credit risk of the entity providing the credit or liquidity support. Changes in the credit quality of the provider could affect the value of the security and a fund's share price.
FOREIGN EXPOSURE. Securities issued by foreign entities, including foreign governments, corporations, and banks, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. Likewise, securities for which foreign entities provide credit or liquidity support may involve different risks than those supported by domestic entities. Extensive public information about the foreign entity may not be available, and unfavorable political, economic, or governmental developments in the foreign country involved could affect the repayment of principal or payment of interest.
ASSET-BACKED SECURITIES include interests in pools of mortgages, loans, receivables, or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. These interest rate adjustments are designed to help stabilize the security's price.
STRIPPED SECURITIES are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other money market securities, although stripped securities may be more volatile. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the fund's yield or in the market value of its assets. OTHER MONEY MARKET SECURITIES may include commercial paper, certificates of deposit, bankers' acceptances, and time deposits. MUNICIPAL LEASE OBLIGATIONS are used by municipalities to acquire land, equipment, or facilities. If the municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.
OTHER MUNICIPAL SECURITIES may include obligations of U.S. territories and possessions such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.
PUT FEATURES entitle the holder to put (sell back) a security to the issuer or another party. In exchange for this benefit, a fund may accept a lower interest rate. The credit quality of the investment may be affected by the creditworthiness of the put provider. Demand features, standby commitments, and tender options are types of put features.
PRIVATE ENTITIES may be involved in some municipal securities. For example, industrial revenue bonds are backed by private entities, and resource recovery bonds often involve private corporations. The viability of a project or tax incentives could affect the value and credit quality of these securities.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
RESTRICTIONS: A fund may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities. WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS are trading practices in which payment and delivery for the security take place at a later date than is customary for that type of security. The market value of the security could change during this period.
FINANCIAL SERVICES INDUSTRY. Companies in the financial services industry are subject to various risks related to that industry, such as government regulation, changes in interest rates, and exposure on loans, including loans to foreign borrowers. If a fund invests substantially in this industry, its performance may be affected by conditions affecting the industry.
RESTRICTIONS: Each of Domestic Portfolio, Rated Money Market Portfolio and Money Market Portfolio will invest more than 25% of its total assets in the financial services industry.
CASH MANAGEMENT. A fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income (exempt from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
RESTRICTIONS: Tax-Exempt Portfolio will not invest in a money market fund. Tax-Exempt Portfolio does not currently intend to invest in repurchase agreements. Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Rated Money Market Portfolio, and Money Market Portfolio do not currently intend to invest in a money market fund.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities of a similar type.
RESTRICTIONS: Each of Domestic Portfolio, Rated Money Market Portfolio and Money Market Portfolio may not invest more than 5% of their total assets in any one issuer, except that each fund may invest up to 25% of its total assets in the highest quality securities of a single issuer for up to three business days. These limitations do not apply
to U.S. Government    securities     or to securities of other
investment companies.
With respect to 75% of its total assets, Tax-Exempt Portfolio may not purchase a security if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer. This limitation does not apply to U.S. Government securities or to securities of other investment companies.
Tax-Exempt Portfolio may invest more than 25% of its total assets in tax-free securities that finance similar types of projects.
BORROWING. Each fund may borrow from banks or from other funds advised
by FMR    or its affiliates    , or through reverse repurchase
agreements, and may make additional investments while borrowings are outstanding.
RESTRICTIONS: Each of Government Portfolio, Domestic Portfolio, Rated Money Market Portfolio, and Money Market Portfolio may borrow only for temporary or emergency purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 331/3% of its total assets. Each of Treasury Only Portfolio, Treasury Portfolio, and Tax-Exempt Portfolio may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
LENDING   .     A fund may lend money to other funds advised by FMR
or its affiliates    .
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of a fund's total assets. Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, and Tax-Exempt Portfolio do not lend money to other funds advised by FMR.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
Treasury Only Portfolio seeks as high a level of current income as is consistent with the security of principal and liquidity, and to maintain a constant net asset value per share (NAV) of $1.00.
Each of Treasury Portfolio, Government Portfolio, Domestic Portfolio, Rated Money Market Portfolio, and Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
Tax-Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal. The fund, under normal conditions, will invest so that at least 80% of its income distributions is exempt from federal income tax.
With respect to 75% of its total assets, Tax-Exempt Portfolio may not purchase a security if, as a result, more than 5% of its total assets would be invested in the securities of any one issuer. This limitation does not apply to U.S. Government securities or to securities of other investment companies.
Each of Domestic Portfolio, Rated Money Market Portfolio and Money Market Portfolio will invest more than 25% of its total assets in obligations of companies in the financial services industry.
   Each of Government Portfolio, Domestic Portfolio, Rated Money Market Portfolio, and Money Market Portfolio may borrow only for temporary or emergency purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 331/3% of its total assets. Tax-Exempt Portfolio may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
Loans, in the aggregate, may not exceed 331/3% of a fund's total assets.
BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of each class's assets are reflected in that class's share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to an affiliate who provides assistance with these services. Each fund also pays OTHER EXPENSES, which are explained on page .
   FMR may, from time to time, agree to reimburse the funds for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease a fund's expenses and boost its performance.
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month. Each fund pays a fee at an annual rate of 0.20% of its average net assets.
   Prior to May 31, 1997 and January 1, 1998, Treasury Only Portfolio and Rated Money Market Portfolio, respectively, each paid FMR a management fee at an annual rate of 0.42% of its average net assets and FMR paid all of the other expenses of each fund with limited exceptions.
FIMM is the funds' sub-adviser and has primary responsibility for managing their investments. FMR is responsible for providing other management services. FMR pays FIMM 50% of its management fee (before
expense reimbursements) for FIMM's services. FMR paid    FIMM and
    FMR Texas Inc., the predecessor company to FIMM, annualized fees
equal to 0.12%    and 0.10%, respectively     of Treasury Only
Portfolio's, 0.10%    and 0.10%, respectively     of Treasury
Portfolio's, 0.10%    and 0.10%, respectively     of Government
Portfolio's, 0.10%    and 0.10%, respectively     of Domestic
Portfolio's, 0.20%    and 0.10%, respectively     of Rated Money
Market Portfolio's, 0.10%    and 0.10%, respectively     of Money
Market Portfolio's, and 0.10%    and 0.10%, respectively     of
Tax-Exempt Portfolio's average net assets for the fiscal year ended March 31, 1998.
OTHER EXPENSES
While the management fee is a significant component of each fund's annual operating costs, the funds have other expenses as well.
FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for Class I of the Taxable Funds. Fidelity Service Company, Inc. (FSC) calculates the net asset value per share (NAV) and dividends for Class I of the Taxable Funds and maintains the general accounting records for each Taxable Fund.
For the fiscal year ended March 31, 1998, transfer agency and pricing and bookkeeping fees paid (as a percentage of average net assets)
   for the Taxable Funds     amounted to the following.

                                     TRANSFER AGENCY        PRICING AND
                                     FEES PAID BY           BOOKKEEPING
                                     CLASS I                FEES PAID BY
                                                            FUND

TREASURY ONLY    PORTFOLIO               0.04    %   *          0.01    %*

TREASURY    PORTFOLIO                    0.03    %              0.01    %

GOVERNMENT    PORTFOLIO                  0.03    %              0.01    %

DOMESTIC    PORTFOLIO                    0.04    %              0.01    %

RATED MONEY MARKET    PORTFOLIO          0.03    %   *          0.02    %*

MONEY MARKET    PORTFOLIO                0.02    %              0.01    %

   * ANNUALIZED

   UMB is the transfer and service agent for Tax-Exempt Portfolio. UMB has entered into a sub-agreement with FIIOC. FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for Class I of Tax-Exempt Portfolio. UMB has also entered into a sub-agreement with FSC. FSC calculates the NAV and dividends for Class I of Tax-Exempt Portfolio and maintains the general accounting records for Tax-Exempt Portfolio. Under the terms of the sub-agreements, FIIOC and FSC receive all related fees paid to UMB by Class I of Tax-Exempt Portfolio.
For the fiscal year ended March 31, 1998, transfer agency and pricing and bookkeeping fees paid (as a percentage of average net assets)
   for Tax-Exempt Portfolio     amounted to the following.

                             TRANSFER AGENCY   PRICING AND
                             FEES PAID BY      BOOKKEEPING
                             CLASS I           FEES PAID BY
                                               FUND

TAX-EXEMPT    PORTFOLIO          0.03    %         0.01    %

Each fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity.
Class I of each fund has adopted a DISTRIBUTION AND SERVICE PLAN. Each plan recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with the distribution of Class I shares. FMR, directly or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of, or provide shareholder support services for, the funds' Class I shares. Currently, the Board of Trustees of each fund has authorized such payments.

   YOUR ACCOUNT

If you invest through an investment professional, your investment professional, including a broker-dealer or financial institution, may charge you a transaction fee with respect to the purchase and sale of fund shares. Read your investment professional's program materials in conjunction with this prospectus for additional service features or fees that may apply. Certain features of the funds, such as minimum initial or subsequent investment amounts, may be modified.
HOW TO BUY SHARES
THE PRICE TO BUY ONE SHARE of Class I is the class's NAV. Each fund is managed to keep its NAV stable at $1.00. Class I shares are sold without a sales charge.
Your shares will be purchased at the next NAV calculated after your order is received in proper form. Class I's NAV is normally calculated each business day at the time indicated in the table below.

   FUND                                 NAV CALCULATION TIMES
                                        (EASTERN TIME)

   TREASURY ONLY PORTFOLIO               2:00 P.M.

   TREASURY PORTFOLIO                    5:00 P.M.

   GOVERNMENT PORTFOLIO                  5:00 P.M.

   DOMESTIC PORTFOLIO                    5:00 P.M.

   RATED MONEY MARKET PORTFOLIO          5:00 P.M.

   MONEY MARKET PORTFOLIO                3:00 P.M.

   TAX-EXEMPT PORTFOLIO                  12:00 NOON

Each fund reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page . Purchase orders may be refused if, in FMR's opinion, they would disrupt the management of a fund.
It is the responsibility of your investment professional to transmit
your order to buy shares to Fidelity before the clos   e     of
business on the day you place your order.
Share certificates are not available for Class I shares.
IF YOU ARE NEW TO FIDELITY, an initial investment must be preceded or accompanied by a completed, signed application, which should be forwarded to:
 Fidelity Investments
 P.O. Box 770002
 Cincinnati, OH 45277-0081
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY FUND, you can:
(small solid bullet) Place a purchase order and wire money into your account, or
(small solid bullet) Open an account by exchanging from the same class of any fund that is offered through this prospectus.
INVESTMENTS IN THE FUNDS MUST BE MADE USING THE FEDERAL RESERVE WIRE SYSTEM. Checks and Automated Clearing House payments will not be accepted as a means of investment.
For wiring information and instructions, you should call the investment professional through which you trade or if you trade directly through Fidelity, call Fidelity Client Services at 1-800-843-3001. There is no fee imposed by the funds for wire purchases. However, if you buy shares through an investment professional, the investment professional may impose a fee for wire purchases.
All wires must be received in proper form by the transfer agent at the applicable fund's designated wire bank before the close of the Federal
Reserve Wire System on    the day of purchase.
You are advised to wire funds as early in the day as possible and to provide advance notice to Fidelity Client Services for large purchases.

MINIMUM INVESTMENTS
   TO OPEN AN ACCOUNT $1,000,000*
   MINIMUM BALANCE    $1,000,000

*THE MINIMUM INITIAL INVESTMENT OF $1 MILLION MAY BE WAIVED IF YOUR AGGREGATE BALANCE IN THE FIDELITY INSTITUTIONAL MONEY MARKET FUNDS IS GREATER THAN $10 MILLION. PLEASE CONTACT FIDELITY CLIENT SERVICES FOR MORE INFORMATION REGARDING THIS WAIVER.

HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares.
THE PRICE TO SELL ONE SHARE of Class I is the class's NAV.
Your shares will be sold at the next NAV calculated after your order is received in proper form. Class I's NAV is normally calculated
eac   h     business day at the times indicated in the table on page
       .
It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of
busines   s     on the day you place your order.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, leave at least $1,000,000 worth of shares in the account to keep it open.
You must designate on your account application the U.S. commercial bank account(s) into which you wish the redemption proceeds to be deposited. Fidelity Client Services will then notify you that this feature has been activated and that you may request wire redemptions. You may change the bank account(s) designated to receive redemption proceeds at any time prior to making a redemption request. You should send a letter of instruction, including a signature guarantee, to
Fidelity Client Services at the address shown on page    47    .
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. There is no fee imposed by the funds for wiring of redemption proceeds. However, if you sell shares through an investment professional, the investment professional may impose a fee for wire redemptions.
Redemption proceeds will be wired via the Federal Reserve Wire System to your bank account of record. If your redemption request is received in proper form by the transfer agent before the NAV is calculated, redemption proceeds will normally be wired on that day.
A fund reserves the right to take up to seven days to pay you if making immediate payment would adversely affect the fund.
You are advised to place your trades as early in the day as possible, and to provide advance notice to Fidelity Client Services for large redemptions.
INVESTOR SERVICES
Fidelity provides a variety of services to help you manage your account.
INFORMATION SERVICES
STATEMENTS AND REPORTS that the transfer agent sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction, except a reinvestment, that affects your account balance or your account registration)
(small solid bullet) Account statements (monthly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in a fund. Call Fidelity Client Services at 1-800-843-3001 if you need additional copies of financial reports, prospectuses or historical account information.
SUB-ACCOUNTING AND SPECIAL SERVICES. Special processing has been arranged with FIIOC for institutions that wish to open multiple accounts (a master account and sub-accounts). You may be required to enter into a separate agreement with FIIOC. Charges for these services, if any, will be determined based on the level of services to be rendered.
   SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
Each fund distributes substantially all of its net investment income and capital gains, if any, to shareholders each year. Income dividends are declared daily and paid monthly.
Income dividends declared are accrued daily throughout the month and are normally distributed on the first business day of the following
month.    However    , dividends relating to Class I shares redeemed
   if you close your account     during the month    may     be
distributed on the day    your account is closed    . Each fund
reserves the right to limit this service.
DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want to receive your distributions. Class I offers two options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions, if any, will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. CASH OPTION. You will be sent a wire for your dividend and capital gain distributions, if any.
Dividends will be reinvested at each fund's Class I NAV on the last day of the month. Capital gain distributions, if any, will be reinvested at the NAV as of the record date of the distribution.
TAXES
As with any investment, you should consider how an investment in the funds could affect you. Below are some of the funds' tax implications. TAXES ON DISTRIBUTIONS. Interest income that Tax-Exempt Portfolio earns is distributed to shareholders as income dividends. Interest that is federally tax-free remains tax-free when it is distributed. Distributions from the Taxable Funds, however, are subject to federal income tax and may also be subject to state or local taxes. If you live outside the United States, your distributions from these funds could also be taxed by the country in which you reside.
For federal tax purposes, income and short-term capital gains from each Taxable Fund are distributed as dividends and taxed as ordinary
income;        capital gain distributions, if any, are taxed as
long-term capital gains.
However, for shareholders of Tax-Exempt Portfolio, gain on the sale of tax-free bonds results in taxable distributions. Short-term capital gains and a portion of the gain on bonds purchased at a discount are distributed as dividends and taxed as ordinary income; capital gain distributions, if any, are taxed as long-term capital gains.
Mutual fund dividends from U.S. Government securities are generally free from state and local income taxes. However, particular states may limit this benefit, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for the benefit. In addition, some states may impose intangible property taxes. You should consult your own tax adviser for details and up-to-date information on the tax laws in your state.
For the fiscal year ended March 31, 1998,    100    % of Treasury Only
Portfolio's   , 25.20    % of Treasury Portfolio's    and 18.44    %
of Government Portfolio's income distributions were derived from interest on U.S. Government securities which is generally exempt from state income tax.
Distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
Every January, Fidelity will send you and the IRS a statement showing the tax characterization of distributions paid to you in the previous year.
A portion of Tax-Exempt Portfolio's dividends may be free from state or local taxes. Income from investments in your state are often tax-free to you. Each year, the transfer agent will send you a breakdown of Tax-Exempt Portfolio's income from each state to help you calculate your taxes.
During the fiscal year ended March 31, 1998,    100    % of Tax-Exempt
Portfolio's income dividends was free from federal income tax
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments.
TRANSACTION DETAILS
EACH FUND IS OPEN FOR BUSINESS        each day that the Federal
Reserve Bank of Kansas City (Kansas City Fed) (for Tax-Exempt
Portfolio    ) or the Federal Reserve Bank of New York (New York Fed)
(for the Taxable Funds), the NYSE and the principal bond markets (as
   recommended     by the Bond Market Association) are open. The
following holiday closings have been scheduled for 1998: New Year's
Day, Martin Luther King's Birthday,    Presidents' Day    , Good
Friday, Memorial Day, Independence Day    (observed)    , Labor Day,
Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day. Although FMR expects the same holiday schedule to be observed in the
future,    at any time the Kansas City Fed, the New York Fed or the
NYSE may modify its holiday schedule or the Bond Market Association may modify its recommendation.
To the extent that portfolio securities are traded in other markets on days when the Kansas City Fed or the New York Fed, the NYSE or the principal bond markets are closed, each class's NAV may be affected on days when investors do not have access to the fund to purchase or redeem shares. Certain Fidelity funds may follow different holiday closing schedules.
A CLASS'S NAV is the value of a single share. The NAV of Class I of each fund is computed by adding Class I's pro rata share of the value of the fund's investments, cash, and other assets, subtracting Class I's pro rata share of the value of the fund's liabilities, subtracting the liabilities allocated to Class I, and dividing the result by the number of Class I shares of that fund that are outstanding. Each fund values its portfolio securities on the basis of amortized cost. This method minimizes the effect of changes in a security's market value and helps each fund maintain a stable $1.00 share price.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY.
   Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to redeem and exchange by telephone, call Fidelity Client Services for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.
EACH FUND RESERVES THE RIGHT to suspend the offering of shares for a period of time.
TO ALLOW FMR TO MANAGE THE FUNDS MOST EFFECTIVELY   ,     you are
urged to initiate all trades as early in the day as possible and to notify Fidelity Client Services in advance of large transactions.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased at the next NAV calculated after your order is received in proper form. Note the following:
(small solid bullet) All of your purchases must be made by federal funds wire; checks will not be accepted for purchases.
(small solid bullet) If your wire is not received in proper form by
the close of the Federal Reserve Wire System    on the day of
purchase    , you could be liable for any losses or fees a fund or the transfer agent has incurred or for interest and penalties.
(small solid bullet) Shares begin to earn dividends on the day of purchase provided (i) you contact Fidelity Client Services and place
your order between 8:30 a.m. and the        following    times on page
     and (ii) the fund's designated wire bank receives the wire in proper form before the close of the Federal Reserve Wire System on that day.
   (small solid bullet) On any day the principal bond markets close early, as recommended by the Bond Market Association, or the Kansas City Fed (for Tax-Exempt Portfolio) or the New York Fed (for the Taxable Funds) close early, a class may advance the time on that day by which purchase orders must be placed so that shares earn dividends on the day of purchase.

       FUND                             DIVIDEND     TIMES
                                     (EASTERN TIME)

TREASURY ONLY    PORTFOLIO            2:00 P.M.

TREASURY    PORTFOLIO                 5:00 P.M.

GOVERNMENT    PORTFOLIO               5:00 P.M.

DOMESTIC    PORTFOLIO                 5:00 P.M.

RATED MONEY MARKET    PORTFOLIO       5:00 P.M.

MONEY MARKET    PORTFOLIO             3:00 P.M.

TAX-EXEMPT    PORTFOLIO               12:00 NOON

   The income declared for Treasury Portfolio, Government Portfolio, Domestic Portfolio and Rated Money Market Portfolio is based on estimates of net investment income for the fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.
WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your order is received in proper form. Note the following:
(small solid bullet) Shares earn dividends through the day prior to the day of redemption. On any day that the principal bond markets close early (as recommended by the Bond Market Association) or the Kansas City Fed (for Tax-Exempt Portfolio) or the New York Fed (for
the Taxable Funds) close early,    a class may set     a time after
which    shares     earn dividends through the day of redemption.
Under such circumstances, shares redeemed on a Friday or prior to a holiday continue to earn dividends until the next business day.
(small solid bullet)    Redemptions may be suspended or payment dates
postponed when the NYSE is closed (other than weekends and holidays), when trading on the NYSE is restricted, or as permitted by the
SEC.
IF YOUR ACCOUNT BALANCE FALLS BELOW $1,000,000 you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.
THE TRANSFER AGENT MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
FDC may, at its own expense, provide promotional incentives to qualified recipients who support the sale of shares of the funds without reimbursement from the funds. Qualified recipients are securities dealers who have sold fund shares or others, including banks and other financial institutions, under special arrangements in connection with FDC's sales activities. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder you have the privilege of exchanging Class I shares of any fund offered through this prospectus at no charge for Class I shares of any other fund offered through this prospectus.
An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.
BY TELEPHONE. Exchanges may be requested on any day a fund is open for
business by calling Fidelity Client Services at 1-800-843-3001   .
BY MAIL. You may exchange shares on any business day by submitting written instructions with an authorized signature which is on file for that account. Written requests for exchanges should contain the fund name, class name, account number, the number of shares to be redeemed, and the name of the fund and class to be purchased. Written requests for exchange should be mailed to Fidelity Client Services at the
address on page    47    .
WHEN YOU PLACE AN ORDER TO EXCHANGE SHARES   ,     Class I shares will
be redeemed at the next determined NAV after your order is received in proper form. Shares of the fund to be acquired will be purchased at its next determined NAV after redemption proceeds are made available. You should note that, under certain circumstances, a fund may take up to seven days to make redemption proceeds available for the exchange purchase of shares of another fund. In addition, please note the following:
(small solid bullet) Exchanges will not be permitted until a completed and signed account application is on file.
(small solid bullet) The fund    or class     you are exchanging into
must be available for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.
(small solid bullet) Before exchanging into a fund    or class    ,
read its prospectus.
(small solid bullet) Exchanges may have tax consequences for you. (small solid bullet) Currently, there is no limit on the number of exchanges out of a fund.
(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify the exchange privilege in the future.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.
(Recycled Logo)   This prospectus is printed on recycled paper using
soy-based inks.

Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
To learn more about each fund and its investments, you can obtain a copy of a fund's most recent financial report and portfolio
   listing    , or a copy of the Statement of Additional Information
(SAI) dated    May 29, 1998    . The SAI has been filed with the
Securities and Exchange Commission (SEC) and is available along with
other related materials on the SEC's Internet Web    Site
(http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, contact Fidelity Client Services 82 Devonshire Street, Boston, MA 02109 at 1-800-843-3001, or your investment professional. INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT A FUND WILL MAINTAIN A STABLE $1.00 SHARE PRICE.
Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency, and are subject to investment risks, including possible loss of principal amount invested.
LIKE ALL MUTUAL FUNDS, THESE
SECURITIES HAVE NOT BEEN APPROVED
OR DISAPPROVED BY THE SECURITIES
AND EXCHANGE COMMISSION, NOR HAS
THE SECURITIES AND EXCHANGE
COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

   IMMII-PRO-0598
   702221

   FIDELITY
   INSTITUTIONAL
   MONEY MARKET
   FUNDS

   TREASURY ONLY
   PORTFOLIO
   CLASS II
   (FUND NUMBER 542)

   TREASURY PORTFOLIO
   CLASS II
   (FUND NUMBER 600)

   GOVERNMENT
   PORTFOLIO
   CLASS II
   (FUND NUMBER 604)

   DOMESTIC PORTFOLIO
   CLASS II
   (FUND NUMBER 692)

   RATED MONEY
   MARKET PORTFOLIO
   CLASS II
   (FUND NUMBER 619)

   MONEY MARKET
   PORTFOLIO
   CLASS II
   (FUND NUMBER 541)

   TAX-EXEMPT PORTFOLIO
   CLASS II
   (FUND NUMBER 544)

PROSPECTUS

   MAY 29, 1998
(FIDELITY_LOGO_GRAPHIC)
82 DEVONSHIRE STREET, BOSTON, MA 02109

   CONTENTS

KEY FACTS                 2   WHO MAY WANT TO INVEST

                          2   EXPENSES Class II's yearly operating
                              expenses.

                          6   FINANCIAL HIGHLIGHTS A summary of
                              each fund's financial data.

                          13  PERFORMANCE

THE FUNDS IN DETAIL       13  CHARTER How each fund is organized.

                          13  INVESTMENT PRINCIPLES AND RISKS Each
                              fund's overall approach to investing.

                          16  BREAKDOWN OF EXPENSES How
                              operating costs are calculated and what
                              they include.

YOUR ACCOUNT              17  HOW TO BUY SHARES Opening an
                              account and making additional
                              investments.

                          18  HOW TO SELL SHARES Taking money out
                              and closing your account.

                          18  INVESTOR SERVICES  Services to help you
                              manage your account.

SHAREHOLDER AND ACCOUNT   18  DIVIDENDS, CAPITAL GAINS, AND TAXES
POLICIES

                          19  TRANSACTION DETAILS Share price
                              calculations and the timing of purchases and redemptions.

                          20  EXCHANGE RESTRICTIONS

   KEY FACTS

WHO MAY WANT TO INVEST
Each fund offers institutional and corporate investors a convenient and economical way to invest in a professionally managed portfolio of money market instruments.
Each fund is designed for investors who would like to earn current income while preserving the value of their investment.
The rate of income will vary from day to day, generally reflecting short-term interest rates.
Each fund is managed to keep its share price stable at $1.00. Each of
Treasury Only    Portfolio    , Treasury    Portfolio     and
Government    Portfolio     offers an added measure of safety with its
focus on U.S.    Government or Treasury     securities.
These funds do not constitute a balanced investment plan. However, because they emphasize stability, they could be well-suited for a portion of your investments.
Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Class I shares do not have a sales charge and do not pay a distribution fee. Class II shares do not have a sales charge, but do pay a 0.15% distribution fee. Class III shares do not have a sales charge, but do pay a 0.25% distribution fee. Because Class I shares have no sales charge and do not pay a distribution fee, Class I shares are expected to have a higher total return than Class II and Class III shares. You may obtain more information about Class I and Class III shares, which are not offered through this prospectus, from your investment professional, or by calling Fidelity Client Services at 1-800-843-3001. Contact your investment professional to discuss which class is appropriate for you.

EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy or sell Class II shares of a fund.

Sales charge on purchases and         None
reinvested distributions

Deferred sales charge on redemptions  None

ANNUAL OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to Fidelity Management & Research Company
(FMR). In addition, each fund is responsible for certain other expenses.
12b-1 fees are paid by Class II of each fund to the distributor for services and expenses in connection with the distribution of Class II shares of each fund.
Class II's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown of
Expenses" on page        ).
The following figures are based on historical expenses   ,
adjusted to reflect current fees, of Class    II     of each fund and
are calculated as a percentage of average net assets of Class II of
each    fund    .

   TREASURY ONLY PORTFOLIO
Management fee                0.20%

12b-1 fee (Distribution Fee)  0.15%

Other expenses                0.00%   A

Total operating expenses      0.35%A

   TREASURY PORTFOLIO
Management fee                0.20%

12b-1 fee (Distribution Fee)  0.15%

Other expenses                0.00%A

Total operating expenses      0.35%A

   GOVERNMENT PORTFOLIO
Management fee                0.20%

12b-1 fee (Distribution Fee)  0.15%

Other expenses                0.00%A

Total operating expenses      0.35%A

   DOMESTIC PORTFOLIO
Management fee                0.20%

12b-1 fee (Distribution Fee)  0.15%

Other expenses                0.00%A

Total operating expenses      0.35%A

   RATED MONEY MARKET PORTFOLIO
Management fee                0.20%

12b-1 fee (Distribution Fee)  0.15%

Other expenses                0.00%   A

Total operating expenses      0.35%A

   MONEY MARKET PORTFOLIO
Management fee                0.18%A

12b-1 fee (Distribution Fee)  0.15%

Other expenses                0.00%A

Total operating expenses      0.33%A

TAX-EXEMPT PORTFOLIO
Management fee                0.20%

12b-1 fee (Distribution Fee)  0.15%

Other expenses                0.00%A

Total operating expenses      0.35%A

   A AFTER EXPENSE REDUCTIONS.

EXPENSE TABLE EXAMPLE: You would pay the following amount in total expenses on a $1,000 investment in Class II shares of a fund, assuming a 5% annual return and full redemption at the end of each time period.
   Total expenses shown below include any shareholder transaction expenses and Class II's annual operating expenses.

                     1               3             5             10
                            Year     Years         Years             Years

Treasury Only        $ 4             $ 11          $ 20       $    44

Treasury             $ 4             $ 11          $ 20       $    44

Government           $ 4             $ 11          $ 20       $    44

Domestic             $ 4             $ 11          $ 20       $    44

Rated Money Market   $ 4             $ 11          $ 20       $    44

   Money Market      $ 3             $ 11          $ 19       $    42

Tax-Exempt           $ 4             $ 11          $ 20       $    44

   THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED EXPENSES OR RETURNS, ALL OF WHICH MAY
VARY    .

FMR has voluntarily agreed to reimburse Class II of each fund to the
extent that total operating expenses    (excluding interest, taxes,
brokerage commissions, extraordinary expenses and 12b-1 fees)    , as
a percentage of its respective average net assets, exceed 0.20% (0.18%
for Money Market    Portfoli    o   )    . If these agreements were
not in effect, the management fee, other expenses and total operating expenses, as a percentage of average net assets, would have been the following amounts:

                              Management Fee  Other Expenses  Total Operating
                              Class II        Class II        Expenses
                                                              Class II

Treasury Only Portfolio           0.20%           0.11    %       0.46    %

Treasury Portfolio                0.20%           0.07    %       0.42    %

Government Portfolio              0.20%           0.12    %       0.47    %

Domestic Portfolio                0.20    %       0.21    %       0.56    %

Rated Money Market Portfolio      0.20    %       0.23%B          0.58    %

Money Market Portfolio            0.20    %       0.10    %       0.45    %

Tax-Exempt Portfolio              0.20    %       0.18    %       0.53    %


   B BASED ON ESTIMATED EXPENSES DUE TO CHANGE IN MANAGEMENT FEE RATE EFFECTIVE JANUARY 1, 1998.

FINANCIAL HIGHLIGHTS
The financial highlights tables that follow for Treasury Portfolio, Government Portfolio, Domestic Portfolio and Money Market Portfolio have been audited by Price Waterhouse LLP, independent accountants. The financial highlights tables that follow for Treasury Only
   Portfolio,     Rated Money Market    Portfolio     and Tax-Exempt
   Portfolio     have been audited by Coopers & Lybrand L.L.P.,
independent accountants. The funds' financial highlights, financial statements, and reports of the auditors are included in the funds' Annual Report, and are incorporated by reference into (are legally a part of) the funds' SAI. Contact Fidelity Client Services (Client Services) for a free copy of the Annual Report or the SAI.

   TREASURY ONLY PORTFOLIO - CLASS II
   Selected
   Per-Share
   Data and
   Ratios

   Years               1998             1997             1996A
   ended March
   31

   Net asset           $ 1.000          $ 1.000          $ 1.000
   value,
   beginning of
   period

   Income
   from
   Investment
   Operations

    Net                 .051             .049             .020
   interest
   income

   Less
   Distributions

    From                (.051)           (.049)           (.020)
   net interest
   income

   Net asset           $ 1.000          $ 1.000          $ 1.000
   value, end of
   period

   Total                5.18%            5.01%            2.04%
   returnB

   Net                 $ 36,847         $ 56,502         $ 102
   assets, end
   of period
   (000
   omitted)

   Ratio of             .35%C            .35%C            .35%C,E
   expenses to
   average net
   assets

   Ratio of             .35%             .34%D            .35%E
   expenses to
   average net
   assets after
   expense
   reductions

   Ratio of             5.05%            4.94%            5.03%E
   net interest
   income to
   average net
   assets

   A NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS II SHARES) TO
MARCH 31, 1996
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.
   E ANNUALIZED

   TREASURY PORTFOLIO - CLASS II
   Selected
   Per-Share
   Data and
   Ratios

   Years               1998              1997             1996A
   ended March
   31

   Net                 $ 1.000           $ 1.000          $ 1.000
   asset value,
   beginning of
   period

   Income
   from
   Investment
   Operations

    Net                 .053              .050             .021
   interest
   income

   Less
   Distributions

    From                (.053)            (.050)           (.021)
   net interest
   income

   Net                 $ 1.000           $ 1.000          $ 1.000
   asset value,
   end of period

   Total                5.40%             5.14%            2.14%
   returnB

   Net                 $ 410,383         $ 89,801         $ 40,470
   assets, end
   of period
   (000
   omitted)

   Ratio of             .35%C             .35%C            .35%C,D
   expenses to
   average net
   assets

   Ratio of             5.25%             5.01%            5.18%D
   net interest
   income to
   average net
   assets

   A NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS II SHARES) TO
MARCH 31, 1996
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   D ANNUALIZED

   GOVERNMENT PORTFOLIO - CLASS II
   Selected
   Per-Share
   Data and
   Ratios

   Years               1998              1997              1996A
   ended March
   31

   Net                 $ 1.000           $ 1.000           $ 1.000
   asset value,
   beginning of
   period

   Income
   from
   Investment
   Operations

    Net                 .053              .051              .021
   interest
   income

   Less
   Distributions

    From                (.053)            (.051)            (.021)
   net interest
   income

   Net                 $ 1.000           $ 1.000           $ 1.000
   asset value,
   end of period

   Total                5.45%             5.22%             2.16%
   returnB

   Net                 $ 151,951         $ 108,636         $ 102
   assets, end
   of period
   (000
   omitted)

   Ratio of             .35%C             .35%C             .35%C,D
   expenses to
   average net
   assets

   Ratio of             5.32%             5.10%             5.33%D
   net interest
   income to
   average net
   assets

   A NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS II SHARES) TO
MARCH 31, 1996
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   D ANNUALIZED

   DOMESTIC PORTFOLIO - CLASS II
   Selected
   Per-Share
   Data and
   Ratios

   Years               1998             1997            1996A
   ended March
   31

   Net                 $ 1.000          $ 1.000         $ 1.000
   asset value,
   beginning of
   period

   Income
   from
   Investment
   Operations

    Net                 .054             .051            .021
   interest
   income

   Less
   Distributions

    From                (.054)           (.051)          (.021)
   net interest
   income

   Net                 $ 1.000          $ 1.000         $ 1.000
   asset value,
   end of period

   Total                5.49%            5.24%           2.15%
   returnB

   Net                 $ 34,455         $ 4,235         $ 2,105
   assets, end
   of period
   (000
   omitted)

   Ratio of             .35%C            .35%C           .35%C,D
   expenses to
   average net
   assets

   Ratio of             5.36%            5.10%           5.20%D
   net interest
   income to
   average net
   assets

   A NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS II SHARES) TO
MARCH 31, 1996
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   D ANNUALIZED

   RATED MONEY MARKET PORTFOLIO - CLASS II
   Selected
   Per-Share
   Data and
   Ratios

   Years               1998             1997             1996A
   ended March
   31

   Net                 $ 1.000          $ 1.000          $ 1.000
   asset value,
   beginning of
   period

   Income
   from
   Investment
   Operations

    Net                 .053             .051             .021
   interest
   income

   Less
   Distributions

    From                (.053)           (.051)           (.021)
   net interest
   income

   Net                 $ 1.000          $ 1.000          $ 1.000
   asset value,
   end of period

   Total                5.48%            5.23%            2.15%
   returnB

   Net                 $ 23,321         $ 14,166         $ 4,709
   assets, end
   of period
   (000
   omitted)

   Ratio of             .35%C            .35%C            .35%C,D
   expenses to
   average net
   assets

   Ratio of             5.37%            5.14%            5.06%D
   net interest
   income to
   average net
   assets

   A NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS II SHARES) TO
MARCH 31, 1996
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   D ANNUALIZED

   MONEY MARKET PORTFOLIO - CLASS II
   Selected
   Per-Share
   Data and
   Ratios

   Years               1998             1997              1996A
   ended March
   31

   Net                 $ 1.000          $ 1.000           $ 1.000
   asset value,
   beginning of
   period

   Income
   from
   Investment
   Operations

    Net                 .054             .051              .022
   interest
   income

   Less
   Distributions

    From                (.054)           (.051)            (.022)
   net interest
   income

   Net                 $ 1.000          $ 1.000           $ 1.000
   asset value,
   end of period

   Total                5.52%            5.27%             2.17%
   returnB

   Net                 $ 85,990         $ 167,583         $ 64,200
   assets, end
   of period
   (000
   omitted)

   Ratio of             .33%C            .33%C             .33%C,D
   expenses to
   average net
   assets

   Ratio of             5.39%            5.16%             5.29%D
   net interest
   income to
   average net
   assets

   A NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS II SHARES) TO
MARCH 31, 1996
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   D ANNUALIZED

   TAX-EXEMPT PORTFOLIO - CLASS II
   Selected
   Per-Share
   Data and
   Ratios

   Years                1998             1997             1996A
   ended March
   31

   Net asset            $ 1.000          $ 1.000          $ 1.000
   value,
   beginning of
   period

   Income
   from
   Investment
   Operations

    Net                  .034             .032             .013
   interest
   income

   Less
   Distributions

    From                 (.034)           (.032)           (.013)
   net interest
   income

   Net asset            $ 1.000          $ 1.000          $ 1.000
   value, end of
   period

   Total                 3.44%            3.25%            1.34%
   returnB

   Net                  $ 30,829         $ 60,247         $ 968
   assets, end of
   period (000
   omitted)

   Ratio of              .35%C            .35%C            .35%C,D
   expenses to
   average net
   assets

   Ratio of              3.41%            3.21%            3.17%D
   net interest
   income to
   average net
   assets

   A NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS II SHARES) TO
MARCH 31, 1996
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   D ANNUALIZED

PERFORMANCE
Money market fund performance can be measured as TOTAL RETURN or YIELD.
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results. YIELD refers to the income generated by an investment in a fund over a given period of time, expressed as an annual percentage rate. When a yield assumes that income earned is reinvested, it is called an EFFECTIVE YIELD.
A TAX-EQUIVALENT YIELD shows what an investor would have to earn before taxes to equal a tax-free yield.
SEVEN-DAY YIELD illustrates the income earned by an investment in a money market fund over a recent seven-day period. Since money market funds maintain a stable $1.00 share price, current seven-day yields are the most common illustration of money market fund performance.
The funds' performance and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance call Fidelity Client Services at 1-800-843-3001.

THE FUNDS IN DETAIL

CHARTER
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. Each fund is a
diversified fund of    Colchester Street Trust    , an open-end
management investment company organized as a Delaware business trust
on    June 20, 1991.
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced
executives who meet    periodically     throughout the year to oversee
the funds' activities, review contractual arrangements with companies that provide services to the funds, and review the funds' performance.
   The trustees serve as trustees for other Fidelity funds.     The
majority of trustees are not otherwise affiliated with Fidelity.
THE FUNDS MAY HOLD SPECIAL    SHAREHOLDER     MEETINGS AND MAIL PROXY
MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about
the proposals to be voted on.    The number of votes you are entitled
to is based upon the dollar value of your investment.
Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The funds employ various Fidelity companies to perform activities required for their operation.
The funds are managed by FMR, which handles their business affairs.
   Fidelity Investments Money Management, Inc. (FIMM), located in
Merrimack, New Hampshire,     has primary responsibility for providing
investment management services.
As of March 31,    1998,     FMR advised funds having approximately
36     million shareholder accounts with a total value of more than
$589     billion.
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
Fidelity Distributors Corporation (FDC) distributes and markets Fidelity's funds and services.
Fidelity Investments Institutional Operations Company, Inc. (FIIOC) performs transfer agent servicing functions for Class II of Treasury
Only    Portfolio,     Treasury    Portfolio    , Government
   Portfolio    , Domestic    Portfolio    , Rated Money Market
   Portfolio,     and Money Market    Portfolio     (the    Taxable
Funds    ). UMB Bank, n.a. (UMB) is the transfer agent for
Tax-Exempt    Portfolio    , and is located at 1010 Grand Avenue,
Kansas City, Missouri. UMB employs FIIOC to perform transfer agent servicing functions for Class II of Tax-Exempt Portfolio.
FMR Corp. is the ultimate parent company of FMR and    FIMM    .
Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
   As of March 31, 1998, approximately 27.41% of Treasury Portfolio's
total outstanding shares were held by The Bank of New York    .
To carry out the funds' transactions, FMR may use its broker-dealer affiliates and other firms that sell fund shares, provided that a fund receives services and commission rates comparable to those of other broker-dealers.

INVESTMENT PRINCIPLES AND RISKS
TREASURY ONLY    PORTFOLIO     seeks to earn a high level of current
income    while maintaining a stable $1.00 share price by investing in
high-quality, short-term securities.     The fund invests only in U.S.
Treasury securities. The fund does not enter into repurchase agreements or reverse repurchase agreements. The fund will invest in those securities whose interest is specifically exempt from state and local income taxes under federal law; such interest is not exempt from federal income tax.
TREASURY    PORTFOLIO     seeks to earn a high level of current income
   while maintaining a stable $1.00 share price by investing in
high-quality, short-term securities.     The fund invests only in U.S.
Treasury securities and repurchase agreements for these securities. The fund does not enter into reverse repurchase agreements.
GOVERNMENT    PORTFOLIO     seeks to earn a high level of current
income    while maintaining a stable $1.00 share price by investing in
high-quality, short-term securities    . The fund invests only in U.S.
Government securities and repurchase agreements for these securities. The fund also may enter into reverse repurchase agreements.
DOMESTIC    PORTFOLIO     seeks to earn a high level of current income
   while maintaining a stable $1.00 share price by investing in
high-quality, short-term securities.     The fund invests only in the
highest-quality U.S. dollar-denominated money market securities of domestic issuers, including U.S. Government securities and repurchase agreements. Securities are "highest-quality" if rated in the highest rating category by at least two nationally recognized rating services, or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by FMR. The fund also may enter into reverse repurchase agreements.
RATED MONEY MARKET    PORTFOLIO     seeks to earn a high level of
   current     income    while maintaining a stable $1.00 share price
by investing in high-quality, short-term securities.     The fund
invests only in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest rating category by at least two nationally recognized rating services, U.S. Government securities, and repurchase agreements. The fund also may enter into reverse repurchase agreements.
MONEY MARKET    PORTFOLIO     seeks to    earn a high level of current
income while maintaining a stable $1.00 share price by investing in
high-quality, short-term securities.     The fund invests only in the
highest-quality U.S. dollar-denominated money market securities of domestic and foreign issuers, including U.S. Government securities and repurchase agreements. Securities are "highest-quality" if rated in the highest rating category by at least two nationally recognized rating services, or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by FMR. The fund also may enter into reverse repurchase agreements.
TAX-EXEMPT    PORTFOLIO     seeks to    earn a high level of current
income that is free from federal income tax while maintaining a stable $1.00 share price by investing in high-quality, short-term municipal securities of all types, including securities structured so that they
are eligible investments for the fund.     The fund invests in
municipal money market securities rated in the highest category by at least one nationally recognized rating service and in one of the two highest categories by another rating service if rated by more than one, or, if unrated, determined to be of equivalent quality to the
highest rating category by FMR    and may invest in securities
structured so that they are eligible investments for the fund. FMR
n    ormally invests the fund's assets so that at least 80% of    the
fund's     income distributions is    free f    rom federal income
tax. The fund does not currently intend to purchase municipal securities whose interest is subject to the federal alternative minimum tax.
FMR normally invests the fund's assets according to its investment strategy and does not expect to invest in federally taxable obligations. The fund also reserves the right to hold a substantial amount of uninvested cash or to invest more than normally permitted in federally taxable obligations for temporary, defensive purposes.
   Each fund earns income at current money market rates. They stress preservation of capital, liquidity, and income (tax-free income in the case of Tax-Exempt Portfolio) and do not seek the higher yields or capital appreciation that more aggressive investments may provide. Each fund's yield will vary from day to day, and generally reflects current short-term interest rates and other market conditions.
   It is important to note that neither the funds' share prices nor their yields are insured or guaranteed by the U.S. Government. SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information about each fund's investments are contained in the funds' SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help
   the     fund achieve its goal. Fund holdings are detailed in each
fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call 1-800-843-3001.
MONEY MARKET SECURITIES are high-quality, short-term instruments issued by the U.S. Government, corporations, financial institutions, municipalities, local and state governments, and other entities. These securities may carry fixed, variable, or floating interest rates.
Money market securities    may be structured to be     or    may
    employ a trust or    other form     so that they are eligible
investments for money market funds. If    a     structure    fails to
function     as intended, adverse tax or investment consequences may
result.
U.S. TREASURY MONEY MARKET SECURITIES are short-term debt obligations issued by the U.S. Treasury and include bills, notes, and bonds. U.S. Treasury securities are backed by the full faith and credit of the United States.
U.S. GOVERNMENT MONEY MARKET SECURITIES are short-term debt instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, U.S. Government securities such as those issued by Fannie Mae are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. Other U.S. Government securities, such as those issued by the Federal Farm Credit Banks Funding Corporation, are supported only by the credit of the entity that issued them.
MUNICIPAL SECURITIES are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be fully or partially backed by the local government, or by the credit of a private issuer or the current or anticipated revenues from specific projects or assets. Because many municipal securities are issued to finance similar types of projects, especially those
relating     to education,    health care,     housing,
transportation, and utilities, the municipal markets can be affected by conditions in those sectors. In addition, all municipal securities may be affected by uncertainties regarding their tax status, legislative changes, or rights of municipal securities holders. A municipal security may be owned directly or through a participation interest.
CREDIT AND LIQUIDITY SUPPORT. Issuers may employ various forms of credit and liquidity enhancement, including letters of credit, guarantees, puts and demand features, and insurance, provided by foreign or domestic entities such as banks and other financial institutions. These arrangements expose a fund to the credit risk of the entity providing the credit or liquidity support. Changes in the credit quality of the provider could affect the value of the security and a fund's share price.
FOREIGN EXPOSURE. Securities issued by foreign entities, including foreign governments, corporations, and banks, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. Likewise, securities for which foreign entities provide credit or liquidity support may involve different risks than those supported by domestic entities. Extensive public information about the foreign entity may not be available, and unfavorable political, economic, or governmental developments in the foreign country involved could affect the repayment of principal or payment of interest.
ASSET-BACKED SECURITIES include interests in pools of mortgages, loans, receivables, or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. These interest rate adjustments are designed to help stabilize the security's price.
STRIPPED SECURITIES are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other money market securities, although stripped securities may be more volatile. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the fund's yield or in the market value of its assets. OTHER MONEY MARKET SECURITIES may include commercial paper, certificates of deposit, bankers' acceptances, and time deposits. MUNICIPAL LEASE OBLIGATIONS are used by municipalities to acquire land, equipment, or facilities. If the municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.
OTHER MUNICIPAL SECURITIES may include obligations of U.S. territories and possessions such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.
PUT FEATURES entitle the holder to put (sell back) a security to the issuer or another party. In exchange for this benefit, a fund may accept a lower interest rate. The credit quality of the investment may be affected by the creditworthiness of the put provider. Demand features, standby commitments, and tender options are types of put features.
PRIVATE ENTITIES may be involved in some municipal securities. For example, industrial revenue bonds are backed by private entities, and resource recovery bonds often involve private corporations. The viability of a project or tax incentives could affect the value and credit quality of these securities.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
   RESTRICTIONS    : A fund may not purchase a security if, as a
result, more than 10% of its assets would be invested in illiquid securities.
WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS are trading practices in which payment and delivery for the security take place at a later date than is customary for that type of security. The market value of the security could change during this period.
FINANCIAL SERVICES INDUSTRY. Companies in the financial services industry are subject to various risks related to that industry, such as government regulation, changes in interest rates, and exposure on loans, including loans to foreign borrowers. If a fund invests substantially in this industry, its performance may be affected by conditions affecting the industry.
RESTRICTIONS: Each of Domestic    Portfolio,     Rated Money Market
Portfolio     and Money Market    Portfolio     will invest more than
25% of its total assets in the financial services industry.
CASH MANAGEMENT. A fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income (exempt from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
RESTRICTIONS: Tax-Exempt    Portfolio     will not invest in a money
market fund. Tax-Exempt    Portfolio     does not currently intend to
invest in repurchase agreements. Treasury Only    Portfolio,
Treasury    Portfolio    , Government    Portfolio, D    omestic
   Portfolio    , Rated Money Market    Portfolio,     and Money
Market    Portfolio     do not currently intend to invest in a money
market fund.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities of a similar type.
RESTRICTIONS: Each of Domestic    Portfolio    , Rated Money Market
   Portfoli    o and Money Market    Portfolio     may not invest more
than 5% of their total assets in any one issuer, except that each fund may invest up to 25% of its total assets in the highest quality securities of a single issuer for up to three business days. These limitations do not apply to U.S. Government securities or to securities of other investment companies.
With respect to 75% of its total assets, Tax-Exempt    Portfolio
may not purchase a security if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer. This limitation does not apply to U.S. Government securities or to securities of other investment companies.
Tax-Exempt    Portfolio     may invest more than 25% of its total
assets in tax-free securities that finance similar types of projects. BORROWING. Each fund may borrow from banks or from other funds advised
by FMR    or its affiliates    , or through reverse repurchase
agreements, and may make additional investments while borrowings are outstanding.
RESTRICTIONS: Each of Government    Portfolio    , Domestic
   Portfolio    , Rated Money Market    Portfolio    , and Money
Market    Portfolio     may borrow only for temporary or emergency
purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 331/3% of its total assets. Each of Treasury Only
   Portfolio,     Treasury    Portfolio     and Tax-Exempt
   Portfolio     may borrow only for temporary or emergency purposes,
but not in an amount exceeding 331/3% of its total assets.
LENDING A fund may lend money to other funds advised by FMR    or its
affiliates    .
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of a
fund's total assets. Treasury Only    Portfolio    , Treasury
   Portfolio    , Government    Portfolio    , and Tax-Exempt
   Portfolio     do not lend money to other funds advised by FMR.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
Treasury Only    Portfolio     seeks as high a level of current income
as is consistent with the security of principal and liquidity, and to maintain a constant net asset value per share (NAV) of $1.00.
Each of Treasury    Portfolio,     Government    Portfolio    ,
Domestic    Portfolio,     Rated Money Market    Portfolio    , and
Money Market    Portfolio     seeks to obtain as high a level of
current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
Tax-Exempt    Portfolio     seeks to obtain as high a level of
interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal. The fund, under normal conditions, will invest so that at least 80% of its income distributions is exempt from federal income tax.
With respect to 75% of its total assets, Tax-Exempt    Portfolio
    may not purchase a security if, as a result, more than 5% of its total assets would be invested in the securities of any one issuer.
This limitation does not apply to U.S. Government securities    or to
securities of other investment companies.
Each of Domestic    Portfolio    , Rated Money Market    Portfolio
and Money Market    Portfolio     will invest more than 25% of its
total assets in obligations of companies in the financial services industry.
Each of Government    Portfolio    , Domestic    Portfolio    , Rated
Money Market    Portfolio     and Money Market    Portfolio     may
borrow only for temporary or emergency purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 331/3% of its total assets. Tax-Exempt Portfolio may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
Loans, in the aggregate, may not exceed 331/3% of a fund's total assets.
BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of each class's assets are reflected in that class's share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to an affiliate who provides assistance with these services. Each fund also pays OTHER
EXPENSES, which are explained on page        .
   FMR may, from time to time, agree to reimburse the funds for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease a fund's expenses and boost its performance.
MANAGEMENT FEE
   The management fee is calculated and paid to FMR every month. Each fund pays a fee at an annual rate of 0.20% of its average net assets.
   Prior to May 31, 1997 and January 1, 1998, Treasury Only Portfolio and Rated Money Market Portfolio, respectively, each paid FMR a management fee at an annual rate of 0.42% of its average net assets and FMR paid all of the other expenses of each fund with limited exceptions.
   FIMM is the funds' sub-adviser and has primary responsibility for managing their investments. FMR is responsible for providing other management services. FMR pays FIMM 50% of its management fee (before expense reimbursements) for FIMM's services. FMR paid FIMM and FMR Texas Inc., the predecessor company to FIMM, annualized fees equal to 0.12% and 0.10%, respectively of Treasury Only Portfolio's, 0.10% and 0.10%, respectively of Treasury Portfolio's, 0.10% and 0.10%, respectively of Government Portfolio's, 0.10% and 0.10%, respectively of Domestic Portfolio's, 0.20% and 0.10%, respectively of Rated Money Market Portfolio's, 0.10% and 0.10%, respectively of Money Market
Portfolio's, and 0.10% and 0.10%, respectively o    f Tax-Exempt
Portfolio's average net assets for the fiscal year ended March 31,
1998.
OTHER EXPENSES
While the management fee is a significant component of each fund's annual operating costs, the funds have other expenses as well.
FIIOC performs transfer agency, dividend disbursing and shareholder
servicing functions for Class II of    the Taxable Funds    . Fidelity
Service Company, Inc. (FSC) calculates the net asset value per share
(NAV) and dividends for Class II of    the Taxable Funds     and
maintains the general accounting records for each    Taxable Fund.
   For the fiscal year ended March 31, 1998, transfer agency and pricing and bookkeeping fees paid (as a percentage of average net assets) for the Taxable Funds amounted to the following.

                                     Transfer              Pricing and
                                     Agency                Bookkeeping
                                     Fees Paid             Fees Paid by
                                     by Class II           Fund

Treasury Only    Portfolio              0.03    %   *         0.01    %   *

Treasury    Portfolio                   0.03    %             0.01    %

Government    Portfolio                 0.03    %             0.00    %

Domestic    Portfolio                   0.05    %             0.01    %

Rated Money Market    Portfolio         0.00    %   *         0.02    %   *

Money Market    Portfolio               0.02    %             0.01    %


   * ANNUALIZED

   UMB is the transfer and service agent for Tax-Exempt Portfolio. UMB has entered into a sub-agreement with FIIOC. FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for Class II of Tax-Exempt Portfolio. UMB has also entered into a sub-agreement with FSC. FSC calculates the NAV and dividends for Class II of Tax-Exempt Portfolio and maintains the general accounting records for Tax-Exempt Portfolio. Under the terms of the sub-agreements, FIIOC and FSC receive all related fees paid to UMB by
    Class II of Tax-Exempt Portfolio.
   For the fiscal year ended March 31, 1998, transfer agency and pricing and bookkeeping fees paid (as a percentage of average net assets) for Tax-Exempt Portfolio amounted to the following.

                             Transfer Agency   Pricing and
                             Fees Paid by      Bookkeeping
                             Class II          Fees Paid by
                                               Fund

Tax-Exempt    Portfolio         0.03    %         0.01    %

   Each fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity.
Class II of each fund has adopted a DISTRIBUTION AND SERVICE PLAN. Under the plans, Class II of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class II shares. Class II of each fund currently pays FDC a monthly distribution fee at an annual rate of 0.15% of its average net assets throughout the month.
The    Class II     plans specifically recognize that FMR may make
payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with the distribution of Class II shares, including payments made to investment professionals that provide shareholder support services or engage in the sale of Class II shares. Currently, the Board of Trustees of each fund has authorized such payments.

   YOUR ACCOUNT

If you invest through an investment professional, your investment professional, including a broker-dealer or financial institution, may charge you a transaction fee with respect to the purchase and sale of fund shares. Read your investment professional's program materials in conjunction with this prospectus for additional service features or fees that may apply. Certain features of the funds, such as minimum initial or subsequent investment amounts, may be modified.
HOW TO BUY SHARES
THE PRICE TO BUY ONE SHARE of Class II is the class's NAV. Each fund is managed to keep its NAV stable at $1.00. Class II shares are sold without a sales charge.
Your shares will be purchased at the next NAV calculated after your
order is received    in proper form    . Class II's NAV is normally
calculated each business day at the time indicated in the table below.

       Fund                          NAV Calculation
                                     Times
                                     (Eastern Time)

   Treasury Only Portfolio               2:00 p.m.

   Treasury Portfolio                    5:00 p.m.

   Government Portfolio                  5:00 p.m.

   Domestic Portfolio                    5:00 p.m.

   Rated Money Market Portfolio          5:00 p.m.

   Money Market Portfolio                3:00 p.m.

   Tax-Exempt Portfolio                  12:00 noon

Each fund reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions"
on page        . Purchase orders may be refused if, in FMR's opinion,
they would disrupt the management of a fund.
It is the responsibility of your investment professional to transmit
your order to buy shares to Fidelity before the    close of business
    on the day you place your order.
   Share certificates are not available for Class II shares.
IF YOU ARE NEW TO FIDELITY, an initial investment must be preceded or accompanied by a completed, signed application, which should be forwarded to:
 Fidelity Investments
 P.O. Box 770002
 Cincinnati, OH 45277-0081
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY FUND, you can:
(small solid bullet) Place a purchase order and wire money into your account, or
(small solid bullet) Open an account by exchanging from the same class of any fund that is offered through this prospectus.
INVESTMENTS IN THE FUNDS MUST BE MADE USING THE FEDERAL RESERVE WIRE SYSTEM. Checks and Automated Clearing House payments will not be accepted as a means of investment.
For wiring information and instructions, you should call the investment professional through which you trade or if you trade
directly through Fidelity, call Fidelity Client Services    at
1-800-843-3001.     There is no fee imposed by the funds for wire
purchases. However, if you buy shares through an investment professional, the investment professional may impose a fee for wire purchases.
All wires must be received    in proper form     by the transfer agent
at the applicable fund's designated wire bank before the close of the
Federal Reserve Wire System on    the day of purchase.
You are advised to wire funds as early in the day as possible and to
provide advance notice to Fidelity Client Services for    large
purchases.

MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT $1,000,000*
MINIMUM BALANCE    $1,000,000
* THE MINIMUM INITIAL INVESTMENT OF $1 MILLION MAY BE WAIVED IF YOUR AGGREGATE BALANCE IN THE FIDELITY INSTITUTIONAL MONEY MARKET
FUNDS IS GREATER THAN $10 MILLION. PLEASE CONTACT FIDELITY CLIENT
SERVICES FOR MORE INFORMATION REGARDING THIS WAIVER.

HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares.
       THE PRICE TO SELL ONE SHARE    of Class II is the class's
NAV.
Your shares will be sold at the next NAV calculated after your order
is received    in proper form    . Class II's NAV is normally
calculated    each business day     at the times indicated in the
table on page        .
It is the responsibility of your investment professional to transmit
your order to sell shares to Fidelity before the    close of
business     on the day you place your order.
       IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES,    leave at
least $1,000,000 worth of shares in the account to keep it open.
You must designate on your account application the U.S. commercial bank account(s) into which you wish the redemption proceeds to be deposited. Fidelity Client Services will then notify you that this feature has been activated and that you may request wire redemptions. You may change the bank account(s) designated to receive redemption proceeds at any time prior to making a redemption request. You should send a letter of instruction, including a signature guarantee, to
Fidelity Client Services at the address shown on page    17    .
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. There is no fee imposed by the funds for wiring of redemption proceeds. However, if you sell shares through an investment professional, the investment professional may impose a fee for wire redemptions.
Redemption proceeds will be wired via the Federal Reserve Wire System to your bank account of record. If your redemption request is
received    in proper form     by the transfer agent before the NAV is
calculated, redemption proceeds will normally be wired on that day.
A fund reserves the right to take up to seven days to pay you if making immediate payment would adversely affect the fund.
You are advised to place your trades as early in the day as possible, and to provide advance notice to Fidelity Client Services for
   large     redemptions.
INVESTOR SERVICES
Fidelity provides a variety of services to help you manage your account.
INFORMATION SERVICES
STATEMENTS AND REPORTS that the transfer agent sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction, except a reinvestment, that affects your account balance or your account registration)
(small solid bullet) Account statements (monthly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in a fund. Call Fidelity Client Services at 1-800-843-3001 if you need additional copies of financial reports, prospectuses or historical account information.
SUB-ACCOUNTING AND SPECIAL SERVICES. Special processing has been
arranged with    FIIOC     for institutions that wish to open multiple
accounts (a master account and sub-accounts). You may be required to enter into a separate agreement with FIIOC. Charges for these services, if any, will be determined based on the level of services to be rendered.
SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
Each fund distributes substantially all of its net investment income and capital gains, if any, to shareholders each year. Income dividends are declared daily and paid monthly.
Income dividends declared are accrued daily throughout the month and are normally distributed on the first business day of the following month. However, dividends relating to Class II shares redeemed if
you close yo    ur account during the    month may be distributed on
the day your a    ccount is closed. Each fund reserves the right to
limit this service.
DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want to receive your distributions. Class II offers two options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions, if any, will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. CASH OPTION. You will be sent a wire for your dividend and capital gain distributions, if any.
Dividends will be reinvested at each fund's Class II NAV on the last day of the month. Capital gain distributions, if any, will be reinvested at the NAV as of the record date of the distribution.
TAXES
As with any investment, you should consider how an investment in the funds could affect you. Below are some of the funds' tax implications. TAXES ON DISTRIBUTIONS. Interest income that Tax-Exempt
   Portfolio     earns is distributed to shareholders as income
dividends. Interest that is federally tax-free remains tax-free when it is distributed. Distributions from the Taxable Funds, however, are subject to federal income tax and may also be subject to state or local taxes. If you live outside the United States, your distributions from these funds could also be taxed by the country in which you reside.
For federal tax purposes, income and short-term capital    gains
from each Taxable Fund are distributed as dividends and taxed as
   ordinary income    ; capital gain distributions, if any, are taxed
as long-term capital gains.
However, for shareholders of Tax-Exempt    Portfolio    , gain on the
sale of tax-free bonds results in taxable distributions. Short-term capital gains and a portion of the gain on bonds purchased at a discount are distributed as dividends and taxed as ordinary income; capital gain distributions, if any, are taxed as long-term capital gains.
Mutual fund dividends from U.S. Government securities are generally free from state and local income taxes. However, particular states may limit this benefit, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for the benefit. In addition, some states may impose intangible property taxes. You should consult your own tax adviser for details and up-to-date information on the tax laws in your state.
For the fiscal year ended March 31,    1998, 100% of Treasury Only
Portfolio's, 25.20% of Treasury Portfolio's and 18.44% of Government
Portfolio's,     income distributions were derived from interest on
U.S. Government securities which is generally exempt from state income tax.
Distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
Every January,    Fidelity     will send you and the IRS a statement
showing the    tax characterization     of distributions paid to you
in the previous year.
A portion of Tax-Exempt    Portfolio's     dividends may be free from
state or local taxes. Income from investments in your state are often tax-free to you. Each year, the transfer agent will send you a
breakdown of Tax-Exempt    Portfolio's     income from each state to
help you calculate your taxes.
During the fiscal year ended March 31,    1998, 100% of Tax-Exempt
Portfolio's     income dividends was free from federal income tax
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments.
TRANSACTION DETAILS
EACH FUND IS OPEN FOR BUSINESS each day that the Federal Reserve Bank
of Kansas City (Kansas City Fed) (for Tax-Exempt    Portfolio    ) or
the Federal Reserve Bank of New York (New York Fed) (for the Taxable
Funds), the NYSE    and the principal bond markets (as recommended by
the Bond Market Association)     are open. The following holiday
closings have been scheduled for 1998: New Year's Day, Martin Luther
King's Birthday,    Presidents' Day    , Good Friday, Memorial Day,
Independence Day    (observed)    , Labor Day, Columbus Day, Veterans
Day, Thanksgiving Day, and Christmas Day. Although FMR expects the
same holiday schedule to be observed in the future,    at any time the
Kansas City Fed, the New York Fed or the NYSE may modify its holiday schedule or the Bond Market Association may modify its recommendation.
To the extent that portfolio securities are traded in other markets on
days when the Kansas City Fed or the New York Fed, the NYSE    or the
principal bond markets are     closed, each class's NAV may be
affected on days when investors do not have access to the fund to purchase or redeem shares. Certain Fidelity funds may follow different holiday closing schedules.
A CLASS'S NAV is the value of a single share. The NAV of Class II of each fund is computed by adding Class II's pro rata share of the value of the fund's investments, cash, and other assets, subtracting Class II's pro rata share of the value of the fund's liabilities, subtracting the liabilities allocated to Class II, and dividing the result by the number of Class II shares of that fund that are outstanding. Each fund values its portfolio securities on the basis of amortized cost. This method minimizes the effect of changes in a security's market value and helps each fund maintain a stable $1.00 share price.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE OR
ELECTRONICALLY    . Fidelity will not be responsible for any losses
resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the
   investor    . Fidelity will request personalized security codes or
other information, and may also record calls.    For transactions
conducted through the Internet, Fidelity recommends the use of an
Internet browser with 128-bit encryption.     You should verify the
accuracy of your confirmation statements immediately after you
   receive them    . If you do not want the ability to redeem and
exchange by telephone, call Fidelity Client Services for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.
EACH FUND RESERVES THE RIGHT to suspend the offering of shares for a period of time.
TO ALLOW FMR TO MANAGE THE FUNDS MOST EFFECTIVELY, you are urged to initiate all trades as early in the day as possible and to notify
Fidelity Client Services in advance of    large     transactions.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased
at the next NAV calculated after your order is received    in proper
form    . Note the following:
(small solid bullet) All of your purchases must be made by federal funds wire; checks will not be accepted for purchases.
(small solid bullet) If your wire is not received    in proper
form     by the close of the Federal Reserve Wire System on the day
   of     purchase, you could be liable for any losses or fees a fund or the transfer agent has incurred or for interest and penalties.
(small solid bullet)    Shares begin to earn dividends on the day of
purchase provided (i) you contact Fidelity Client Services and place your order between 8:30 a.m. and the following times on page and (ii) the fund's designated wire bank receives the wire in proper form before the close of the Federal Reserve Wire System on that day.
(small solid bullet)    On any day that the principal bond markets
close early, as recommended by the Bond Market Association, or the Kansas City Fed (for Tax-Exempt Portfolio) or the New York Fed (for the Taxable Funds) close early, a class may advance the time on that day by which purchase orders must be placed so that shares earn dividends on the day of purchase.

Fund                          Dividend Times
                              (Eastern Time)

Treasury Only Portfolio        2:00 p.m.

Treasury Portfolio             5:00 p.m.

Government Portfolio           5:00 p.m.

Domestic Portfolio             5:00 p.m.

Rated Money Market Portfolio   5:00 p.m.

Money Market Portfolio         3:00 p.m.

Tax-Exempt Portfolio           12:00 noon

The income declared for Treasury    Portfolio    , Government
   Portfolio    , Domestic    Portfolio     and Rated Money Market
   Portfolio is based on estimates of net investment income for the fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.
WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at
the next NAV calculated after your order is received    in proper
form    . Note the following:
(small solid bullet) Shares earn dividends through the day prior to
the day of redemption.    On any day that the principal bond markets
close early (as recommended by the Bond Market Association) or the Kansas City Fed (for Tax-Exempt Portfolio) or the New York Fed (for the Taxable Funds) close early, a class may set a time after which shares earn dividends through the day of redemption. Under such circumstances, shares redeemed on a Friday or prior to a holiday continue to earn dividends until the next business day.
(small solid bullet)    Redemptions may be suspended or payment dates
postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the
SEC.
IF YOUR ACCOUNT BALANCE FALLS BELOW $1,000,000 you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.
THE TRANSFER AGENT MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
FDC may, at its own expense, provide promotional incentives to qualified recipients who support the sale of shares of the funds without reimbursement from the funds. Qualified recipients are securities dealers who have sold fund shares or others, including banks and other financial institutions, under special arrangements in connection with FDC's sales activities. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder you have the privilege of exchanging Class II shares of any fund offered through this prospectus at no charge for Class II shares of any other fund offered through this prospectus.
An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.
BY TELEPHONE. Exchanges may be requested on any day a fund is open for business by calling Fidelity Client Services at 1-800-843-3001.
BY MAIL. You may exchange shares on any business day by submitting written instructions with an authorized signature which is on file for that account. Written requests for exchanges should contain the fund name, class name, account number, the number of shares to be redeemed, and the name of the fund and class to be purchased. Written requests for exchange should be mailed to Fidelity Client Services at the
address on page    17    .
WHEN YOU PLACE AN ORDER TO EXCHANGE SHARES, Class II shares will be
redeemed at the next determined NAV after your order is received    in
proper form    . Shares of the fund to be acquired will be purchased
at its next determined NAV after redemption proceeds are made available. You should note that, under certain circumstances, a fund may take up to seven days to make redemption proceeds available for the exchange purchase of shares of another fund. In addition, please note the following:
(small solid bullet) Exchanges will not be permitted until a completed and signed account application is on file.
(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.
(small solid bullet) Before exchanging into a fund or class, read its prospectus.
(small solid bullet) Exchanges may have tax consequences for you.
(small solid bullet)    Currently, there is no limit on the number of
exchanges out of a fund.
(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify the exchange privilege in the future.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.

(Recycled logo) This prospectus is printed on recycled paper using soy-based inks.

Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
To learn more about each fund and its investments, you can obtain a copy of a fund's most recent financial report and portfolio
   listing    , or a copy of the Statement of Additional Information
(SAI) dated    May 29, 1998    . The SAI has been filed with the
Securities and Exchange Commission (SEC) and is available along with
other related materials on the SEC's Internet Web    Site
(http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, contact Fidelity Client Services 82 Devonshire Street, Boston, MA 02109 at 1-800-843-3001, or your investment professional. INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT A FUND WILL MAINTAIN A STABLE $1.00 SHARE PRICE.
Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency, and are subject to investment risks, including possible loss of principal amount invested.
LIKE ALL MUTUAL FUNDS, THESE
SECURITIES HAVE NOT BEEN APPROVED
OR DISAPPROVED BY THE SECURITIES
AND EXCHANGE COMMISSION, NOR HAS
THE SECURITIES AND EXCHANGE
COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.
   IMMIII-PRO-0598
   702323

   FIDELITY
   INSTITUTIONAL
   MONEY MARKET
   FUNDS

   TREASURY ONLY
   PORTFOLIO
   CLASS III
   (FUND NUMBER 543)

   TREASURY PORTFOLIO
   CLASS III
   (FUND NUMBER 696)

   GOVERNMENT
   PORTFOLIO
   CLASS III
   (FUND NUMBER 657)

   DOMESTIC PORTFOLIO
   CLASS III
   (FUND NUMBER 691)

   RATED MONEY
   MARKET PORTFOLIO
   CLASS III
   (FUND NUMBER 652)

   MONEY MARKET
   PORTFOLIO
   CLASS III
   (FUND NUMBER 659)

   TAX-EXEMPT
   PORTFOLIO
   CLASS III
   (FUND NUMBER 684)

PROSPECTUS

   MAY 29, 1998
(FIDELITY_LOGO_GRAPHIC)
82 DEVONSHIRE STREET, BOSTON, MA 02109

   CONTENTS

KEY FACTS                 2   WHO MAY WANT TO INVEST

                          2   EXPENSES Class III's yearly operating
                              expenses.

                          5   FINANCIAL HIGHLIGHTS A summary of
                              each fund's financial data.

                          12  PERFORMANCE

THE FUNDS IN DETAIL       12  CHARTER How each fund is organized.

                          12  INVESTMENT PRINCIPLES AND RISKS Each
                              fund's overall approach to investing.

                          15  BREAKDOWN OF EXPENSES How
                              operating costs are calculated and what
                              they include.

YOUR ACCOUNT              16  HOW TO BUY SHARES Opening an
                              account and making additional
                              investments.

                          17  HOW TO SELL SHARES Taking money out
                              and closing your account.

                          17  INVESTOR SERVICES  Services to help you
                              manage your account.

SHAREHOLDER AND ACCOUNT   17  DIVIDENDS, CAPITAL GAINS, AND TAXES
POLICIES

                          18  TRANSACTION DETAILS Share price
                              calculations and the timing of purchases and redemptions.

                          19  EXCHANGE RESTRICTIONS

KEY FACTS

WHO MAY WANT TO INVEST
Each fund offers institutional and corporate investors a convenient and economical way to invest in a professionally managed portfolio of money market instruments.
Each fund is designed for investors who would like to earn current income while preserving the value of their investment.
The rate of income will vary from day to day, generally reflecting short-term interest rates.
Each fund is managed to keep its share price stable at $1.00. Each of
Treasury Only    Portfolio    , Treasury    Portfolio     and
Government    Portfolio     offers an added measure of safety with its
focus on    U.S. Government     or Treasury securities.
These funds do not constitute a balanced investment plan. However, because they emphasize stability, they could be well-suited for a portion of your investments.
Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Class I shares do not have a sales charge and do not pay a distribution fee. Class II shares do not have a sales charge, but do pay a 0.15% distribution fee. Class III shares do not have a sales charge, but do pay a 0.25% distribution fee. Because Class I shares have no sales charge and do not pay a distribution fee, Class I shares are expected to have a higher total return than Class II and Class III shares. You may obtain more information about Class I and Class II shares, which are not offered through this prospectus, from your investment professional, or by calling Fidelity Client Services at 1-800-843-3001. Contact your investment professional to discuss which class is appropriate for you.
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy or sell Class III shares of a fund.

Sales charge on purchases and         None
reinvested distributions

Deferred sales charge on redemptions  None

ANNUAL OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to Fidelity Management & Research Company
(FMR). In addition, each fund is responsible for certain other expenses.
12b-1 fees are paid by Class III of each fund to the distributor for services and expenses in connection with the distribution of Class III shares of each fund
Class III's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown of Expenses" on page ).
The following figures are based on historical expenses   ,
adjusted to reflect current fees, of Class III of each fund and are calculated as a percentage of average net assets of Class III of each fund.

   TREASURY ONLY PORTFOLIO
   Management fee                       0.20%

   12b-1 fee (Distribution Fee)         0.25%

   Other expenses                       0.00%A

   Total operating expenses             0.45%A

   TREASURY PORTFOLIO
   Management fee                       0.20%

   12b-1 fee (Distribution Fee)         0.25%

   Other expenses                       0.00%A

   Total operating expenses             0.45%A

   GOVERNMENT PORTFOLIO
   Management fee                       0.20%

   12b-1 fee (Distribution Fee)         0.25%

   Other expenses                       0.00%A

   Total operating expenses             0.45%A

   DOMESTIC PORTFOLIO
   Management fee                       0.20%

   12b-1 fee (Distribution Fee)         0.25%

   Other expenses                       0.00%A

   Total operating expenses             0.45%A

   RATED MONEY MARKET PORTFOLIO
   Management fee                       0.20%

   12b-1 fee (Distribution Fee)         0.25%

   Other expenses                       0.00%A

   Total operating expenses             0.45%A

   MONEY MARKET PORTFOLIO
   Management fee                       0.18%A

   12b-1 fee (Distribution Fee)         0.25%

   Other expenses                       0.00%A

   Total operating expenses             0.43%A

   TAX-EXEMPT PORTFOLIO
   Management fee                       0.20%

   12b-1 fee (Distribution Fee)         0.25%

   Other expenses                       0.00%A

   Total operating expenses             0.45%A

   A AFTER EXPENSE REDUCTIONS.

   EXPENSE TABLE EXAMPLE: You would pay the following amount in total expenses on a $1,000 investment in Class III shares of a fund, assuming a 5% annual return and full redemption at the end of each time period. Total expenses shown below include any shareholder transaction expenses and Class III's annual operating expenses.

                              1 Year         3 Years         5 Years         10 Years

   Treasury Only              $ 5            $ 14            $ 25            $ 57

   Treasury                   $ 5            $ 14            $ 25            $ 57

   Government                 $ 5            $ 14            $ 25            $ 57

   Domestic                   $ 5            $ 14            $ 25            $ 57

   Rated Money Market         $ 5            $ 14            $ 25            $ 57

   Money Market               $ 4            $ 14            $ 24            $ 54

   Tax-Exempt                 $ 5            $ 14            $ 25            $ 57


THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED EXPENSES OR RETURNS, ALL OF WHICH MAY VARY.

FMR has voluntarily agreed to reimburse Class III of each fund to the
extent that total operating expenses    (excluding interest, taxes,
brokerage commissions, extraordinary expenses and 12b-1 fees)    , as
a percentage of its respective average net assets, exceed 0.20% (0.18%
for Money Market    Portfolio)    . If these agreements were not in
effect, the management fee, other expenses and total operating expenses, as a percentage of average net assets, would have been the following amounts:

                              Management Fee  Other Expenses  Total Operating
                              Class III       Class III       Expenses
                                                              Class III

Treasury Only Portfolio           0.20    %       0.14    %       0.59    %

Treasury Portfolio                0.20    %       0.05    %       0.50    %

Government Portfolio              0.20    %       0.12    %       0.57    %

Domestic Portfolio                0.20    %       0.11    %       0.56    %

Rated Money Market Portfolio      0.20    %       0.23    %B      0.68    %

Money Market Portfolio            0.20    %       0.07    %       0.52    %

Tax-Exempt Portfolio              0.20    %       0.17    %       0.62    %


   B BASED ON ESTIMATED EXPENSES DUE TO CHANGE IN MANAGEMENT FEE RATE EFFECTIVE JANUARY 1, 1998.

FINANCIAL HIGHLIGHTS
The financial highlights tables that follow for Treasury
   Portfolio    , Government    Portfolio    , Domestic
   Portfolio     and Money Market    Portfolio     have been audited
by Price Waterhouse LLP, independent accountants. The financial
highlights tables that follow for Treasury Only    Portfolio    ,
Rated Money Market    Portfolio     and Tax-Exempt    Portfolio
have been audited by Coopers & Lybrand L.L.P., independent accountants. The funds' financial highlights, financial statements, and reports of the auditors are included in the funds' Annual Report, and are incorporated by reference into (are legally a part of) the funds' SAI. Contact Fidelity Client Services (Client Services) for a free copy of the Annual Report or the SAI.

   TREASURY ONLY PORTFOLIO - CLASS III
   Selected                              2.               3.
   Per-Share
   Data and
   Ratios

   Years               1998              1997             1996A
   ended March
   31

   Net asset           $ 1.000           $ 1.000          $ 1.000
   value,
   beginning of
   period

   Income
   from
   Investment
   Operations

    Net                 .050              .048             .020
   interest
   income

   Less
   Distributions

    From                (.050)            (.048)           (.020)
   net interest
   income

   Net                 $ 1.000           $ 1.000          $ 1.000
   asset value,
   end of period

   Total                5.07%             4.90%            2.00%
   returnB

   Net                 $ 100,465         $ 36,006         $ 4,097
   assets, end
   of period
   (000
   omitted)

   Ratio of             .45%C             .45%C            .45%C,D
   expenses to
   average net
   assets

   Ratio of             4.96%             4.82%            4.86%D
   net interest
   income to
   average net
   assets

   A NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS III SHARES) TO
MARCH 31, 1996
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   D ANNUALIZED

   TREASURY PORTFOLIO - CLASS III

   Selected Per-Share Data
   and Ratios

   Years                            1998            1997            1996            1995            1994A
   ended March
   31

   Net                              $ 1.000         $ 1.000         $ 1.000         $ 1.000         $ 1.000
   asset value,
   beginning of
   period

   Income
   from
   Investment
   Operations

    Net                              .052            .049            .054            .044            .012
   interest
   income

   Less
   Distributions

    From                             (.052)          (.049)          (.054)          (.044)          (.012)
   net interest
   income

   Net                              $ 1.000         $ 1.000         $ 1.000         $ 1.000         $ 1.000
   asset value,
   end of period

   Total                             5.29%           5.03%           5.50%           4.45%           1.21%
   returnB

   Net                              $ 2,999         $ 3,624         $ 1,435         $ 586           $ 5
   assets, end
   of period (In
   millions)

   Ratio of                          .45%C           .45%C           .46%C           .50%C           .50%C,D
   expenses to
   average net
   assets

   Ratio of                          5.17%           4.93%           5.28%           4.91%           2.69%D
   net interest
   income to
   average net
   assets


   A OCTOBER 22, 1993 (COMMENCEMENT OF SALE OF CLASS III SHARES) TO
MARCH 31, 1994
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   D ANNUALIZED

   GOVERNMENT PORTFOLIO - CLASS III

   Selected
   Per-Share
   Data and
   Ratios

   Years               1998              1997              1996              1995A
   ended March
   31

   Net                 $ 1.000           $ 1.000           $ 1.000           $ 1.000
   asset value,
   beginning of
   period

   Income
   from
   Investment
   Operations

    Net                 .052              .050              .054              .045
   interest
   income

   Less
   Distributions

    From                (.052)            (.050)            (.054)            (.045)
   net interest
   income

   Net                 $ 1.000           $ 1.000           $ 1.000           $ 1.000
   asset value,
   end of period

   Total                5.34%             5.11%             5.58%             4.57%
   returnB

   Net                 $ 674,582         $ 658,964         $ 194,489         $ 40,516
   assets, end
   of period
   (000
   omitted)

   Ratio of             .45%C             .45%C             .45%C             .43%C,D
   expenses to
   average net
   assets

   Ratio of             5.21%             5.00%             5.30%             5.13%D
   net interest
   income to
   average net
   assets


   A APRIL 4, 1994 (COMMENCEMENT OF SALE OF CLASS III SHARES) TO MARCH
31, 1995
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   D ANNUALIZED

   DOMESTIC PORTFOLIO - CLASS III

   Selected
   Per-Share
   Data and
   Ratios

   Years               1998             1997              1996             1995A
   ended March
   31

   Net                 $ 1.000          $ 1.000           $ 1.000          $ 1.000
   asset value,
   beginning of
   period

   Income
   from
   Investment
   Operations

    Net                 .053             .050              .054             .035
   interest
   income

   Less
   Distributions

    From                (.053)           (.050)            (.054)           (.035)
   net interest
   income

   Net                 $ 1.000          $ 1.000           $ 1.000          $ 1.000
   asset value,
   end of period

   Total                5.38%            5.13%             5.56%            3.51%
   returnB

   Net                 $ 73,298         $ 121,709         $ 47,396         $ 26,545
   assets, end
   of period
   (000
   omitted)

   Ratio of             .45%C            .45%C             .47%C            .50%C,D
   expenses to
   average net
   assets

   Ratio of             5.26%            5.02%             5.40%            5.14%D
   net interest
   income to
   average net
   assets


   A JULY 19, 1994 (COMMENCEMENT OF SALE OF CLASS III SHARES) TO MARCH
31, 1995
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   D ANNUALIZED

   RATED MONEY MARKET PORTFOLIO - CLASS III
   Selected
   Per-Share
   Data and
   Ratios

   Years               1998             1997             1996A
   ended March
   31

   Net                 $ 1.000          $ 1.000          $ 1.000
   asset value,
   beginning of
   period

   Income
   from
   Investment
   Operations

    Net                 .052             .050             .021
   interest
   income

   Less
   Distributions

    From                (.052)           (.050)           (.021)
   net interest
   income

   Net                 $ 1.000          $ 1.000          $ 1.000
   asset value,
   end of period

   Total                5.38%            5.12%            2.11%
   returnB

   Net                 $ 75,380         $ 16,651         $ 1,610
   assets, end
   of period
   (000
   omitted)

   Ratio of             .45%C            .45%C            .45%C,D
   expenses to
   average net
   assets

   Ratio of             5.29%            5.03%            5.01%D
   net interest
   income to
   average net
   assets

   A NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS III SHARES) TO
MARCH 31, 1996
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   D ANNUALIZED

   MONEY MARKET PORTFOLIO - CLASS III

   Selected
   Per-Share
   Data and
   Ratios

   Years               1998              1997              1996              1995              1994A
   ended March
   31

   Net                 $ 1.000           $ 1.000           $ 1.000           $ 1.000           $ 1.000
   asset value,
   beginning of
   period

   Income
   from
   Investment
   Operations

    Net                 .053              .050              .055              .046              .011
   interest
   income

   Less
   Distributions

    From                (.053)            (.050)            (.055)            (.046)            (.011)
   net interest
   income

   Net                 $ 1.000           $ 1.000           $ 1.000           $ 1.000           $ 1.000
   asset value,
   end of period

   Total                5.41%             5.17%             5.61%             4.66%             1.08%
   returnB

   Net                 $ 487,808         $ 444,048         $ 229,530         $ 457,286         $ 89,463
   assets, end
   of period
   (000
   omitted)

   Ratio of             .43%C             .43%C             .45%C             .50%C             .50%C,D
   expenses to
   average net
   assets

   Ratio of             5.28%             5.06%             5.46%             4.94%             2.83%D
   net interest
   income to
   average net
   assets


   A NOVEMBER 17, 1993 (COMMENCEMENT OF SALE OF CLASS III SHARES) TO MARCH 31, 1994
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   D ANNUALIZED

   TAX-EXEMPT PORTFOLIO - CLASS III
   Selected
   Per-Share
   Data and
   Ratios

   Years               1998             1997             1996A
   ended March
   31

   Net                 $ 1.000          $ 1.000          $ 1.000
   asset value,
   beginning of
   period

   Income
   from
   Investment
   Operations

    Net                 .033             .031             .013
   interest
   income

   Less
   Distributions

    From                (.033)           (.031)           (.013)
   net interest
   income

   Net                 $ 1.000          $ 1.000          $ 1.000
   asset value,
   end of period

   Total                3.34%            3.14%            1.30%
   returnB

   Net                 $ 37,272         $ 26,313         $ 988
   assets, end
   of period
   (000
   omitted)

   Ratio of             .45%C            .45%C            .45%C,D
   expenses to
   average net
   assets

   Ratio of             3.28%            3.09%            3.00%D
   net interest
   income to
   average net
   assets

   A NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS III SHARES) TO
MARCH 31, 1996
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   D ANNUALIZED

PERFORMANCE
Money market fund performance can be measured as TOTAL RETURN or YIELD.
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results. YIELD refers to the income generated by an investment in a fund over a given period of time, expressed as an annual percentage rate. When a yield assumes that income earned is reinvested, it is called an EFFECTIVE YIELD.
A TAX-EQUIVALENT YIELD shows what an investor would have to earn before taxes to equal a tax-free yield.
SEVEN-DAY YIELD illustrates the income earned by an investment in a money market fund over a recent seven-day period. Since money market funds maintain a stable $1.00 share price, current seven-day yields are the most common illustration of money market fund performance.
The funds' performance and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance call Fidelity Client Services at 1-800-843-3001.

THE FUNDS IN DETAIL

CHARTER
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. Each fund is a
diversified fund of    Colchester Street Trust    , an open-end
management investment company organized as a Delaware business trust
on    June 20, 1991    .
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced
executives who meet    periodically     throughout the year to oversee
the funds' activities, review contractual arrangements with companies that provide services to the funds, and review the funds' performance.
   The trustees serve as trustees for other Fidelity funds    . The
majority of trustees are not otherwise affiliated with Fidelity.
THE FUNDS MAY HOLD SPECIAL    SHAREHOLDER     MEETINGS AND MAIL PROXY
MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about
the proposals to be voted on.    The number of votes you are entitled
to is based upon the dollar value of your investment.
Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The funds employ various Fidelity companies to perform activities required for their operation.
The funds are managed by FMR, which handles their business affairs.
   Fidelity Investments Money Management, Inc. (FIMM), located in
Merrimack, New Hampshire    , has primary responsibility for providing
investment management services.
As of March 31,    1998    , FMR advised funds having approximately
   36     million shareholder accounts with a total value of more than
$   589     billion.
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
Fidelity Distributors Corporation (FDC) distributes and markets Fidelity's funds and services.
Fidelity Investments Institutional Operations Company, Inc. (FIIOC) performs transfer agent servicing functions for Class III of Treasury
Only    Portfolio    , Treasury    Portfolio    , Government
   Portfolio    , Domestic    Portfolio    , Rated Money Market
   Portfolio    , and Money Market    Portfolio (the Taxable
Funds)    . UMB Bank, n.a. (UMB) is the transfer agent for Tax-Exempt
   Portfolio    , and is located at 1010 Grand Avenue, Kansas City,
Missouri. UMB employs FIIOC to perform transfer agent servicing
functions for Class III of Tax-Exempt    Portfolio.
FMR Corp. is the ultimate parent company of FMR and    FIMM    .
Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
   As of March 31, 1998, approximately 27.41% of Treasury Portfolio's total outstanding shares were held by The Bank of New York.
To carry out the funds' transactions, FMR may use its broker-dealer affiliates and other firms that sell fund shares, provided that a fund receives services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
TREASURY ONLY    PORTFOLIO     seeks to    earn a     high level of
current income    while maintaining a stable $1.00 share price by
investing in high-quality, short-term securities. The fund invests only in U.S. Treasury securities. The fund does not enter into repurchase agreements or reverse repurchase agreements. The fund will invest in those securities whose interest is specifically exempt from state and local income taxes under federal law; such interest is not exempt from federal income tax.
TREASURY    PORTFOLIO     seeks to    earn a     high level of current
income    while maintaining a stable $1.00 share price by investing in high-quality, short-term securities. The fund invests only in U.S. Treasury securities and repurchase agreements for these securities. The fund does not enter into reverse repurchase agreements.
GOVERNMENT    PORTFOLIO     seeks to    earn a     high level of
current income    while maintaining a stable $1.00 share price by
investing in high-quality, short-term securities. The fund invests only in U.S. Government securities and repurchase agreements for these securities. The fund also may enter into reverse repurchase agreements.
DOMESTIC    PORTFOLIO seeks to earn a high level of current income
while maintaining a stable $1.00 share price by investing in high-quality, short-term securities. The fund invests only in the highest-quality U.S. dollar-denominated money market securities of domestic issuers, including U.S. Government securities and repurchase agreements. Securities are "highest-quality" if rated in the highest rating category by at least two nationally recognized rating services, or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by FMR. The fund also may enter into reverse repurchase agreements.
RATED MONEY MARKET    PORTFOLIO     seeks to    earn a     high level
of current income    while maintaining a stable $1.00 share price by
investing in high-quality, short-term securities. The fund invests only in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest rating category by at least two nationally recognized rating services, U.S. Government securities, and repurchase agreements. The fund also may enter into reverse repurchase agreements.
MONEY MARKET    PORTFOLIO seeks to earn a high level of current income
while maintaining a stable $1.00 share price by investing in high-quality, short-term securities. The fund invests only in the highest-quality U.S. dollar-denominated money market securities of domestic and foreign issuers, including U.S. Government securities and repurchase agreements. Securities are "highest-quality" if rated in the highest rating category by at least two nationally recognized rating services, or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by FMR. The fund also may enter into reverse repurchase agreements.
TAX-EXEMPT PORTFOLIO    seeks to earn a high level of current income
that is free from federal income tax while maintaining a stable $1.00 share price by investing in high-quality, short-term municipal securities of all types, including securities structured so that they are eligible investments for the fund. The fund invests in municipal money market securities rated in the highest category by at least one nationally recognized rating service and in one of the two highest categories by another rating service if rated by more than one, or, if unrated, determined to be of equivalent quality to the highest rating category by FMR and may invest in securities structured so that they are eligible investments for the fund. FMR normally invests the fund's assets so that at least 80% of the fund's income distributions is free from federal income tax. The fund does not currently intend to purchase municipal securities whose interest is subject to the federal alternative minimum tax.
   FMR normally invests the fund's assets according to its investment strategy and does not expect to invest in federally taxable obligations. The fund also reserves the right to hold a substantial amount of uninvested cash or to invest more than normally permitted in federally taxable obligations for temporary, defensive purposes.
   Each fund earns income at current money market rates. They stress preservation of capital, liquidity, and income (tax-free income in the case of Tax-Exempt Portfolio) and do not seek the higher yields or capital appreciation that more aggressive investments may provide. Each fund's yield will vary from day to day, and generally reflects current short-term interest rates and other market conditions.
   It is important to note that neither the funds' share prices nor their yields are insured or guaranteed by the U.S. Government. SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information about each fund's investments are contained in the funds' SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help
   the     fund achieve its goal. Fund holdings are detailed in each
fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call 1-800-843-3001.
MONEY MARKET SECURITIES are high-quality, short-term instruments issued by the U.S. Government, corporations, financial institutions, municipalities, local and state governments, and other entities. These securities may carry fixed, variable, or floating interest rates.
   Money     market securities    may be structured to be     or
   may     employ a trust or    other form     so that they are
eligible investments for money market funds. If    a     structure
   fails to function     as intended, adverse tax or investment
consequences may result.
U.S. TREASURY MONEY MARKET SECURITIES are short-term debt obligations issued by the U.S. Treasury and include bills, notes, and bonds. U.S. Treasury securities are backed by the full faith and credit of the United States.
U.S. GOVERNMENT MONEY MARKET SECURITIES are short-term debt instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, U.S. Government securities such as those issued by Fannie Mae are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. Other U.S. Government securities, such as those issued by the Federal Farm Credit Banks Funding Corporation, are supported only by the credit of the entity that issued them.
MUNICIPAL SECURITIES are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be fully or partially backed by the local government, or by the credit of a private issuer or the current or anticipated revenues from specific projects or assets. Because many municipal securities are issued to finance similar types of projects, especially those
   relating     to education,    health care    , housing,
transportation, and utilities, the municipal markets can be affected by conditions in those sectors. In addition, all municipal
securities     may be affected by uncertainties regarding their tax
status, legislative changes, or rights of municipal securities holders. A municipal security may be owned directly or through a participation interest.
CREDIT AND LIQUIDITY SUPPORT. Issuers may employ various forms of credit and liquidity enhancement, including letters of credit, guarantees, puts and demand features, and insurance, provided by foreign or domestic entities such as banks and other financial institutions. These arrangements expose a fund to the credit risk of the entity providing the credit or liquidity support. Changes in the credit quality of the provider could affect the value of the security and a fund's share price.
FOREIGN EXPOSURE. Securities issued by foreign entities, including foreign governments, corporations, and banks, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. Likewise, securities for which foreign entities provide credit or liquidity support may involve different risks than those supported by domestic entities. Extensive public information about the foreign entity may not be available, and unfavorable political, economic, or governmental developments in the foreign country involved could affect the repayment of principal or payment of interest.
ASSET-BACKED SECURITIES include interests in pools of mortgages, loans, receivables, or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. These interest rate adjustments are designed to help stabilize the security's price.
STRIPPED SECURITIES are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other money market securities, although stripped securities may be more volatile. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the fund's yield or in the market value of its assets. OTHER MONEY MARKET SECURITIES may include commercial paper, certificates of deposit, bankers' acceptances, and time deposits. MUNICIPAL LEASE OBLIGATIONS are used by municipalities to acquire land, equipment, or facilities. If the municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.
OTHER MUNICIPAL SECURITIES may include obligations of U.S. territories and possessions such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.
PUT FEATURES entitle the holder to put (sell back) a security to the issuer or another party. In exchange for this benefit, a fund may accept a lower interest rate. The credit quality of the investment may be affected by the creditworthiness of the put provider. Demand features, standby commitments, and tender options are types of put features.
PRIVATE ENTITIES may be involved in some municipal securities. For example, industrial revenue bonds are backed by private entities, and resource recovery bonds often involve private corporations. The viability of a project or tax incentives could affect the value and credit quality of these securities.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
RESTRICTIONS: A fund may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities. WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS are trading practices in which payment and delivery for the security take place at a later date than is customary for that type of security. The market value of the security could change during this period.
FINANCIAL SERVICES INDUSTRY. Companies in the financial services industry are subject to various risks related to that industry, such as government regulation, changes in interest rates, and exposure on loans, including loans to foreign borrowers. If a fund invests substantially in this industry, its performance may be affected by conditions affecting the industry.
RESTRICTIONS: Each of Domestic    Portfolio    , Rated Money Market
   Portfolio     and Money Market    Portfolio     will invest more
than 25% of its total assets in the financial services industry.
CASH MANAGEMENT. A fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income (exempt from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
RESTRICTIONS: Tax-Exempt    Portfoli    o will not invest in a money
market fund. Tax-Exempt    Portfolio     does not currently intend to
invest in repurchase agreements. Treasury Only    Portfolio,
Treasury    Portfolio    , Government    Portfolio    , Domestic
   Portfolio    , Rated Money Market    Portfolio    , and Money
Market    Portfolio     do not currently intend to invest in a money
market fund.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities of a similar type.
RESTRICTIONS: Each of Domestic    Portfolio,     Rated Money Market
   Portfoli    o and Money Market    Portfolio     may not invest more
than 5% of their total assets in any one issuer, except that each fund may invest up to 25% of its total assets in the highest quality securities of a single issuer for up to three business days. These limitations do not apply to U.S. Government securities or to securities of other investment companies.
With respect to 75% of its total assets, Tax-Exempt    Portfolio
may not purchase a security if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer. This
limitation does not apply to U.S. Government    securities or to
securities of other investment companies.
Tax-Exempt    Portfolio     may invest more than 25% of its total
assets in tax-free securities that finance similar types of projects. BORROWING. Each fund may borrow from banks or from other funds advised
by FMR    or its affiliates    , or through reverse repurchase
agreements, and may make additional investments while borrowings are outstanding.
RESTRICTIONS: Each of Government    Portfolio    , Domestic
   Portfolio    , Rated Money Market    Portfolio     and Money Market
   Portfolio     may borrow only for temporary or emergency purposes,
or engage in reverse repurchase agreements, but not in an amount exceeding 331/3% of its total assets. Each of Treasury Only
Portfolio    , Treasury    Portfolio     and Tax-Exemp   t
Portfolio     may borrow only for temporary or emergency purposes, but
not in an amount exceeding 331/3% of its total assets.
LENDING. A fund may lend money to other funds advised by FMR    or its
affiliates    .
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of a
fund's total assets. Treasury Only    Portfolio    , Treasury
   Portfolio    , Government    Portfolio    , and Tax-Exempt
   Portfolio     do not lend money to other funds advised by FMR.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
Treasury Only    Portfolio     seeks as high a level of current income
as is consistent with the security of principal and liquidity, and to maintain a constant net asset value per share (NAV) of $1.00.
Each of Treasury    Portfolio,     Government    Portfolio    ,
Domestic    Portfolio    , Rated Money Market    Portfolio    , and
Money Market    Portfolio     seeks to obtain as high a level of
current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
Tax-Exempt    Portfolio     seeks to obtain as high a level of
interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal. The fund, under normal conditions, will invest so that at least 80% of its income distributions is exempt from federal income tax.
With respect to 75% of its total assets, Tax-Exempt    Portfolio
    may not purchase a security if, as a result, more than 5% of its total assets would be invested in the securities of any one issuer.
This limitation does not apply to U.S. Government    s    ecurities
   or to securities of other investment companies.
Each of Domestic    Portfolio    , Rated Money Market    Portfoli    o
and Money Market    Portfolio     will invest more than 25% of its
total assets in obligations of companies in the financial services industry.
Each of Government    Portfolio    , Domestic    Portfolio    , Rated
Money Market    Portfoli    o and Money Market    Portfolio     may
borrow only for temporary or emergency purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 331/3% of its
total assets. Tax-Exempt    Portfolio     may borrow only for
temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
Loans, in the aggregate, may not exceed 331/3% of a fund's total assets.
BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of each class's assets are reflected in that class's share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to an affiliate who provides assistance with these services. Each fund also pays OTHER EXPENSES, which are explained on page .
   FMR may, from time to time, agree to reimburse the funds for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease a fund's expense and boost its performance.
MANAGEMENT FEE
   The management fee is calculated and paid to FMR every month. Each fund pays a fee at an annual rate of 0.20% of its average net assets.
   Prior to May 31, 1997 and January 1, 1998, Treasury Only Portfolio and Rated Money Market Portfolio, respectively, each paid FMR a management fee at an annual rate of 0.42% of its average net assets and FMR paid all of the other expenses of each fund with limited exceptions.
   FIMM is the funds' sub-adviser and has primary responsibility for managing their investments. FMR is responsible for providing other management services. FMR pays FIMM 50% of its management fee (before expense reimbursements) for FIMM's services. FMR paid FIMM and FMR Texas Inc., the predecessor company to FIMM annualized fees equal to 0.12% and 0.10%, respectively of Treasury Only Portfolio's, 0.10% and 0.10%, respectively of Treasury Portfolio's, 0.10% and 0.10%, respectively of Government Portfolio's, 0.10% and 0.10%, respectively of Domestic Portfolio's, 0.20% and 0.10%, respectively of Rated Money Market Portfolio's, 0.10% and 0.10%, respectively of Money Market Portfolio's, and 0.10% and 0.10%, respectively of Tax-Exempt
Portfolio's average net assets     for the fiscal year ended March 31,
1998.
OTHER EXPENSES
While the management fee is a significant component of each fund's annual operating costs, the funds have other expenses as well.
FIIOC performs transfer agency, dividend disbursing and shareholder
servicing functions for Class III shares of    the Taxable Funds    .
Fidelity Service Company, Inc. (FSC) calculates the net asset value
per share (NAV) and dividends for Class III of t   he Taxable Funds
    an   d maintains the general accounting re    cords for each
Taxable Fund.
   For the fiscal year ended March 31, 1998, transfer agency and pricing and bookkeeping fees paid (as a percentage of average net assets) for the Taxable Funds amounted to the following.

                               Transfer               Pricing and
                               Agency Fees            Bookkeeping
                               Paid by                Fees Paid by
                               Class III              Fund

Treasury Only Portfolio         0.03%*                 0.01%

Treasury Portfolio              0.02%                  0.01%

Government Portfolio            0.03%                  0.01%

Domestic Portfolio              0.03%                  0.01%

Rated Money Market  Portfolio   0.0   2    %   *       0.0   2    %   *

Money Market Portfolio          0.03%                  0.01%

* ANNUALIZED

   UMB is the transfer and service agent for Tax-Exempt Portfolio. UMB has entered into a sub-agreement with FIIOC. FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for Class III of Tax-Exempt Portfolio. UMB has also entered into a
sub-agreement with FSC.     FSC calculates the NAV and dividends for
Class III of Tax-Exempt Portfolio and maintains the general accounting records for Tax-Exempt Portfolio. Under the terms of the sub-agreements, FIIOC and FSC receive all related fees paid to UMB by Class III of Tax-Exempt Portfolio.
   For the fiscal year ended March 31, 1998, transfer agency and pricing and bookkeeping fees paid (as a percentage of average net assets) for Tax-Exempt Portfolio amounted to the following.

                      Transfer Agency   Pricing and
                      Fees Paid by      Bookkeeping
                      Class III         Fees Paid by
                                        Fund

Tax-Exempt Portfolio   0.03%             0.01%

   Each fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity.
Class III of each fund has adopted a DISTRIBUTION AND SERVICE PLAN. Under the plans, Class III of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class III shares. Class III of each fund currently pays FDC a monthly distribution fee at an annual rate of 0.25% of its average net assets throughout the month.
   The Class III     plans specifically recognize that FMR may make
payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with the distribution of Class III shares, including payments made to investment professionals that provide shareholder support services or engage in the sale of Class III shares. Currently, the Board of Trustees of each fund has authorized such payments.
      YOUR ACCOUNT


If you invest through an investment professional, your investment professional, including a broker-dealer or financial institution, may charge you a transaction fee with respect to the purchase and sale of fund shares. Read your investment professional's program materials in conjunction with this prospectus for additional service features or fees that may apply. Certain features of the funds, such as minimum initial or subsequent investment amounts, may be modified.
HOW TO BUY SHARES
       THE PRICE TO BUY ONE SHARE    of Class III is the class's NAV.
    Each fund is managed to keep its NAV stable at $1.00. Class III shares are sold without a sales charge.
Your shares will be purchased at the next NAV calculated after your
order is received    in proper form    . Class III's NAV is normally
calculated each business day at the time indicated in the table below.

Fund                                 NAV Calculation
                                     Times
                                     (Eastern Time)

Treasury Only    Portfolio            2:00 p.m.

Treasury    Portfolio                 5:00 p.m.

Government    Portfolio               5:00 p.m.

Domestic    Portfolio                 5:00 p.m.

Rated Money Market    Portfolio       5:00 p.m.

Money Market    Portfolio             3:00 p.m.

Tax-Exempt    Portfolio               12:00 noon

   Each fund reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page . Purchase orders may be refused if, in FMR's opinion, they would disrupt management of a fund.
It is the responsibility of your investment professional to transmit
your order to buy shares to Fidelity before the    close of
business     on the day you place your order.
   Share certificates are not available for Class III shares.
IF YOU ARE NEW TO FIDELITY, an initial investment must be preceded or accompanied by a completed, signed application, which should be forwarded to:
 Fidelity Investments
 P.O. Box 770002
 Cincinnati, OH 45277-0081
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY FUND, you can:
(small solid bullet) Place a purchase order and wire money into your account, or
(small solid bullet) Open an account by exchanging from the same class of any fund that is offered through this prospectus.
INVESTMENTS IN THE FUNDS MUST BE MADE USING THE FEDERAL RESERVE WIRE SYSTEM. Checks and Automated Clearing House payments will not be accepted as a means of investment.
For wiring information and instructions, you should call the investment professional through which you trade or if you trade
directly through Fidelity,    call Fidelity Client Services at
1-800-843-3001    . There is no fee imposed by the funds for wire
purchases. However, if you buy shares through an investment professional, the investment professional may impose a fee for wire purchases.
All wires must be received    in proper form     by the transfer agent
at the applicable fund's designated wire bank before the close of the
Federal Reserve Wire System on th   e     day    of purchase.
You are advised to wire funds as early in the day as possible and to
provide advance notice to Fidelity Client Services for    large
purchases.

MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT $1,000,000*
MINIMUM BALANCE    $1,000,000
* THE MINIMUM INITIAL INVESTMENT OF $1 MILLION MAY BE WAIVED IF YOUR AGGREGATE BALANCE IN THE FIDELITY INSTITUTIONAL MONEY MARKET
FUNDS IS GREATER THAN $10 MILLION. PLEASE CONTACT FIDELITY CLIENT
SERVICES FOR MORE INFORMATION REGARDING THIS WAIVER.

HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by
selling    (redeeming) some or all of your shares.
       THE PRICE TO SELL ONE SHARE    of Class III is the class's
NAV.
Your shares will be sold at the next NAV calculated after your order
is received    in proper form    . Class III's NAV is normally
calculated    each business day     at the times indicated in the
table on page        .
It is the responsibility of your investment professional to transmit
your order to sell shares to Fidelity before the    close of
business     on the day you place    your order.
       IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES,    leave at
least $1,000,000 worth of shares in the account to keep it open.
You must designate on your account application the U.S. commercial bank account(s) into which you wish the redemption proceeds to be deposited. Fidelity Client Services will then notify you that this feature has been activated and that you may request wire redemptions. You may change the bank account(s) designated to receive redemption proceeds at any time prior to making a redemption request. You should send a letter of instruction, including a signature guarantee, to
Fidelity Client Services at the address shown on page    16    .
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. There is no fee imposed by the funds for wiring of redemption proceeds. However, if you sell shares through an investment professional, the investment professional may impose a fee for wire redemptions.
Redemption proceeds will be wired via the Federal Reserve Wire System to your bank account of record. If your redemption request is received
   in proper form     by the transfer agent before the    NAV is
calculated    , redemption proceeds will normally be wired on that
day.
A fund reserves the right to take up to seven days to pay you if making immediate payment would adversely affect the fund.
You are advised to place your trades as early in the day as possible, and to provide advance notice to Fidelity Client Services for
   large     redemptions.
INVESTOR SERVICES
Fidelity provides a variety of services to help you manage your account.
INFORMATION SERVICES
STATEMENTS AND REPORTS that the transfer agent sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction, except a reinvestment, that affects your account balance or your account registration)
(small solid bullet) Account statements (monthly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in a fund. Call Fidelity Client Services at 1-800-843-3001 if you need additional copies of financial reports, prospectuses or historical account information.
SUB-ACCOUNTING AND SPECIAL SERVICES. Special processing has been
arranged with    FIIOC     for institutions that wish to open multiple
accounts (a master account and sub-accounts). You may be required to enter into a separate agreement with FIIOC. Charges for these services, if any, will be determined based on the level of services to be rendered.
SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
Each fund distributes substantially all of its net investment income and capital gains, if any, to shareholders each year. Income dividends are declared daily and paid monthly.
Income dividends declared are accrued daily throughout the month and are normally distributed on the first business day of the following month. However, dividends relating to Class III shares redeemed if you
close your account during the month    may     be distributed on the
day your account is closed. Each fund reserves the right to limit this service.
DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want to receive your distributions. Class III offers two options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions, if any, will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. CASH OPTION. You will be sent a wire for your dividend and capital gain distributions, if any.
Dividends will be reinvested at each fund's Class III NAV on the last day of the month. Capital gain distributions, if any, will be reinvested at the NAV as of the record date of the distribution.
TAXES
As with any investment, you should consider how an investment in the funds could affect you. Below are some of the funds' tax implications. TAXES ON DISTRIBUTIONS. Interest income that Tax-Exempt
   Portfolio     earns is distributed to shareholders as income
dividends. Interest that is federally tax-free remains tax-free when it is distributed. Distributions from the Taxable Funds, however, are subject to federal income tax and may also be subject to state or local taxes. If you live outside the United States, your distributions from these funds could also be taxed by the country in which you reside.
For federal tax purposes, income and short-term capital    gains
from the Taxable Funds are distributed as dividends and taxed as
   ordinary income    ; capital gain distributions, if any, are taxed
as long-term capital gains.
However, for shareholders of Tax-Exempt    Portfolio    , gain on the
sale of tax-free bonds results in taxable distributions. Short-term capital gains and a portion of the gain on bonds purchased at a discount are distributed as dividends and taxed as ordinary income; capital gain distributions, if any, are taxed as long-term capital gains.
Mutual fund dividends from U.S. Government securities are generally free from state and local income taxes. However, particular states may limit this benefit, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for the benefit. In addition, some states may impose intangible property taxes. You should consult your own tax adviser for details and up-to-date information on the tax laws in your state.
   For the fiscal year ended March 31, 1998, 100% of Treasury Only Portfolio's, 25.20% of Treasury Portfolio's and 18.44% of Government
Portfolio's,     income distributions were derived from interest on
U.S. Government securities which is generally exempt from state income tax.
Distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
Every January,    Fidelity     will send you and the IRS a statement
showing the    tax characterization     of distributions paid to you
in the previous year.
A portion of Tax-Exempt    Portfolio's     dividends may be free from
state or local taxes. Income from investments in your state are often tax-free to you. Each year, the transfer agent will send you a
breakdown of Tax-Exempt    Portfolio's     income from each state to
help you calculate your taxes.
   During the fiscal year ended March 31, 1998, 100% of Tax-Exempt
Portfolio'    s income dividends was free from federal income tax.
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments.
TRANSACTION DETAILS
EACH FUND IS OPEN FOR BUSINESS    each day that both the Federal
Reserve Bank of Kansas City (Kansas City Fed) (for Tax-Exempt Portfolio) or the Federal Reserve Bank of New York (New York Fed) (for the Taxable Funds), the NYSE and the principal bond markets (as recommended by the Bond Market Association) are open. The following holiday closings have been scheduled for 1998: New Year's Day, Martin Luther King's Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day. Although FMR expects the same holiday schedule to be observed in the future, at any time the Kansas City Fed, the New York Fed or the NYSE may modify its holiday schedule or the Bond Market Association may modify its recommendation.
   To the extent that portfolio securities are traded in other markets on days when the Kansas City Fed or the New York Fed, the NYSE or the principal bond markets are closed, each class's NAV may be affected on days when investors do not have access to the fund to purchase or redeem shares. Certain Fidelity funds may follow different holiday closing schedules.
A CLASS'S NAV is the value of a single share. The NAV of Class III of each fund is computed by adding Class III's pro rata share of the value of the fund's investments, cash, and other assets, subtracting Class III's pro rata share of the value of the fund's liabilities, subtracting the liabilities allocated to Class III, and dividing the result by the number of Class III shares of that fund that are outstanding. Each fund values its portfolio securities on the basis of amortized cost. This method minimizes the effect of changes in a security's market value and helps each fund maintain a stable $1.00 share price.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION,    you will be asked to
certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE    OR
ELECTRONICALLY    .    Fidelity will not be responsible for any losses
resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to redeem and exchange by telephone, call Fidelity Client Services for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.
EACH FUND RESERVES THE RIGHT to suspend the offering of shares for a period of time.
TO ALLOW FMR TO MANAGE THE FUNDS MOST EFFECTIVELY, you are urged to initiate all trades as early in the day as possible and to notify
Fidelity Client    Services in advance of large transactio    ns.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased
at the next NAV calculated after your order is received    in proper
form    . Note the following:
(small solid bullet) All of your purchases must be made by federal funds wire; checks will not be accepted for purchases.
(small solid bullet) If your wire is not received    in proper form
    by the close of the Federal Reserve Wire System    on the day of
purchase    , you could be liable for any losses or fees a fund or the transfer agent has incurred or for interest and penalties.
(small solid bullet)    Shares begin to earn dividends on the day of
purchase provided (i) you contact Fidelity Client Services and place your order between 8:30 a.m. and the following times on page 30 and
(ii) the fund's designated wire bank receives the wire in proper form before the close of the Federal Reserve Wire System on that day.
(small solid bullet)    On any day the principal bond markets close
early, as recommended by the Bond Market Association, or the Kansas City Fed (for Tax-Exempt Portfolio) or the New York Fed (for the Taxable Funds) close early, a class may advance the time on that day by which purchase orders must be placed so that shares earn dividends on the day of purchase.

Fund                             Dividend Times
                                     (Eastern Time)

Treasury Only Portfolio        2:00 p.m.

Treasury Portfolio             5:00 p.m.

Government Portfolio           5:00 p.m.

Domestic Portfolio             5:00 p.m.

Rated Money Market Portfolio   5:00 p.m.

Money Market Portfolio         3:00 p.m.

Tax-Exempt Portfolio           12:00 noon

   The income declared for Treasury Portfolio, Government Portfolio, Domestic Portfolio and Rated Money Market Portfolio is based on estimates of net investment income for the fund. Actual income may differ from estimates, and differences, if any, will be included in
the calculation of subsequent dividends    .
WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at
the next NAV calculated after your order is received    in proper
form    . Note the following:
(small solid bullet) Shares earn dividends through the day prior to
the day of re   demption. On any day that the principal bond markets
close early (as recommended by the Bond Market Association) or the Kansas City Fed (for Tax-Exempt Portfolio) or the New York Fed (for the Taxable Funds) close early, a class may set a time after which shares earn dividends through the day of redemption. Under such circumstances, shares redeemed on a Friday or prior to a holiday continue to earn dividends until the next business day.
(small solid bullet)    Redemptions may be suspended or payment dates
postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the
SEC.
IF YOUR ACCOUNT BALANCE FALLS BELOW $1,000,000 you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.
THE TRANSFER AGENT MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
FDC may, at its own expense, provide promotional incentives to qualified recipients who support the sale of shares of the funds without reimbursement from the funds. Qualified recipients are securities dealers who have sold fund shares or others, including banks and other financial institutions, under special arrangements in connection with FDC's sales activities. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder you have the privilege of exchanging Class III shares of any fund offered through this prospectus at no charge for Class III shares of any other fund offered through this prospectus.
An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.
BY TELEPHONE. Exchanges may be requested on any day a fund is open for
business by calling Fidelity Client Services at 1-800-843-3001   .
BY MAIL. You may exchange shares on any business day by submitting written instructions with an authorized signature which is on file for that account. Written requests for exchanges should contain the fund name, class name, account number, the number of shares to be redeemed, and the name of the fund and class to be purchased. Written requests for exchange should be mailed to Fidelity Client Services at the
address on page    16    .
WHEN YOU PLACE AN ORDER TO EXCHANGE SHARES, Class III shares will be
redeemed at the next determined NAV after your order is received    in
proper form    . Shares of the fund to be acquired will be purchased
at its next determined NAV after redemption proceeds are made available. You should note that, under certain circumstances, a fund may take up to seven days to make redemption proceeds available for the exchange purchase of shares of another fund. In addition, please note the following:
(small solid bullet) Exchanges will not be permitted until a completed and signed account application is on file.
(small solid bullet)    The fund or class you are exchanging into must
be available for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.
(small solid bullet) Before exchanging into a fund    or class
    read its prospectus.
(small solid bullet) Exchanges may have tax consequences for you.
(small solid bullet)    Currently, there is no limit on the number of
exchanges out of a fund.
(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify the exchange privilege in the future.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.

(Recycled Logo)This prospectus is printed on recycled paper using soy-based inks.

SUPPLEMENT TO THE FIDELITY INSTITUTIONAL MONEY MARKET FUNDS - CLASS I

MAY 29, 1998

PROSPECTUS

PROPOSED REORGANIZATION. The Board of Trustees of Rated Money Market

Portfolio has unanimously approved an Agreement and Plan of

Reorganization ("Agreement") between Rated Money Market Portfolio and

Domestic Portfolio, a fund of Colchester Street Trust.

The Agreement provides for the transfer of all of the assets and the assumption of all of the liabilities of Rated Money Market Portfolio solely in exchange for an identical number of shares of the

corresponding class of Domestic Portfolio. Following such exchange,

Rated Money Market Portfolio will distribute such shares pro rata to the corresponding class in liquidation of Rated Money Market Portfolio as provided in the Agreement (the transactions contemplated by the

Agreement referred to as the "Reorganization").

The Reorganization can be consummated only if, among other things, it is approved by a majority vote of shareholders. A Special Meeting (the

"Meeting") of the Shareholders of Rated Money Market Portfolio will be held on December 16, 1998, and approval of the Agreement will be voted on at that time. In connection with the Meeting, Rated Money Market

Portfolio will be filing with the Securities and Exchange Commission and delivering to its shareholders of record a Proxy Statement describing the Reorganization and a Prospectus for Domestic Portfolio.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to become effective on or about January 21, 1999. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective,

if approved, as soon as practicable thereafter.

In the event Rated Money Market Portfolio shareholders fail to approve the Agreement, Rated Money Market Portfolio will continue to engage in business as a registered investment company and the Board of Trustees will consider other proposals for the reorganization or liquidation of the Fund.

Effective October 19, 1998, Rated Money Market Portfolio will be closed to new accounts pending the Reorganization.

The following information replaces similar information found in

"Investment Principles and Risks" beginning on page 15.

TREASURY PORTFOLIO seeks to earn a high level of current income while maintaining a stable $1.00 share price by investing in high-quality,

short-term securities. The fund invests only in U.S. Treasury securities and repurchase agreements for these securities. The fund does not enter into reverse repurchase agreements. The fund currently intends to maintain a dollar-weighted average maturity of 60 days or less.

GOVERNMENT PORTFOLIO seeks to earn a high level of current income while maintaining a stable $1.00 share price by investing in high-quality, short-term securities. The fund invests only in U.S.

Government securities and repurchase agreements for these securities.

The fund also may enter into reverse repurchase agreements. The fund currently intends to maintain a dollar-weighted average maturity of 60 days or less.

DOMESTIC PORTFOLIO seeks to earn a high level of current income while maintaining a stable $1.00 share price by investing in high-quality,

short-term securities. The fund invests only in the highest-quality

U.S. dollar-denominated money market securities of domestic issuers rated in the highest rating category by at least two nationally recognized rating services, U.S. Government securities and repurchase agreements. The fund also may enter into reverse repurchase

agreements. The fund currently intends to maintain a dollar-weighted average maturity of 60 days or less.

RATED MONEY MARKET PORTFOLIO seeks to earn a high level of current income while maintaining a stable $1.00 share price by investing in high-quality, short-term securities. The fund invests only in U.S.

dollar-denominated money market securities of domestic and foreign issuers rated in the highest rating category by at least two nationally recognized rating services, U.S. Government securities, and repurchase agreements. The fund will not purchase any securities of foreign issuers that mature beyond January 21, 1999, the anticipated effective date of the Proposed Reorganization. The fund also may enter into reverse repurchase agreements. The fund currently intends to maintain a dollar-weighted average maturity of 60 days or less.

The following information supplements information found in "Investment

Principles and Risks" beginning on page 15.

THE FUNDS comply with industry-standard requirements for the quality,

maturity, and diversification of their investments, which are designed to help maintain a stable $1.00 share price. Of course, there is no guarantee that the funds will maintain a stable $1.00 share price. The funds will purchase only high-quality securities that FMR believes present minimal credit risks and will observe maturity restrictions on securities they buy. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the funds' investments could cause their share prices (and the value of your investment) to change.



SUPPLEMENT TO THE FIDELITY INSTITUTIONAL MONEY MARKET FUNDS - CLASS II

MAY 29, 1998

PROSPECTUS

PROPOSED REORGANIZATION. The Board of Trustees of Rated Money Market

Portfolio has unanimously approved an Agreement and Plan of

Reorganization ("Agreement") between Rated Money Market Portfolio and

Domestic Portfolio, a fund of Colchester Street Trust.

The Agreement provides for the transfer of all of the assets and the assumption of all of the liabilities of Rated Money Market Portfolio solely in exchange for an identical number of shares of the

corresponding class of Domestic Portfolio. Following such exchange,

Rated Money Market Portfolio will distribute such shares pro rata to the corresponding class in liquidation of Rated Money Market Portfolio as provided in the Agreement (the transactions contemplated by the

Agreement referred to as the "Reorganization").

The Reorganization can be consummated only if, among other things, it is approved by a majority vote of shareholders. A Special Meeting (the

"Meeting") of the Shareholders of Rated Money Market Portfolio will be held on December 16, 1998, and approval of the Agreement will be voted on at that time. In connection with the Meeting, Rated Money Market

Portfolio will be filing with the Securities and Exchange Commission and delivering to its shareholders of record a Proxy Statement describing the Reorganization and a Prospectus for Domestic Portfolio.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to become effective on or about January 21, 1999. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective,

if approved, as soon as practicable thereafter.

In the event Rated Money Market Portfolio shareholders fail to approve the Agreement, Rated Money Market Portfolio will continue to engage in business as a registered investment company and the Board of Trustees will consider other proposals for the reorganization or liquidation of the Fund.

Effective October 19, 1998, Rated Money Market Portfolio will be closed to new accounts pending the Reorganization.

The following information replaces similar information found in

"Investment Principles and Risks" beginning on page 15.

TREASURY PORTFOLIO seeks to earn a high level of current income while maintaining a stable $1.00 share price by investing in high-quality,

short-term securities. The fund invests only in U.S. Treasury securities and repurchase agreements for these securities. The fund does not enter into reverse repurchase agreements. The fund currently intends to maintain a dollar-weighted average maturity of 60 days or less.

GOVERNMENT PORTFOLIO seeks to earn a high level of current income while maintaining a stable $1.00 share price by investing in high-quality, short-term securities. The fund invests only in U.S.

Government securities and repurchase agreements for these securities.

The fund also may enter into reverse repurchase agreements. The fund currently intends to maintain a dollar-weighted average maturity of 60 days or less.

DOMESTIC PORTFOLIO seeks to earn a high level of current income while maintaining a stable $1.00 share price by investing in high-quality,

short-term securities. The fund invests only in the highest-quality

U.S. dollar-denominated money market securities of domestic issuers rated in the highest rating category by at least two nationally recognized rating services, U.S. Government securities and repurchase agreements. The fund also may enter into reverse repurchase

agreements. The fund currently intends to maintain a dollar-weighted average maturity of 60 days or less.

RATED MONEY MARKET PORTFOLIO seeks to earn a high level of current income while maintaining a stable $1.00 share price by investing in high-quality, short-term securities. The fund invests only in U.S.

dollar-denominated money market securities of domestic and foreign issuers rated in the highest rating category by at least two nationally recognized rating services, U.S. Government securities, and repurchase agreements. The fund will not purchase any securities of foreign issuers that mature beyond January 21, 1999, the anticipated effective date of the Proposed Reorganization. The fund also may enter into reverse repurchase agreements. The fund currently intends to maintain a dollar-weighted average maturity of 60 days or less.

TAX-EXEMPT PORTFOLIO seeks to earn a high level of current income that is free from federal income tax while maintaining a stable $1.00 share price by investing in high-quality, short-term municipal securities of all types, including securities structured so that they are eligible investments for the fund. The fund invests in municipal money market securities rated in the highest category by at least one nationally recognized rating service and in one of the two highest categories by another rating service if rated by more than one, or, if unrated,

determined to be of equivalent quality to the highest rating category by FMR. FMR normally invests the fund's assets so that at least 80% of the fund's income distributions is free from federal income tax. The fund does not currently intend to purchase municipal securities whose interest is subject to the federal alternative minimum tax.

The following information supplements information found in "Investment

Principles and Risks" beginning on page 15.

THE FUNDS comply with industry-standard requirements for the quality,

maturity, and diversification of their investments, which are designed to help maintain a stable $1.00 share price. Of course, there is no guarantee that the funds will maintain a stable $1.00 share price. The funds will purchase only high-quality securities that FMR believes present minimal credit risks and will observe maturity restrictions on securities they buy. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the funds' investments could cause their share prices (and the value of your investment) to change.



SUPPLEMENT TO THE FIDELITY INSTITUTIONAL MONEY MARKET FUNDS - CLASS

III MAY 29, 1998

PROSPECTUS

PROPOSED REORGANIZATION. The Board of Trustees of Rated Money Market

Portfolio has unanimously approved an Agreement and Plan of

Reorganization ("Agreement") between Rated Money Market Portfolio and

Domestic Portfolio, a fund of Colchester Street Trust.

The Agreement provides for the transfer of all of the assets and the assumption of all of the liabilities of Rated Money Market Portfolio solely in exchange for an identical number of shares of the

corresponding class of Domestic Portfolio. Following such exchange,

Rated Money Market Portfolio will distribute such shares pro rata to the corresponding class in liquidation of Rated Money Market Portfolio as provided in the Agreement (the transactions contemplated by the

Agreement referred to as the "Reorganization").

The Reorganization can be consummated only if, among other things, it is approved by a majority vote of shareholders. A Special Meeting (the

"Meeting") of the Shareholders of Rated Money Market Portfolio will be held on December 16, 1998, and approval of the Agreement will be voted on at that time. In connection with the Meeting, Rated Money Market

Portfolio will be filing with the Securities and Exchange Commission and delivering to its shareholders of record a Proxy Statement describing the Reorganization and a Prospectus for Domestic Portfolio.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to become effective on or about January 21, 1999. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective,

if approved, as soon as practicable thereafter.

In the event Rated Money Market Portfolio shareholders fail to approve the Agreement, Rated Money Market Portfolio will continue to engage in business as a registered investment company and the Board of Trustees will consider other proposals for the reorganization or liquidation of the Fund.

Effective October 19, 1998, Rated Money Market Portfolio will be closed to new accounts pending the Reorganization.

The following information replaces similar information found in

"Investment Principles and Risks" beginning on page 15.

TREASURY PORTFOLIO seeks to earn a high level of current income while maintaining a stable $1.00 share price by investing in high-quality,

short-term securities. The fund invests only in U.S. Treasury securities and repurchase agreements for these securities. The fund does not enter into reverse repurchase agreements. The fund currently intends to maintain a dollar-weighted average maturity of 60 days or less.

GOVERNMENT PORTFOLIO seeks to earn a high level of current income while maintaining a stable $1.00 share price by investing in high-quality, short-term securities. The fund invests only in U.S.

Government securities and repurchase agreements for these securities.

The fund also may enter into reverse repurchase agreements. The fund currently intends to maintain a dollar-weighted average maturity of 60 days or less.

DOMESTIC PORTFOLIO seeks to earn a high level of current income while maintaining a stable $1.00 share price by investing in high-quality,

short-term securities. The fund invests only in the highest-quality

U.S. dollar-denominated money market securities of domestic issuers rated in the highest rating category by at least two nationally recognized rating services, U.S. Government securities and repurchase agreements. The fund also may enter into reverse repurchase

agreements. The fund currently intends to maintain a dollar-weighted average maturity of 60 days or less.

RATED MONEY MARKET PORTFOLIO seeks to earn a high level of current income while maintaining a stable $1.00 share price by investing in high-quality, short-term securities. The fund invests only in U.S.

dollar-denominated money market securities of domestic and foreign issuers rated in the highest rating category by at least two nationally recognized rating services, U.S. Government securities, and repurchase agreements. The fund will not purchase any securities of foreign issuers that mature beyond January 21, 1999, the anticipated effective date of the Proposed Reorganization. The fund also may enter into reverse repurchase agreements. The fund currently intends to maintain a dollar-weighted average maturity of 60 days or less.

TAX-EXEMPT PORTFOLIO seeks to earn a high level of current income that is free from federal income tax while maintaining a stable $1.00 share price by investing in high-quality, short-term municipal securities of all types, including securities structured so that they are eligible investments for the fund. The fund invests in municipal money market securities rated in the highest category by at least one nationally recognized rating service and in one of the two highest categories by another rating service if rated by more than one, or, if unrated,

determined to be of equivalent quality to the highest rating category by FMR. FMR normally invests the fund's assets so that at least 80% of the fund's income distributions is free from federal income tax. The fund does not currently intend to purchase municipal securities whose interest is subject to the federal alternative minimum tax.

The following information supplements information found in "Investment

Principles and Risks" beginning on page 15.

THE FUNDS comply with industry-standard requirements for the quality,

maturity, and diversification of their investments, which are designed to help maintain a stable $1.00 share price. Of course, there is no guarantee that the funds will maintain a stable $1.00 share price. The funds will purchase only high-quality securities that FMR believes present minimal credit risks and will observe maturity restrictions on securities they buy. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the funds' investments could cause their share prices (and the value of your investment) to change.